UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSRS
CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-6200
Schwab Investments

(Exact name of registrant as specified in charter)
101 Montgomery Street, San Francisco, California 94104

(Address of principal executive offices) (Zip code)
Randall W. Merk
Schwab Investments
101 Montgomery Street, San Francisco, California 94104

(Name and address of agent for service)
Registrant’s telephone number, including area code:   (415) 627-7000
Date of fiscal year end:    August 31
Date of reporting period:   September 1, 2007 — February 29, 2008
Item 1: Report(s) to Shareholders.

Schwab Bond Funds

Semiannual Report
February 29, 2008

Schwab Short-Term
Bond Market Fundtm

Schwab® Premier Income Fund

Schwab Total
Bond Market Fundtm

Schwab GNMA Fundtm

Schwab Inflation
Protected Fundtm

Five smart, cost-effective ways investors can use
bonds in an asset allocation strategy.

Select Shares® are available on many Schwab Fundstm

Schwab Funds offers Select Shares, a shares class that carries lower expenses than Investor Sharestm in exchange for higher investment minimums on many of its funds. Select Shares are available for initial purchases of $50,000 or more of a single fund in a single account and for shareholders who add to their existing Investor Share position, bringing the value to or above $50,000. We encourage shareholders to review their portfolio to see if they are eligible to exchange into Select Shares. If you believe you are eligible, you should contact Schwab or your financial intermediary to request a tax-free interclass exchange into Select Shares. Select Shares may not be available through financial intermediaries other than Charles Schwab & Co., Inc.

Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).
Distributor and transfer agent: Charles Schwab & Co., Inc. (Schwab).

Performance at a Glance

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwab.com/schwabfunds.

Total Return for the Report Period

Schwab Short-Term Bond Market Fundtm (Ticker Symbol: SWBDX)*	4.16%

Benchmark: Lehman Brothers U.S. Government/Credit: 1-5 Years Index	6.34%
Fund Category: Morningstar Short-Term Bond	3.00%

Performance Details	pages 6-7

Schwab® Premier Income Fund

Investor Shares (Ticker Symbol: SWIPX)**	5.04%
Select Shares® (Ticker Symbol: SWILX)**	5.05%
Institutional Shares (Ticker Symbol: SWIIX)**	5.06%
Benchmark: Lehman Brothers U.S. Aggregate Intermediate Bond Index	3.71%
Fund Category: Morningstar Intermediate-Term Bond	2.06%

Performance Details	pages 8-9

Schwab Total Bond Market Fundtm (Ticker Symbol: SWLBX)	3.41%

Benchmark: Lehman Brothers U.S. Aggregate Bond Index	5.67%
Fund Category: Morningstar Intermediate-Term Bond	3.83%

Performance Details	pages 10-11

Schwab GNMA Fundtm

Investor Shares (Ticker Symbol: SWGIX)*	6.77%
Select Shares® (Ticker Symbol: SWGSX)*	6.87%
Benchmark: Lehman Brothers GNMA Index	6.24%
Fund Category: Morningstar Intermediate Government	5.69%

Performance Details	pages 12-13

Schwab Inflation Protected Fundtm

Investor Shares (Ticker Symbol: SWRIX)	11.26%
Select Shares® (Ticker Symbol: SWRSX)	11.33%
Benchmark: Lehman Brothers U.S. TIPS Index	11.94%
Fund Category: Morningstar Inflation Protected Bond	11.08%

Performance Details	pages 14-15

Minimum Initial Investment[1]

Investor Shares	$ 100
Select Shares®	$ 50,000
Institutional Shares	$500,000

All fund and index figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

Expenses may be partially absorbed by fund management. Without these reductions, the fund’s total return would have been lower. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

Source for category information: Morningstar, Inc.

*	Return for the report period presented in the table differs from the return in the Financial Highlights. This is a result of the calculation of the Financial Highlights return adhering to GAAP presentation.

**	Not annualized. For the period 10/31/07 (commencement of operation) to 2/29/08.

[1]	Please see prospectus for further detail and eligibility requirements.

Schwab Taxable Bond Funds 1

From the Chairman

Charles Schwab
Chairman

Dear Shareholder,

Throughout my career I’ve been through many up and down markets, and I’ve always believed that sticking to time-tested principles of investing and a long-term strategy is the best way to endure short-term volatility and economic turbulence. The current turmoil in fixed income and equity markets is no exception.

For the past several months, the financial markets have been struggling to overcome problems that arose initially out of declining home prices and a collapse in the subprime mortgage market, along with larger economic issues including a drop in the value of the dollar globally, heightened risk of inflation, and the threat of recession.

Over the years, these intense market fluctuations have not been the norm, but it is during these periods that many investors can give up on investment fundamentals. Trying to time the market is both difficult and risky. Financial research has shown that a carefully constructed long-term investing plan can help moderate the effects of volatile markets and provide more reliable returns.

A good plan is built on sound, proven principles of investing, such as asset allocation and diversification. Spreading your money across different asset classes, such as stocks, bonds, mutual funds, and cash equivalents can be the most important factor in determining long-term performance and weathering the inevitable ups and downs of the market. In addition, seeking advice from your financial consultant or trusted investment advisor can also be an important part of making informed and smart decisions.

Here at Schwab, our goal is to help you reach your financial goals no matter what the market conditions may be. With funds and services backed by the guidance and support you need—whatever type of investor you are—we’ll do all we can to help you succeed.

Thank you for investing with us.

Sincerely,

2 Schwab Taxable Bond Funds

From the President

Randall W. Merk is President and CEO of Charles Schwab Investment Management, Inc. and the funds covered in this report. He joined the firm in 2002 and has held a variety of executive positions at Schwab.

Dear Shareholder,

The latter half of 2007 and the beginning of 2008 marked times of extreme volatility in many sectors of the economy. Credit quality and liquidity concerns that at first seemed contained to the subprime lending market have since resulted in myriad broad-market disruptions. Particularly, instability within mortgage and asset-backed fixed income markets combined with a continued fall in housing prices created extraordinarily tight lending conditions and a difficult investment environment.

During these times of market uncertainty, we encourage you to seek the guidance and advice of your Schwab financial consultant or your independent investment advisor to ensure that your portfolio allocations represent your goals and tolerance for risk. Our Schwab Fixed Income Specialists can be reached at 1-877-563-7818, while our Client Service Specialists are available at 1-800-435-4000.

Sincerely,

Schwab Taxable Bond Funds 3

The Investment Environment

Kimon Daifotis, CFA, a senior vice president and chief investment officer, fixed income, has overall responsibility for the management of the funds.

As overall U.S. economic growth slowed, disruptions in the financial markets over the last several months have proven to be some of the most dramatic in recent memory. Problems in housing and credit markets continued to weigh on investor confidence as illiquidity and credit quality concerns spread into the broader marketplace. Volatility within fixed income markets, particularly within non-U.S. Treasury securities, catalyzed by the perception of risk and mass selling of bonds, contributed to an increase in market pessimism and depressed security prices.

Leading economic indicators, such as Gross Domestic Product (GDP), employment, and consumer prices, revealed diminishing overall economic growth and several contracting sectors. Real GDP—the output of goods and services produced in the United States adjusted for inflation—grew at an annual rate of 0.6% in the fourth quarter of 2007, compared to a 4.9% increase in the third quarter. From December through the end of February, private sector employment declined by 141,000 jobs, while the unemployment rate rose above 5% during the reporting period. Consumer prices, including food and energy, rose by 3.9% in the fourth quarter. The rise in prices, coupled with job loss and diminished growth, acted to depress consumer confidence.

Over the last several months, the decline in the value of the U.S. dollar in conjunction with broad-spectrum increases in commodity prices contributed to concerns over inflation and the strength of the U.S. economy. Since peaking in early 2002, the U.S. dollar has declined in value by more than 40% relative to the Euro and 20% relative to broad trade-weighted currency indexes. While this decline has stimulated exports and curtailed imports, it has also worked to drive an increase in commodity prices. From January 2007 through the end of the period, commodity prices have increased more than 25% as measured by the Dow Jones-AIG Commodity Index, with gold and oil breaking $1,000 and $100 price thresholds, respectively, for the first time.

Housing and the subprime mortgage crisis were among the primary forces that contributed to broader market volatility and investor pessimism throughout the period. After many years of sustained growth, housing prices fell dramatically as supply began to outpace demand. Subprime borrowers, those with below average credit ratings, were disproportionately affected in the housing market correction. Although subprime adjustable rate mortgages accounted for just 6.8% of outstanding loans in the U.S., they represented 43% of foreclosures in the third quarter of 2007. With the increase in defaults on subprime loans, the prices of asset-backed and mortgage-backed securities in the market declined, despite the fact that subprime represented only a fraction of the sector.

In this environment, investors became increasingly risk adverse. Even securities that carried triple-A credit ratings declined in price. Seeking the safety of government-backed debt,

 Yield Curve: Average Yields of AAA Securities of Seven Maturities

This chart shows where yields stood at the beginning of the report period and at the end of the period. For debt securities of comparable quality, those with longer maturities typically pay higher interest rates, in part because they are presumed to carry higher risk.

Data source: Bloomberg L.P.

4 Schwab Taxable Bond Funds

The Investment Environment continued

investors migrated to U.S. Treasuries. Correspondingly, prices of non-U.S. Treasury fixed income securities sank on depressed demand, while yields rose. As the housing crisis deepened and economic indicators pointed toward impending recession, pessimism and selling continued.

In the early part of 2008, the municipal bond market became volatile as demand for auction rate securities and variable rate demand notes, among others, decreased. Yields on short-term double-A rated debt rose substantially, while even long-term municipal bonds of the highest quality reached yields of 6%. As auctions failed and the ability to turnover short-term debt became uncertain, many institutions and hedge funds were forced to sell securities to meet certain portfolio requirements. This selling created more illiquidity in the market and drove demand down even further.

In response to mounting market volatility and illiquidity across the broader marketplace, the Federal Reserve initiated a number of market control mechanisms designed to bolster investor confidence. During the reporting period, the Fed cut interest rates from 5.25% to 3.00% attempting to restore liquidity to the market by making lending more attractive. Additionally, major banks and other lending institutions in the private sector took measures to shore up riskier portions of their portfolios and encourage stricter borrowing standards in order to prevent further defaults and credit downgrades.

 Yields of U.S. Treasury Securities: Effective Yields of Three-Month, Two-Year and Ten-Year Treasuries

Yields, or interest rates, represent the cost of borrowing money. Rapid economic growth, waning investor interest in bonds, an increase in the issuance of bonds, or the expectation of higher inflation can drive rates up, while the opposite conditions can push rates down.

Data source: Bloomberg L.P.

Nothing in this report represents a recommendation of a security by the investment adviser.

Manager views and portfolio holdings may have changed since the report date.

Schwab Taxable Bond Funds 5

Schwab Short-Term Bond Market Fundtm

Kimon Daifotis, CFA, a senior vice president and chief investment officer, fixed income, has overall responsibility for management of the fund.

Matthew Hastings, CFA, managing director and portfolio manager, has day-to-day co-responsibility for the management of the fund.

Steven Hung, managing director and portfolio manager, has day-to-day co-responsibility for the management of the fund.

Alfonso Portillo, managing director and portfolio manager, has day-to-day co-responsibility for the management of the fund.

The Schwab Short-Term Bond Market Fund returned 4.16%, underperforming the Lehman Brothers U.S. Government/Credit: 1-5 Year Index, which was up 6.34%. Risk aversion and forced selling in the fixed income market, combined with persistent volatility, impacted the fund as investors remained cautious of all non-Government securities irrespective of underlying credit quality. Under these conditions of extreme volatility, U.S. Treasuries outperformed all other fixed income securities.

During the period, the financial markets experienced liquidity and confidence issues as the collapse of the subprime mortgage market and related credit turmoil cascaded into other sectors. Correspondingly, a repricing of risk premiums and a flight to quality across all segments of the fixed income market contributed to downward pricing pressure, with prices for many non-U.S. Treasury securities falling regardless of their quality or fundamentals. In order to maintain liquidity, many investors were forced to sell high quality assets at depressed prices. This selling pressure occurred at the same time demand for non-U.S. Treasury securities was weakest, and as a result prices were driven down even further.

As of 2/29/08:

 Portfolio Composition % of Investments

These tables show three different views of the fund’s portfolio: by type of security, credit quality of the security and remaining maturity.

By Security Type

U.S. Government Securities	48.3%

Mortgage-Backed Securities	29.0%

Corporate Bonds	18.4%
Commercial Paper & Other

Corporate Obligations	2.3%

Asset-Backed Obligations	1.6%

Preferred Stock	0.4%

By Credit Quality 1

AAA	77.4%

AA	5.1%

A	4.8%

BBB	7.6%

BB	2.6%

B	0.5%

Short-Term Ratings	2.0%

Weighted Average

Credit Quality	AA

By Maturity

0-6 months	22.4%

7-18 months	0.1%

19-30 months	31.5%

More than 30 months	46.0%

Weighted Average Maturity	2.3 yrs
Weighted Average Effective

Duration	2.5 yrs

Portfolio holdings may have changed since the report date.

[1]	Based on ratings from Moody’s. Where Moody’s ratings are not available, Standard & Poor’s ratings are used. The fund may use different ratings provided by other ratings agencies for purposes of determining compliance with the fund’s investment policies.

6 Schwab Taxable Bond Funds

 Schwab Short-Term Bond Market Fundtm

Performance Summary as of 2/29/08

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwab.com/schwabfunds.

Performance of a Hypothetical
$10,000 Investment1

 Average Annual Total Returns1,2,3

	6 Months	1 Year	5 Years	10 Years

Fund: Schwab Short-Term Bond Market Fundtm (11/5/91)*	4.16%	5.55%	3.44%	4.88%
Benchmark: Lehman Brothers U.S. Government/Credit: 1-5 Years Index	6.34%	9.11%	4.00%	5.53%
Fund Category: Morningstar Short-Term Bond	3.00%	4.46%	2.96%	4.46%

Fund Expense Ratios4: Net 0.55%; Gross 0.58%

 Style Assessment5

 Yields1

30-Day SEC Yield[3]	4.29%

30-Day SEC Yield-No Waiver[6]	4.26%

12-Month Distribution Yield[3]	5.07%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

*	Return for the report period presented in the table differs from the return in the Financial Highlights. This is a result of the calculation of the Financial Highlights return adhering to GAAP presentation.

[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc.
[3]	Fund expenses may have been partially absorbed by CSIM and Schwab. Without these reductions, the total return may have been lower.
[4]	Per prospectus effective 11/15/07. Net Expense: Expenses reduced by a contractual fee waiver in effect through at least 11/14/09. Gross Expense: Does not reflect the effect of contractual fee waivers.
[5]	Source: Morningstar, Inc. Interest rate sensitivity and credit quality are two main components of bond performance. The assessment reflects the fund’s portfolio as of 2/29/08 and is not a precise indication of risk or performance–past, present or future. Definitions of style assessments: Sensitivity (measured as duration): short, up to 3.5 years; Medium, more than 3.5 years to less than six years; Long, six years or greater. Credit quality: High, AA or better; Medium, A or BBB; Low, BB or lower.
[6]	Yield if fund expenses had not been partially absorbed by CSIM and Schwab.

Schwab Taxable Bond Funds 7

Schwab® Premier Income Fund

Kimon Daifotis, CFA, a senior vice president and chief investment officer, fixed income, has overall responsibility for management of the fund.

Matthew Hastings, CFA, managing director and portfolio manager, has day-to-day co-responsibility for the management of the fund.

Steven Hung, managing director and portfolio manager, has day-to-day co-responsibility for the management of the fund.

Alfonso Portillo, managing director and portfolio manager, has day-to-day co-responsibility for the management of the fund.

The Schwab Premier Income Fund Investor Shares returned 5.04%, outperforming the Lehman Brothers U.S. Aggregate Intermediate Bond Index, which was up 3.71%. As the fund was being launched, risk aversion and forced selling in the fixed income market, combined with persistent volatility, created a difficult investment environment. Despite this, the fund was able to position itself more defensively and benefitted during a period in which U.S. Treasuries outperformed.

During the period, the financial markets experienced liquidity and confidence issues as the collapse of the subprime mortgage market and related credit turmoil cascaded into other sectors. Correspondingly, a repricing of risk premiums and a flight to quality across all segments of the fixed income market contributed to downward pricing pressure, with prices for many non-U.S. Treasury securities falling regardless of their quality or fundamentals. In order to maintain liquidity, many investors were forced to sell high quality assets at depressed prices. This selling pressure occurred at the same time demand for non-U.S. Treasury securities was weakest, and as a result prices were driven down even further.

As of 2/29/08:

 Portfolio Composition % of Investments

These tables show three different views of the fund’s portfolio: by type of security, credit quality of the security and remaining maturity.

By Security Type

Mortgage-Backed Securities	39.3%

Corporate Bonds	24.2%

U.S. Government Securities	20.9%

Asset-Backed Obligations	8.8%
Commercial Paper & Other

Corporate Obligations	5.8%

Preferred Stock	1.0%

By Credit Quality 1

AAA	61.4%

AA	9.5%

A	7.9%

BBB	7.4%

BB	4.2%

B	2.8%

Short-Term Ratings	5.6%

Unrated Securities	1.2%

Weighted Average

Credit Quality	AA

By Maturity

0-6 months	40.6%

7-18 months	2.4%

19-30 months	5.6%

More than 30 months	51.4%

Weighted Average Maturity	2.8 yrs
Weighted Average Effective

Duration	3.6 yrs

Portfolio holdings may have changed since the report date.

[1]	Based on ratings from Moody’s. Where Moody’s ratings are not available, Standard & Poor’s ratings are used. The fund may use different ratings provided by other ratings agencies for purposes of determining compliance with the fund’s investment policies.

8 Schwab Taxable Bond Funds

 Schwab® Premier Income Fund

Performance Summary as of 2/29/08

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwab.com/schwabfunds.

Performance of a Hypothetical
$10,000 Investment1

Performance of a Hypothetical
$50,000 Investment1

Performance of a Hypothetical
$500,000 Investment1

 Average Annual Total Returns1,2,3

Class and Inception Date	Since Inception

Investor Shares (10/31/07)	5.04%
Select Shares (10/31/07)	5.05%
Institutional Shares (10/31/07)	5.06%
Benchmark: Lehman Brothers U.S. Aggregate Intermediate Bond Index	3.71%
Fund Category: Morningstar Intermediate-Term Bond	2.06%

Expense Ratios4: Investor Shares: Net 0.87%; Gross 1.02% / Select Shares: Net 0.72%; Gross 0.87% /
             Institutional Shares: Net 0.63%; Gross 0.87%

 Style Assessment5

 Yields1,3

30-Day SEC Yield
Investor Shares	4.55%
Select Shares	4.70%
Institutional Shares	4.79%

30-Day SEC Yield–No Waiver
Investor Shares	4.42%
Select Shares	4.57%
Institutional Shares	4.57%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc.
[3]	Fund expenses may have been partially absorbed by CSIM and Schwab. Without these reductions, the total return may have been lower.
[4]	Per prospectus effective 9/19/07.
[5]	Source: Morningstar, Inc. Interest rate sensitivity and credit quality are two main components of bond performance. The assessment reflects the fund’s portfolio as of 2/29/08 and is not a precise indication of risk or performance–past, present or future. Definitions of style assessments: Sensitivity (measured as duration): short, up to 3.5 years; Medium, more than 3.5 years to less than six years; Long, six years or greater. Credit quality: High, AA or better; Medium, A or BBB; Low, BB or lower.

Schwab Taxable Bond Funds 9

Schwab Total Bond Market Fundtm

Kimon Daifotis, CFA, a senior vice president and chief investment officer, fixed income, has overall responsibility for management of the fund.

Matthew Hastings, CFA, managing director and portfolio manager, has day-to-day co-responsibility for the management of the fund.

Steven Hung, managing director and portfolio manager, has day-to-day co-responsibility for the management of the fund.

Alfonso Portillo, managing director and portfolio manager, has day-to-day co-responsibility for the management of the fund.

The Schwab Total Bond Market Fund returned 3.41%, underperforming Lehman Brothers U.S. Aggregate Bond Index, which was up 5.67%. Risk aversion and forced selling in the fixed income market, combined with persistent volatility, impacted the fund as investors remained cautious of all non-Government securities irrespective of underlying credit quality. Under these conditions of extreme volatility, U.S. Treasuries outperformed all other fixed income securities.

During the period, the financial markets experienced liquidity and confidence issues as the collapse of the subprime mortgage market and related credit turmoil cascaded into other sectors. Correspondingly, a repricing of risk premiums and a flight to quality across all segments of the fixed income market contributed to downward pricing pressure, with prices for many non-U.S. Treasury securities falling regardless of their quality or fundamentals. In order to maintain liquidity, many investors were forced to sell high quality assets at depressed prices. This selling pressure occurred at the same time demand for non-U.S. Treasury securities was weakest, and as a result prices were driven down even further.

As of 2/29/08:

 Portfolio Composition % of Investments

These tables show three different views of the fund’s portfolio: by type of security, credit quality of the security and remaining maturity.

By Security Type

Mortgage-Backed Securities	46.3%

U.S. Government Securities	27.9%

Corporate Bonds	18.0%

Asset-Backed Obligations	3.7%
Commercial Paper & Other

Corporate Obligations	3.3%

Preferred Stock	0.8%

By Credit Quality 1

AAA	74.5%

AA	5.5%

A	6.8%

BBB	7.3%

BB	2.2%

B	0.3%

Short-Term Ratings	3.2%

Unrated Securities	0.2%

Weighted Average

Credit Quality	AA

By Maturity

0-1 Year	28.8%

2-10 Years	36.6%

11-20 Years	9.7%

21-30 Years	24.9%

Weighted Average Maturity	4.5 yrs
Weighted Average Effective

Duration	4.6 yrs

Portfolio holdings may have changed since the report date.

[1]	Based on ratings from Moody’s. Where Moody’s ratings are not available, Standard & Poor’s ratings are used. The fund may use different ratings provided by other ratings agencies for purposes of determining compliance with the fund’s investment policies.

10 Schwab Taxable Bond Funds

 Schwab Total Bond Market Fundtm

Performance Summary as of 2/29/08

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwab.com/schwabfunds.

Performance of a Hypothetical
$10,000 Investment1

 Average Annual Total Returns1,2,3

	6 Months	1 Year	5 Years	10 Years

Fund: Schwab Total Bond Market Fundtm (3/5/93)	3.41%	4.14%	4.03%	5.57%
Benchmark: Lehman Brothers U.S. Aggregate Bond Index	5.67%	7.30%	4.50%	6.04%
Fund Category: Morningstar Intermediate-Term Bond	3.83%	4.39%	3.90%	5.18%

Fund Expense Ratio4: 0.53%

 Style Assessment5

 Yields1,3

30-Day SEC Yield	5.12%

12-Month Distribution Yield	5.39%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc.
[3]	Fund expenses may have been partially absorbed by CSIM and Schwab. Without these reductions, the total return may have been lower.
[4]	Per prospectus effective 11/15/07.
[5]	Source: Morningstar, Inc. Interest rate sensitivity and credit quality are two main components of bond performance. The assessment reflects the fund’s portfolio as of 2/29/08 and is not a precise indication of risk or performance–past, present or future. Definitions of style assessments: Sensitivity (measured as duration): short, up to 3.5 years; Medium, more than 3.5 years to less than six years; Long, six years or greater. Credit quality: High, AA or better; Medium, A or BBB; Low, BB or lower.

Schwab Taxable Bond Funds 11

Schwab GNMA Fundtm

Kimon Daifotis, CFA, a senior vice president and chief investment officer, fixed income, has overall responsibility for management of the fund.

Matthew Hastings, CFA, managing director and portfolio manager, has day-to-day co-responsibility for the management of the fund.

Steven Hung, managing director and portfolio manager, has day-to-day co-responsibility for the management of the fund.

Alfonso Portillo, managing director and portfolio manager, has day-to-day co-responsibility for the management of the fund.

The Schwab GNMA Fund Investor Shares returned 6.77%, outperforming the Lehman Brothers GNMA Index, which was up 6.24% for the period. The relatively strong performance of GNMA securities within this volatile market can be largely attributed to their U.S. Government backing. GNMA securities are guaranteed by the full faith and credit of the U.S. Government, resulting in the timely payment of interest and principal. In this turbulent market, GNMA securities were viewed as relatively safe during a time when investors remained cautious of all non-Government securities despite their underlying credit quality.

During the period, the financial markets experienced liquidity and confidence issues as the collapse of the subprime mortgage market and related credit turmoil cascaded into other sectors. Correspondingly, a repricing of risk premiums and a flight to quality across all segments of the fixed income market contributed to downward pricing pressure, with prices for many non-U.S. Treasury securities falling regardless of their quality or fundamentals. In order to maintain liquidity, many investors were forced to sell high quality assets at depressed prices. This selling pressure occurred at the same time demand for non-U.S. Treasury securities was weakest, and as a result prices were driven down even further.

As of 2/29/08:

 Portfolio Composition % of Investments

These tables show three different views of the fund’s portfolio: by type of security, credit quality of the security and remaining maturity.

By Security Type

Mortgage-Backed Securities	94.5%
Commerical Paper & Other

Corporate Obligations	5.4%

Asset-Backed Obligations	0.1%

By Credit Quality 1

AAA	94.0%

A	0.0%

Short-Term Ratings	5.9%

Unrated Securities	0.1%

Weighted Average

Credit Quality	AAA

By Maturity

0-6 Months	7.3%

7-18 Months	0.4%

19-30 Months	5.0%

More than 30 Months	87.3%

Weighted Average Maturity	4.2 yrs
Weighted Average Effective

Duration	3.1 yrs

Portfolio holdings may have changed since the report date.

[1]	Based on ratings from Moody’s. Where Moody’s ratings are not available, Standard & Poor’s ratings are used. The fund may use different ratings provided by other ratings agencies for purposes of determining compliance with the fund’s investment policies.

12 Schwab Taxable Bond Funds

 Schwab GNMA Fundtm

Performance Summary as of 2/29/08

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwab.com/schwabfunds.

Performance of a Hypothetical
$10,000 Investment1

Performance of a Hypothetical
$50,000 Investment1

 Average Annual Total Returns1,2,3

Class and Inception Date	6 Months	1 Year	5 Years	Since Inception

Investor Shares (3/3/03)*	6.77%	8.63%	4.06%	4.06%
Select Shares (3/3/03)*	6.87%	8.72%	4.22%	4.22%
Benchmark: Lehman Brothers GNMA Index	6.24%	7.98%	4.70%	4.70%
Fund Category: Morningstar Intermediate Government	5.69%	7.06%	3.47%	3.47%

Fund Expense Ratios4: Investor Shares: Net 0.74%; Gross 1.10% / Select Shares: Net 0.55%; Gross 0.95%

 Style Assessment5

 Yields1

30-Day SEC Yield[3]
Investor Shares	4.61%
Select Shares	4.80%

30-Day SEC Yield-No Waiver[6]
Investor Shares	4.44%
Select Shares	4.59%

12-Month Distribution Yield[3]
Investor Shares	4.73%
Select Shares	4.92%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

*	Return for the report period presented in the table differs from the return in the Financial Highlights. This is a result of the calculation of the Financial Highlights return adhering to GAAP presentation.

[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc.
[3]	Fund expenses may have been partially absorbed by CSIM and Schwab. Without these reductions, the total return may have been lower.
[4]	Per prospectus effective 11/15/07. Net Expense: Expenses reduced by a contractual fee waiver in effect through at least 11/14/09. Gross Expense: Does not reflect the effect of contractual fee waivers.
[5]	Source: Morningstar, Inc. Interest rate sensitivity and credit quality are two main components of bond performance. The assessment reflects the fund’s portfolio as of 2/29/08 and is not a precise indication of risk or performance–past, present or future. Definitions of style assessments: Sensitivity (measured as duration): short, up to 3.5 years; Medium, more than 3.5 years to less than six years; Long, six years or greater. Credit quality: High, AA or better; Medium, A or BBB; Low, BB or lower.
[6]	Yield if fund expenses had not been partially absorbed by CSIM and Schwab.

Schwab Taxable Bond Funds 13

Schwab Inflation Protected Fundtm

Kimon Daifotis, CFA, a senior vice president and chief investment officer, fixed income, has overall responsibility for management of the fund.

Matthew Hastings, CFA, managing director and portfolio manager, has day-to-day co-responsibility for the management of the fund.

Steven Hung, managing director and portfolio manager, has day-to-day co-responsibility for the management of the fund.

Alfonso Portillo, managing director and portfolio manager, has day-to-day co-responsibility for the management of the fund.

The Schwab Inflation Protected Fund Investor Shares returned 11.26% for the six month period ended February 29, 2008. By comparison, the benchmark Lehman Brothers U.S. TIPS (Treasury Inflation-Protected Securities) Index returned 11.94%.

The strong performance in inflation protected securities reflects both a flight to safety and growing concerns over inflation as a result of market turmoil and policy by the Federal Reserve that focused on economic growth rather than inflation. Relative to the benchmark, the fund was neutral in overall duration, with a slight underweight to shorter maturities and an offsetting overweight to longer maturities. In addition, the fund had approximately 2% allocated to corporate bonds. The fund did not have any exposure to mortgage backed securities.

As of 2/29/08:

 Portfolio Composition % of Investments

These tables show three different views of the fund’s portfolio: by type of security, credit quality of the security and remaining maturity.

By Security Type

U.S. Government Securities	96.4%
Commercial Paper & Other

Corporate Obligations	2.0%

Corporate Bonds	1.5%

Preferred Stock	0.1%

By Credit Quality1

AAA	96.3%

AA	0.1%

A	0.2%

BBB	1.0%

BB	0.4%

Short-Term Ratings	2.0%

Weighted Average

Credit Quality	AAA

By Maturity

0-1 Year	2.8%

2-10 Years	69.3%

11-20 Years	16.5%

21-30 Years	11.4%

Weighted Average Maturity	9.5 yrs
Weighted Average Effective

Duration	8.5 yrs

Portfolio holdings may have changed since the report date.

[1]	Based on ratings from Moody’s. Where Moody’s ratings are not available, Standard & Poor’s ratings are used. The fund may use different ratings provided by other ratings agencies for purposes of determining compliance with the fund’s investment policies.

14 Schwab Taxable Bond Funds

 Schwab Inflation Protected Fundtm

Performance Summary as of 2/29/08

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwab.com/schwabfunds.

Performance of a Hypothetical
$10,000 Investment1

Performance of a Hypothetical
$50,000 Investment1

 Average Annual Total Returns1,2,3

Class and Inception Date	6 Months	1 Year	Since Inception

Investor Shares (3/31/06)	11.26%	13.53%	9.26%
Select Shares (3/31/06)	11.33%	13.75%	9.41%
Benchmark: Lehman Brothers U.S. TIPS Index	11.94%	14.88%	10.34%
Fund Category: Morningstar Inflation Protected Bond	11.08%	13.11%	9.08%

Fund Expense Ratios4: Investor Shares: Net 0.65%; Gross 0.85% / Select Shares: Net 0.50%; Gross 0.70%

 Style Assessment5

 Yields 1

30-Day SEC Yield[3]
Investor Shares	0.05%
Select Shares	0.24%

30-Day SEC Yield-No Waiver[6]
Investor Shares	-0.02%
Select Shares	0.17%

12-Month Distribution Yield[3]
Investor Shares	4.84%
Select Shares	5.10%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc.
[3]	Fund expenses may have been partially absorbed by CSIM and Schwab. Without these reductions, the total return may have been lower.
[4]	Per prospectus effective 11/15/07. Net Expense: Expenses reduced by a contractual fee waiver in effect through at least 11/14/09. Gross Expense: Does not reflect the effect of contractual fee waivers.
[5]	Source: Morningstar, Inc. Interest rate sensitivity and credit quality are two main components of bond performance. The assessment reflects the fund’s portfolio as of 2/29/08 and is not a precise indication of risk or performance–past, present or future. Definitions of style assessments: Sensitivity (measured as duration): short, up to 3.5 years; Medium, more than 3.5 years to less than six years; Long, six years or greater. Credit quality: High, AA or better; Medium, A or BBB; Low, BB or lower.
[6]	Yield if fund expenses had not been partially absorbed by CSIM and Schwab.

Schwab Taxable Bond Funds 15

Fund Expenses (Unaudited)

 Examples for a $1,000 Investment

As a fund shareholder, you incur two types of costs: transaction costs, such as redemption fees; and, ongoing costs, such as management fees, transfer agent and shareholder services fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six-months beginning September 1, 2007 and held through February 29, 2008.

Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund or share class under the heading entitled “Expenses Paid During Period”.

Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s or share class’ actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

			Ending
		Beginning	Account Value	Expenses Paid
	Expense Ratio[1]	Account Value	(Net of Expenses)	During Period[2]
	(Annualized)	at 9/1/07	at 2/29/08	9/1/07 - 2/29/08

Schwab Short-Term Bond Market Fundtm
Actual Return	0.55%	$1,000	$1,042.70	$2.79
Hypothetical 5% Return	0.55%	$1,000	$1,022.13	$2.77

Schwab Premier Income Fund®[3]
Investor Shares
Actual Return	0.24%	$1,000	$1,020.50	$0.81
Hypothetical 5% Return	0.24%	$1,000	$1,015.87	$0.81
Select Shares®
Actual Return	0.21%	$1,000	$1,020.70	$0.54
Hypothetical 5% Return	0.21%	$1,000	$1,016.13	$0.54
Institutional Shares
Actual Return	0.16%	$1,000	$1,020.60	$0.71
Hypothetical 5% Return	0.16%	$1,000	$1,015.97	$0.71

Schwab Total Bond Market Fundtm
Actual Return	0.52%	$1,000	$1,034.10	$2.63
Hypothetical 5% Return	0.52%	$1,000	$1,022.28	$2.61

Schwab GNMA Fundtm
Investor Shares
Actual Return	0.75%	$1,000	$1,066.60	$3.85
Hypothetical 5% Return	0.75%	$1,000	$1,021.13	$3.77
Select Shares®
Actual Return	0.56%	$1,000	$1,067.60	$2.88
Hypothetical 5% Return	0.56%	$1,000	$1,022.08	$2.82

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in Financial Highlights.

[2]	Expenses for each fund or share class are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 182 days of the period, and divided by 366 days of the fiscal year.

[3]	Expenses for each share class are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 122 days of the period (from 10/31/07, commencement of operations, through 02/29/08), and divided by 366 days of the fiscal year.

16 Schwab Taxable Bond Funds

Fund Expenses (Unaudited) continued

			Ending
		Beginning	Account Value	Expenses Paid
	Expense Ratio[1]	Account Value	(Net of Expenses)	During Period[2]
	(Annualized)	at 9/1/07	at 2/29/08	9/1/07 - 2/29/08

Schwab Inflation Protected Fundtm
Investor Shares
Actual Return	0.65%	$1,000	$1,112.63	$3.41
Hypothetical 5% Return	0.65%	$1,000	$1,021.63	$3.27
Select Shares®
Actual Return	0.50%	$1,000	$1,113.25	$2.63
Hypothetical 5% Return	0.50%	$1,000	$1,022.38	$2.51

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in Financial Highlights.

[2]	Expenses for each fund or share class are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 182 days of the period, and divided by 366 days of the fiscal year.

[3]	Expenses for each share class are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 122 days of the period (from 10/31/07, commencement of operations, through 02/29/08), and divided by 366 days of the fiscal year.

Schwab Taxable Bond Funds 17

Schwab Short-Term Bond Market Fundtm

Financial Statements

Financial Highlights

	9/1/07-		9/1/06-	9/1/05-	9/1/04-	9/1/03-	9/1/02-
	2/29/08*		8/31/07	8/31/06	8/31/05	8/31/04	8/31/03

Per—Share Data ($)

Net asset value at beginning of period	9.84		9.91	10.05	10.21	10.14	10.07

Income (Loss) from investment operations:
Net investment income (loss)	0.25		0.49	0.42	0.30	0.28	0.34
Net realized and unrealized gains (losses)	0.17		(0.07)	(0.14)	(0.13)	0.07	0.07

Total from investment operations	0.42		0.42	0.28	0.17	0.35	0.41
Less distributions:
Distributions from net investment income	(0.26)		(0.49)	(0.42)	(0.31)	(0.28)	(0.34)
Distributions from net realized gains	—		—	—	(0.02)	—	—

Total Distributions	(0.26)		(0.49)	(0.42)	(0.33)	(0.28)	(0.34)

Net asset value at end of period	10.00		9.84	9.91	10.05	10.21	10.14

Total return (%)	4.27	[1]	4.33	2.87	1.68	3.46	4.16

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.55	[2]	0.56 [3]	0.55	0.55	0.53	0.43
Gross operating expenses	0.58	[2]	0.58	0.57	0.57	0.57	0.58
Net investment income (loss)	5.18	[2]	4.94	4.18	3.00	2.69	3.34
Portfolio turnover rate	136	[1]	225	171	109	114	124
Net assets, end of period ($ x 1,000,000)	594		569	604	660	728	648
* Unaudited.
1 Not annualized.
2 Annualized.
3 The ratio of net operating expenses would have been 0.55% if overdraft expenses had not been included.

18 See financial notes

 Schwab Short-Term Bond Market Fund

Portfolio Holdings as of February 29, 2008 (Unaudited)

This section shows all the securities in the fund’s portfolio and their value as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwab.com/schwabfunds.

For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued) and the maturity date shown is the stated legal maturity. For variable-rate obligations, the rate shown is the rate as of the report date, and the maturity date shown is the next interest rate change date.

			Cost	Value
Holdings by Category			($ x 1,000)	($ x 1,000)

48.2%		U.S. Government Securities	282,069	286,625
18.4%		Corporate Bonds	112,004	109,150
28.9%		Mortgage-Backed Securities	173,526	171,696
1.6%		Asset-Backed Obligations	10,306	9,648
0.4%		Preferred Stock	3,235	2,504
2.3%		Short-Term Investments	13,527	13,530

99.8%		Total Investments	594,667	593,153
13.7%		Collateral Invested for Securities on Loan	81,284	81,284
(13	.5)%	Other Assets and Liabilities		(80,261)

100.0%		Net Assets		594,176

Security	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

U.S. Government Securities 48.2% of net assets

U.S. Government Agency Securities 16.6%
Fannie Mae
2.50%, 04/09/10 (e)	25,000	25,063
3.25%, 04/09/13 (e)	58,000	57,677
Federal Home Loan Bank
4.63%, 02/18/11 (d)	15,000	15,900

		98,640

U.S. Treasury Obligations 31.6%
U.S. Treasury Notes
2.00%, 02/28/10	110,000	110,773
4.50%, 05/15/10 (e)	33,200	35,270
3.38%, 11/30/12 (e)	15,000	15,605
2.88%, 02/28/13	25,000	25,291
12.00%, 08/15/13 (b)(e)	1,000	1,046

		187,985

Total U.S. Government Securities (Cost $282,069)		286,625

Corporate Bonds 18.4% of net assets

Finance 9.0%

Banking 7.1%
AGFirst Farm Credit Bank
6.59%, 06/16/08 (a)b) (c)(d)	1,500	1,301
Barclays Bank PLC
7.38%, 12/15/11 (a)(b)(c)(d)(f)	4,000	4,180
BBVA Bancomer Capital Trust 1
5.38%, 07/22/10 (a)(b)(c)(d)	2,000	2,082
BCI US Funding Trust
8.01%, 07/15/08 (a)(b)(c)(d)	1,100	1,121
Deutsche Bank Capital Trust
6.63%, 03/31/08 (a)(b)	8,000	8,433
HSBC Capital Funding LP
9.55%, 06/30/10 (a)(b)(c)	6,500	7,072
ING Capital Funding Trust III
8.44%, 12/31/10 (a)(b)	3,000	3,264
RBS Capital Trust IV
5.63%, 03/31/08 (a)(b)(d)	5,500	4,716
UBS Preferred Funding Trust I
8.62%, 10/01/10 (a)(b)	5,600	6,169
Washington Mutual Bank
3.98%, 04/18/08 (a)	2,000	1,991
Wells Fargo & Co
4.38%, 01/31/13 (e)	2,000	2,025

		42,354

Brokerage 0.3%
Lehman Brothers Holdings E-Capital Trust I
3.85%, 05/19/08 (a)(b)(d)	2,000	1,645

Finance Company 0.8%
ILFC E-Capital Trust I
5.90%, 12/21/10 (a)(b)(c)(d)	2,000	1,783
SLM Corp.
3.53%, 04/25/08 (a)	2,000	1,907
3.54%, 04/25/08 (a)	1,000	978

		4,668

Insurance 0.8%
Oil Insurance Ltd.
7.56%, 06/30/11 ( (a)b) (c)(d)	1,000	935
XL Financial Assurance Ltd. - Twin Reefs Pass-Through
4.17%, 03/10/08 (a)(b)(c)	1,000	201
ZFS Finance USA Trust I
6.15%, 12/15/10 (a)(b)(c)(d)	1,500	1,320
ZFS Finance USA Trust III
6.14%, 03/15/08 (a)(b)(c)(d)	2,500	2,406

		4,862

		53,529

See financial notes 19

 Schwab Short-Term Bond Market Fund

Portfolio Holdings (Unaudited) continued

Security	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Industrial 7.6%

Communications 2.7%
Alamosa Delaware, Inc.
8.50%, 01/31/12 (b)(d)	3,340	3,007
AT&T, Inc.
4.95%, 01/15/13 (b)	3,000	3,093
Comcast Holdings Corp.
10.63%, 07/15/12 (d)	2,965	3,552
Rogers Wireless, Inc.
8.00%, 12/15/12 (b)	1,000	1,051
TCI Communications, Inc.
9.80%, 02/01/12	630	732
Time Warner Entertainment Co.
10.15%, 05/01/12 (d)	2,000	2,346
Verizon Communications
4.35%, 02/15/13 (b)	2,000	2,010

		15,791

Consumer Cyclical 3.2%
CVS Caremark Corp.
6.30%, 06/01/08 (a)(b)(d)	3,000	2,848
Ford Motor Credit Co.
7.13%, 04/14/08 (a)(d)	2,000	1,575
6.75%, 08/15/08	660	654
6.38%, 11/05/08	470	465
KB Home
7.75%, 02/01/10 (b)(d)	1,000	959
Royal Caribbean Cruises
8.75%, 02/02/11 (e)	1,000	1,066
Seminole Tribe of Florida
5.80%, 10/01/13 (c)(d)	790	837
Toll Corp.
8.25%, 02/01/11 (b)(d)	6,665	6,298
8.25%, 12/01/11 (b)	1,545	1,441
Viacom, Inc.
5.75%, 04/30/11 (b)	3,000	3,103

		19,246

Consumer Non-Cyclical 0.6%
Magellan Midstream Partners LP
6.45%, 06/01/14 (b)	2,000	2,141
Reynolds American, Inc.
7.25%, 06/01/12 (b)(c)	1,000	1,069

		3,210

Energy 1.1%
Delek & Avner-Yam Tethys Ltd.
4.34%, 05/01/08 (a)(b)(c)(d)	1,205	1,203
Husky Oil Ltd.
8.90%, 08/15/08 (a)(b)(d)	2,000	2,037
XTO Energy, Inc.
7.50%, 04/15/12 (b)	2,960	3,334

		6,574

		44,821

Utilities 1.8%

Electric 0.9%
CenterPoint Energy Resources Corp.
7.88%, 04/01/13 (b)(d)	2,974	3,371
Entergy Gulf States, Inc.
4.88%, 11/01/11 (b)(d)	2,000	1,987

		5,358

Natural Gas 0.9%
Kinder Morgan Energy Partners LP
7.50%, 11/01/10 (b)	4,000	4,382
Williams Partners LP/Williams Partners Finance Corp.
7.50%, 06/15/11 (b)(d)	1,000	1,060

		5,442

		10,800

Total Corporate Bonds (Cost $112,004)		109,150

Mortgage-Backed Securities 28.9% of net assets

Collateralized Mortgage Obligations 25.0%
American Home Mortgage Investment Trust
Series 2004-3 Class 6A3
4.48%, 10/25/34 (b)(d)	5	5
Series 2005-3 Class 2A3
4.99%, 08/25/10 (a)(b)(d)	10,000	10,002
Series 2007-A Class 13A1
6.10%, 01/25/37 (b)(c)(d)	4,438	4,372
Series 2005-1 Class 7A2
5.29%, 03/25/10 (a)(b)(d)	4,793	4,530
Banc of America Funding Corp.
Series 2006-B Class 6A1
5.88%, 03/01/08 (a)b)	1,316	1,322
Citicorp Mortgage Securities, Inc.
Series 2003-10 Class A4
4.50%, 11/25/18 (b)(d)	5,164	5,295
Series 2003-2 Class 2A2
5.25%, 02/25/33 (b)(d)	5,000	5,231
Series 2004-4 Class A3
5.25%, 06/25/34 (b)(d)	923	935
Citigroup Mortgage Loan Trust, Inc.
Series 2003-1 Class WA1
6.50%, 10/25/33 (b)(d)	120	127
Series 2005-WF2 Class AF4
4.96%, 08/25/35 (b)(d)	690	680
Series 2005-10 Class 1A4A
5.75%, 03/01/08 (a)(b)	6,954	6,834
Series 2007-AR4 Class 2A3A
5.71%, 03/01/08 (a)(b)	38	38
Countrywide Alternative Loan Trust
Series 2003-6T2 Class A2
5.00%, 06/25/33 (b)(d)	61	61
Series 2004-30CB Class 1A2
4.25%, 02/25/35 (b)(d)	3,509	3,580
Series 2005-J8 Class 1A3
5.50%, 07/25/35 (b)(d)	215	215
Countrywide Home Loans
Series 2005-HYBI Class 4A1
5.15%, 03/01/08 (a)(b)(d)	229	233
Indymac Index Mortgage Loan Trust
Series 2007-AR1 Class 2A1
5.71%, 03/01/08 (a)(b)(d)	7,416	6,739
Series 2007-AR5 Class 2A1
6.11%, 03/01/08 (a)(b)(d)	14,048	12,854

20 See financial notes

 Schwab Short-Term Bond Market Fund

Portfolio Holdings (Unaudited) continued

Security	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

JP Morgan Alternative Loan Trust
Series 2006-S1 Class 1A16
6.00%, 03/25/36 (b)(d)	5,448	5,544
Series 2007-A1 Class 2A1
5.94%, 03/01/08 (a)(b)(d)	4,648	4,367
MASTR Asset Securitization Trust
Series 2003-10 Class 2A1
4.50%, 11/25/13 (b)(d)	253	257
Merrill Lynch Alternative Note Asset
Series 2007-AF1 Class 1AF6
6.00%, 05/25/37 (b)(d)	9,242	9,427
Morgan Stanley Mortgage Loan Trust
Series 2004-9 Class 2A
6.33%, 03/01/08 (a)(b)(d)	2,214	2,289
Series 2004-1 Class 1A8
4.75%, 11/25/18 (b)(d)	1,305	1,337
Series 2007-11AR Class 1A1
6.29%, 03/01/08 (a)b)(d)	7,472	7,636
Series 2007-6XS Class 1A2S
5.50%, 05/25/47 (b)(d)	4,236	4,310
Nomura Asset Acceptance Corp.
Series 2004-AR1 Class 4A
7.43%, 03/01/08 (a)(b)	5,049	5,147
Opteum Mortgage Acceptance Corp.
Series 2005-5 Class 2A1A
5.47%, 03/01/08 (a)(b)(d)	55	55
Residential Accredit Loans, Inc.
Series 2006-QA1 Class A21
5.97%, 03/01/08 (a)(b)(d)	4,919	4,521
Series 2006-QS8 Class A1
6.00%, 08/25/36 (b)	11,008	11,244
Residential Asset Securitization Trust
Series 2007-A1 Class A8
6.00%, 03/25/37 (b)	13,719	13,892
Series 2007-A7 Class A5
6.00%, 07/25/37 (b)(d)	5,761	5,848
Structured Asset Securities Corp.
Series 2005-2XS Class 1A5A
4.72%, 02/25/35 (b)(d)	4,988	5,024
Wells Fargo Mortgage Backed Securities Trust
Series 2006-2 Class 2A3
5.50%, 03/25/36 (b)	663	676
Series 2006-AR11 Class A4
5.52%, 03/01/08 (a)(b)(d)	3,876	3,870

		148,497

Commercial Mortgage Backed Securities 3.9%
ACT Depositor Corp.
Series 2005-RR Class A1FL
3.42%, 03/24/08 (a)(b)(d)	3,999	2,801
WAMU Commercial Mortgage Security
Series 2007-SL3 Class A1
6.11%, 03/01/08 (a)(d)	14,834	14,732
Series 2007-SL2 Class A1
5.43%, 03/01/08 (a)(b)(c)(d)	5,806	5,666

		23,199

Total Mortgage-Backed Securities (Cost $173,526)		171,696

Asset-Backed Obligations 1.6% of net assets
ACE Securities Corp.
Series 2004-HE1 Class M1
3.64%, 03/25/08 (a)(b)	414	412
Aria CDO I (Jersey) Ltd.
Series 1A-3 Class B1U5
6.28%, 04/07/08 (a)(b)(c)(d)(g)	4,000	3,999
Fremont Home Loan Trust
Series 2003-B Class M2
5.57%, 03/25/08 (a)(b)(d)	899	808
Long Beach Mortgage Loan Trust
Series 2004-1 Class M6
4.54%, 03/25/08 (a)(b)	1,197	985
Series 2003-4 Class M3
5.29%, 03/25/08 (a)(b)(d)	1,063	642
USXL Funding LLC
Series 2006-1A Class A
5.38%, 04/15/14 (b)(c)(d)(f)	2,980	2,802

Total Asset-Backed Obligations (Cost $10,306)		9,648

	Number	Value
Security	of Shares	($ x 1,000)

Preferred Stock 0.4% of net assets
First Republic Preferred Capital Corp. (b)(c)	300	324
Sovereign Real Estate Investment Trust	2,000	2,180

Total Preferred Stock (Cost $3,235)		2,504

Security	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Short-Term Investments 2.3% of net assets

Commercial Paper & Other Corporate Obligations 1.9%
Dominion Resources, Inc.
3.47%, 03/04/08	3,200	3,200
Rockies Express Pipeline
3.65%, 03/03/08	8,000	8,000

		11,200

Repurchase Agreement 0.3%
Fixed Income Clearing Corp.
dated 02/29/08, due 03/03/08 at 2.76%, with a maturity value of $1,832 (fully collateralized by Federal National Mortgage Association with a value of $1,869).	1,832	1,832

See financial notes 21

 Schwab Short-Term Bond Market Fund

Portfolio Holdings (Unaudited) continued

Security	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

U.S. Treasury Obligations 0.1%
U.S. Treasury Bills
2.90%, 03/13/08 (d)	100	100
2.02%, 05/29/08 (d)	400	398

		498

Total Short-Term Investments (Cost $13,527)		13,530

End of Investments.

(All dollar amounts are x1,000)

At 02/29/08, the tax basis cost of the fund’s investments was $594,668, and the unrealized appreciation and depreciation were $8,737 and ($10,252) respectively, with a net unrealized depreciation of ($1,515).

(a)	Variable-rate security.
(b)	Callable security.
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $42,673 or 7.2% of net assets.
(d)	All or a portion of this security is held as collateral for open future contracts and swap agreements.
(e)	All or a portion of this security is on loan.
(f)	Credit-enhanced security.
(g)	Illiquid security. At the period end, the value of these amounted to $3,999 or 0.7% of net assets.

	Number	Value
Security	of Shares	($ x 1,000)

Collateral Invested for Securities on Loan 13.7% of net assets
State Street Navigator Lending Prime Portfolio	81,283,508	81,284

End of collateral invested for securities on loan.

In addition to the above, the fund held the following at02/29/08. All numbers are x1,000 except number of futures contracts.
		Unrealized
		Gains/
	Notional Amount	(Losses)
	(USD)	(USD)

Swap Agreements

Interest Rate Swaps 4.0%

Receive fixed rate payments of 4.00%, Pay variable rate payments of 3 month LIBOR, expires 03/19/10, Lehman Brothers, Inc.	18,820	474
Receive variable rate payments of 3 month LIBOR, Pay fixed rate payments of 5.00%, expires 03/19/18, Lehman Brothers, Inc.	4,500	(196)

Total unrealized gains on swap agreements		278
Net premium received/paid		(24)
Swap Agreements, at fair value		254

	Number of	Contract	Unrealized
	Contracts	Value	Gains/(Losses)

Futures Contracts
10 Years, Short, U.S. Treasury Note, expires 06/19/08	(204)	23,925	(489)
2 Years, Long, U.S. Treasury Note, expires 06/30/08	243	52,226	400
5 Years, Long, U.S. Treasury Note, expires 06/30/08	131	14,967	239

Net unrealized gains on futures			150

22 See financial notes

 Schwab Short-Term Bond Market Fund

Statement of
Assets and Liabilities

As of February 29, 2008; unaudited. All numbers x 1,000 except NAV.

Assets
Investments, at value including $79,649 of securities on loan ( cost $594,667)		$593,153
Collateral invested for securities on loan		81,284
Cash		1
Receivables:
Interest		3,253
Fund shares sold		564
Income from securities on loan		142
Dividends		86
Due from broker for futures		69
Unrealized gains on swap agreements		474
Prepaid expenses	+	3

Total assets		679,029

Liabilities
Premium on swap agreements		24
Collateral held for securities on loan		81,284
Payables:
Investments bought		2,132
Investment adviser and administrator fees		13
Transfer agent and shareholder services fees		12
Fund shares redeemed		541
Distributions to shareholders		622
Unrealized losses on swap agreements		196
Accrued expenses	+	29

Total liabilities		84,853

Net Assets
Total assets		679,029
Total liabilities	−	84,853

Net assets		$594,176
Net Assets by Source
Capital received from investors		605,141
Distribution in excess of net investment income		(103)
Net realized capital losses		(9,776)
Net unrealized capital losses		(1,086)

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV

$594,176		59,443		$10.00

See financial notes 23

 Schwab Short-Term Bond Market Fund

Statement of
Operations
For September 1, 2007 through February 29, 2008; unaudited. All numbers are x 1,000.

Investment Income
Interest		$15,851
Securities on loan		660
Dividends	+	131

Total investment income		16,642

Net Realized Gains and Losses
Net realized gains on investments		3,921
Net realized losses on short sales		(14)
Net realized losses on swap agreements		(1,078)
Net realized gains on futures contracts	+	3,948

Net realized gains		6,777

Net Unrealized Gains and Losses
Net unrealized gains on investments		1,300
Net unrealized losses on short sales		(12)
Net unrealized gains on swap agreements		1,370
Net unrealized losses on futures contracts	+	(342)

Net unrealized gains		2,316

Expenses
Investment adviser and administrator fees		837
Transfer agent and shareholder service fees		726
Portfolio accounting fees		29
Registration fees		24
Shareholder reports		18
Professional fees		17
Custodian fees		13
Trustees’ fees		6
Interest expense		6
Other expenses	+	3

Total expenses		1,679
Expense reduction by adviser and Schwab	−	76
Custody credits	−	5

Net expenses		1,598

Increase (Decrease) in Net Assets from Operations
Total investment income		16,642
Net expenses	−	1,598

Net investment income		15,044
Net realized gains		6,777
Net unrealized gains	+	2,316

Increase in net assets from operations		$24,137

24 See financial notes

 Schwab Short-Term Bond Market Fund

Statement of
Changes in Net Assets
For the current and prior report periods. All numbers are x 1,000.
Figures for current period are unaudited.

Operations

		9/1/07-2/29/08	9/1/06-8/31/07
Net investment income		$15,044	$29,039
Net realized gains (losses)		6,777	(1,716)
Net unrealized gains (losses)	+	2,316	(1,651)

Increase in net assets from operations		24,137	25,672

Distributions to shareholders
Distributions from net investment income		$15,165	$29,177

Transactions in Fund Shares

		9/1/07-2/29/08		9/1/06-8/31/07
		SHARES	VALUE	SHARES	VALUE
Shares sold		9,038	$89,705	18,786	$186,261
Shares reinvested		1,054	10,461	2,183	21,655
Shares redeemed	+	(8,455)	(83,947)	(24,087)	(238,940)

Net transactions in fund shares		1,637	$16,219	(3,118)	$(31,024)

Shares Outstanding and Net Assets

		9/1/07-2/29/08		9/1/06-8/31/07
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		57,806	$568,985	60,924	$603,514
Total increase (decrease)	+	1,637	25,191	(3,118)	(34,529)

End of period		59,443	$594,176	57,806	$568,985

Distribution in excess of net investment income/net investment income not yet distributed			($103)		$18

See financial notes 25

Schwab® Premier Income Fund

Financial Statements

Financial Highlights

	10/31/07[1]-
Investor Shares	2/29/08*

Per Share Data ($)

Net asset value at beginning of period	10.00

Income (loss) from investment operations:
Net investment income (loss)	0.19
Net realized and unrealized gains (losses)	0.31

Total income from investment operations	0.50
Less distributions:
Distributions from net investment income	(0.18)

Net asset value at end of period	10.32

Total return (%)	5.04	[2]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.24	[3]
Gross operating expenses	1.05	[3]
Net investment income (loss)	6.12	[3]
Portfolio turnover rate	142	[2]
Net assets, end of period ($ x 1,000,000)	63

	10/31/07[1]-
Select Shares	2/29/08*

Per Share Data ($)

Net asset value at beginning of period	10.00

Income (loss) from investment operations:
Net investment income (loss)	0.19
Net realized and unrealized gains (losses)	0.31

Total income from investment operations	0.50
Less distributions:
Distributions from net investment income	(0.18)

Net asset value at end of period	10.32

Total return (%)	5.05	[2]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.21	[3]
Gross operating expenses	0.90	[3]
Net investment income (loss)	6.17	[3]
Portfolio turnover rate	142	[2]
Net asset, end of period ($ x 1,000,000)	177

* Unaudited.
1 Commencement of operations.
2 Not annualized.
3 Annualized.

26 See financial notes

Financial Highlights continued

	10/31/07[1]-
Institutional Shares	2/29/08*

Per—Share Data ($)

Net asset value at beginning of period	10.00

Income (loss) from investment operations:
Net investment income (loss)	0.19
Net realized and unrealized gains (losses)	0.31

Total income from investment operations	0.50
Less distributions:
Distributions from net investment income	(0.18)

Net asset value at end of period	10.32

Total return (%)	5.06	[2]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.16	[3]
Gross operating expenses	0.90	[3]
Net investment income (loss)	6.18	[3]
Portfolio turnover rate	142	[2]
Net assets, end of period ($ x 1,000,000)	19

* Unaudited.
1 Commencement of operations.
2 Not annualized.
3 Annualized.

See financial notes 27

 Schwab Premier Income Fund

Portfolio Holdings as of February 29, 2008 (Unaudited)

This section shows all the securities in the fund’s portfolio and their value as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwab.com/schwabfunds.

For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued) and the maturity date shown is the stated legal maturity. For variable-rate obligations, the rate shown is the rate as of the report date, and the maturity date shown is the next interest rate change date.

			Cost	Value
Holdings by Category			($ x 1,000)	($ x 1,000)

25.8%		Corporate Bonds	67,713	66,917
9.4%		Asset-Backed Obligations	23,844	24,370
41.7%		Mortgage-Backed Securities	106,252	108,317
22.2%		U.S. Government Securities	56,609	57,628
1.0%		Preferred Stock	2,727	2,755
6.1%		Short-Term Investments	15,930	15,933

106.2%		Total Investments	273,075	275,920
(6	.2)%	Other Assets and Liabilities		(16,197)

100.0%		Net Assets		259,723

Security	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Corporate Bonds 25.8% of net assets

Finance 13.7%

Banking 10.5%
Bank of America Corp.
8.00%, 07/30/08 (a)(b)	2,000	2,075
BankBoston Capital Trust III
5.74%, 03/17/08 (a)(b)	175	140
Barclays Bank PLC
7.43%, 12/15/17 (a)(b)(c)(d)	2,000	2,018
BCI US Funding Trust
8.01%, 07/15/08 (a)(b)(c)(d)	1,311	1,336
Capital One Bank FSB
5.21%, 03/13/08 (a)	1,000	965
Mizuho JGB Investment LLC
9.87%, 06/30/08 (a)(b)(c)(d)	2,000	2,021
Natexis Ambs Co., LLC
8.44%, 06/30/08 (a)(b)(c)(d)	1,450	1,475
Resona Preferred Global Securities
7.19%, 07/30/08 (a)(b)(c)(d)	1,000	932
Royal Bank of Scotland Group PLC
7.64%, 03/31/08 (a)(b)(d)	2,130	2,128
Skandinaviska Enskilda Banken AB
7.50%, 03/12/08 (a)(b)(c)(d)	2,400	2,476
Tokai Preferred Capital Co., LLC
9.98%, 06/30/08 (a)(b)(c)(d)	5,655	5,731
Wachovia Corp.
7.98%, 09/15/08 (a)(b)	3,000	3,125
Washington Mutual Bank
3.98%, 04/18/08 (a)	2,000	1,991
Washington Mutual Bank NV
3.33%, 05/01/08 (a)(d)	1,000	937

		27,350

Finance Company 1.7%
American General Finance
6.90%, 12/15/17 (d)	2,000	2,014
ILFC E-Capital Trust I
5.90%, 12/21/10 (a)(b)(c)	1,040	927
SLM Corp.
3.53%, 04/25/08 (a)(d)	720	686
3.54%, 04/25/08 (a)(d)	800	783

		4,410

Insurance 1.5%
XL Financial Assurance Ltd. - Twin Reefs Pass-Through
4.17%, 03/10/08 (a)(b)(c)(d)	1,000	201
ZFS Finance USA Trust I
6.15%, 12/15/10 (a)(b)(c)	3,000	2,640
ZFS Finance USA Trust III
6.14%, 03/15/08 (a)(b)(c)(d)	1,000	962

		3,803

		35,563

Industrial 10.5%

Communications 3.2%
Alamosa Delaware, Inc.
8.50%, 01/31/12 (b)(d)	2,250	2,025
British Sky Broadcasting Group PLC
6.10%, 02/15/18 (b)(c)	3,000	3,041
Comcast Holdings Corp.
10.63%, 07/15/12	619	742
Rogers Wireless, Inc.
8.00%, 12/15/12 (b)(d)	1,166	1,226
TCI Communications, Inc.
9.80%, 02/01/12 (d)	1,000	1,162

		8,196

Consumer Cyclical 5.9%
Circus & Eldorado/Silver Legacy Capital Corp.
10.13%, 03/01/12 (b)	1,000	1,011
CVS Caremark Corp.
6.30%, 06/01/08 (a)(b)(d)	1,000	950
6.94%, 01/10/30 (b)(c)	999	1,047
Ford Motor Credit Co.
6.75%, 08/15/08	4,000	3,965
5.63%, 10/01/08	277	274
5.80%, 01/12/09 (d)	1,000	967
KB Home
8.63%, 12/15/08 (d)	1,899	1,908
7.75%, 02/01/10 (b)	260	249
Mandalay Resort Group
9.38%, 12/15/10 (b)(d)	1,315	1,358

28 See financial notes

 Schwab Premier Income Fund

Portfolio Holdings (Unaudited) continued

Security	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Royal Caribbean Cruises
8.75%, 02/02/11 (d)	1,000	1,066
Toll Corp.
8.25%, 02/01/11 (b)	490	463
8.25%, 12/01/11 (b)(d)	1,215	1,133
Wynn Las Vegas Capital Corp.
6.63%, 12/01/14 (b)(c)(d)	1,000	965

		15,356

Consumer Non-Cyclical 0.8%
Magellan Midstream Partners LP
6.45%, 06/01/14 (b)	1,000	1,071
Reynolds American, Inc.
7.75%, 06/01/18 (b)(d)	1,000	1,075

		2,146

Energy 0.6%
Husky Oil Ltd.
8.90%, 08/15/08 (a)(b)(d)	1,582	1,611

		27,309

Utilities 1.6%

Electric 0.8%
CenterPoint Energy Resources Corp.
6.13%, 11/01/17 (b)(d)	1,000	1,038
Pacific Gas & Electric Co.
5.63%, 11/30/17 (b)	1,000	1,040

		2,078

Natural Gas 0.8%
Enterprise Products Operating LP
8.38%, 08/01/08 (a)(b)(d)	2,000	1,967

		4,045

Total Corporate Bonds (Cost $67,713)		66,917

Asset-Backed Obligations 9.4% of net assets
ACE Securities Corp.
Series 2006-ASP2 Class A2A
3.21%, 03/25/08 (a)(b)(d)	194	192
Series 2003-HS1 Class M3
5.64%, 03/25/08 (a)(b)	1,500	1,273
Ameriquest Mortgage Securities, Inc.
Series 2004-R10 Class M1
3.84%, 03/25/08 (a)(b)(d)	1,000	880
2003 11 Asset Bkd Ctf Clm5 Frn
6.63%, 03/25/08 (a)(b)	184	94
Carrington Mortgage Loan Trust
Series 2006-FRE1
3.20%, 03/25/08 (a)(b)	59	58
Citibank Credit Card Issuance Trust
Series 2006-A5 Class A5
5.30%, 05/20/11 (b)	110	113
Citifinancial Mortgage Securities, Inc.
Series 2004-1 Class AF2
2.65%, 04/01/08 (a)(b)	758	746
Credit-Based Asset Servicing and Securitization LLC
Series 2005-CB6 Class A2
4.84%, 04/01/08 (a)(d)	305	304
Fremont Home Loan Trust
Series 2003-B Class M1
4.19%, 03/25/08 (a)(b)(d)	2,906	2,746
HFC Home Equity Loan Asset Backed Certificates
Series 2006-4 Class A1F
5.79%, 04/01/08 (a)(b)(d)	1,157	1,147
Home Equity Asset Trust
Series 2006-3 Class 2A1
3.21%, 03/25/08 (a)(b)(d)	3	3
JP Morgan Mortgage Acquisition Corp.
Series 2006-CW1 Class A2
3.18%, 03/25/08 (a)(b)	66	66
Long Beach Mortgage Loan Trust
Series 2004-1 Class M2
3.69%, 03/25/08 (a)(b)	1,500	1,328
Series 2004-1 Class M6
4.54%, 03/25/08 (a)(b)(d)	2,394	1,971
MBNA Credit Card Master Note Trust
Series 2003-A6 Class A6
2.75%, 10/15/10 (b)	250	250
Merrill Lynch Mortgage Investors, Inc.
Series 2003-WMC3 Class M4
8.63%, 03/25/08 (a)(b)(d)	3,213	2,271
Morgan Stanley ABS Capital I
Series 2004-HE8 Class M1
3.78%, 03/25/08 (a)(b)	3,000	2,946
Series 2003-NC6 Class M1
4.34%, 03/25/08 (a)(b)(d)	1,305	1,204
Novastar Home Equity Loan
Series 2004-4 Class M1
3.76%, 03/25/08 (a)(b)(d)	1,000	897
Series 2003-4 Class M1
3.85%, 03/25/08 (a)(b)	2,971	2,707
Park Place Securities, Inc.
Series 2004-MHQ1 Class M1
3.84%, 03/25/08 (a)(b)(d)	1,000	899
Pinnacle Capital Asset Trust
Series 2006-A Class B
5.51%, 09/25/09 (b)(c)(d)	2,000	2,008
Residential Asset Securities Corp.
Series 2006-KS7 Class A1
3.19%, 03/25/08 (a)(b)(d)	270	267

Total Asset-Backed Obligations (Cost $23,844)		24,370

Mortgage-Backed Securities 41.7% of net assets

Collateralized Mortgage Obligations 16.7%
Adjustable Rate Mortgage Trust
Series 2007-1 Class 4A1
5.94%, 04/01/08 (a)(b)	1,245	1,171
Banc of America Alternative Loan Trust
Series 2005-2 Class CB
5.50%, 03/25/35 (b)(d)(e)	2,658	319
Series 2005-5 Class CB
5.50%, 06/25/35 (b)(d)(e)	3,927	476
Banc of America Funding Corp.
Series 2006-5 Class 30PO
0.00%, 09/25/36 (b)(f)	1,314	944
Series 2007-1 Class 30PO
0.00%, 01/25/37 (b)(f)	1,529	1,053

See financial notes 29

 Schwab Premier Income Fund

Portfolio Holdings (Unaudited) continued

Security	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Series 2007-7 Class 30
0.00%, 09/25/37 (b)(d)(f)	3,224	2,189
Banc of America Mortgage Securities, Inc.
Series 2005-E Class 3A1
5.24%, 04/01/08 (a)(b)(d)	9,062	9,068
Series 2007-1 Class 2
0.00%, 01/25/37 (b)(d)(f)	1,284	960
Series 2007-1 Class 1
0.00%, 03/25/37 (b)(d)(f)	2,769	1,984
Series 2007-3 Class 1
0.00%, 09/25/37 (b)(d)(f)	887	627
Series 2007-4 Class 1
0.00%, 12/28/37 (b)(d)(f)	2,211	1,662
Bear Stearns Adjustable Rate Mortgage Trust
Series 2005-1 Class 3A1
5.19%, 04/01/08 (a)(b)(d)	7,698	7,691
Countrywide Alternative Loan Trust
Series 2004-J2 Class 3X
0.28%, 04/01/08 (a)(b)(d)(e)	25,434	212
Fannie Mae Interest Strips
Series 368 Class 3
4.50%, 11/01/20 (d)(e)	13,322	1,945
Series 367 Class 2
5.50%, 01/01/36 (d)(e)	2,456	574
Series 370 Class 1
0.00%, 05/25/36 (d)	2,418	1,965
Freddie Mac REMICS
Series 2701 Class IA
5.50%, 09/15/22 (b)(d)(e)	2,101	32
Series 2594 Class BY
5.50%, 02/15/23 (b)(d)(e)	770	34
Freddie Mac Strips
Series 231 Class
0.00%, 08/01/35 (d)(f)	3,885	3,016
Series 232 Class
5.00%, 08/01/35 (d)(e)	2,961	709
JP Morgan Mortgage Trust
Series 2007-A1 Class 6PT7
4.78%, 04/01/08 (a)(b)	1,955	1,947
Series 2004-A6 Class 4A1
5.47%, 04/01/08 (a)(b)(d)	4,062	4,047
Thornburg Mortgage Securities Trust
Series 2005-4 Class A3
3.37%, 03/25/08 (a)(b)	860	858

		43,483

U.S. Government Agency Mortgages 25.0%
Fannie Mae
5.98%, 04/01/08 (a)(d)	3,541	3,567
5.00%, 09/01/20 to 11/01/35 (d)	10,347	10,303
5.50%, 04/01/21 to 01/01/36 (d)	6,097	6,194
6.00%, 07/01/37 (d)	17,525	17,916
6.50%, 11/01/37 (d)	7,334	7,605
Fannie Mae TBA
5.00%, 03/18/23	4,500	4,550
6.00%, 03/12/38	7,000	7,152
6.50%, 03/12/38	6,000	6,218
Freddie Mac Gold
3.50%, 05/01/11	50	49
4.50%, 01/01/13 to 09/01/15	82	86
4.00%, 09/01/35	44	41
Freddie Mac Strips
5.50%, 05/15/36 (d)	4,917	1,153

		64,834

Total Mortgage-Backed Securities (Cost $106,252)		108,317

U.S. Government Securities 22.2% of net assets

U.S. Government Agency Security 1.5%
Fannie Mae
2.50%, 04/09/10	4,000	4,010

U.S. Treasury Obligations 20.7%
U.S. Treasury Notes
3.25%, 12/31/09	8,000	8,233
2.88%, 02/28/13	35,000	35,407
3.50%, 02/15/18	10,000	9,978

		53,618

Total U.S. Government Securities (Cost $56,609)		57,628

	Number	Value
Security	of Shares	($ x 1,000)

Preferred Stock 1.0% of net assets

Fannie Mae (b) *	100,000	2,583
Sovereign Real Estate Investment Trust	158	172

Total Preferred Stock (Cost $2,727)		2,755

Security	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Short-Term Investments 6.1% of net assets

Commercial Paper & Other Corporate Obligations 5.5%
Dominion Resources, Inc.
3.47%, 03/04/08	6,300	6,299
Kinder Morgan Energy
3.50%, 03/03/08	6,300	6,300
Rockies Express Pipeline
3.65%, 03/03/08	2,000	2,000

		14,599

Repurchase Agreement 0.4%
Fixed Income Clearing Corp.
dated 02/29/08, due 03/03/08 at 2.76%, with a maturity value of $935 (fully collateralized by Federal National Discount Note with a value of $954)	935	935

30 See financial notes

 Schwab Premier Income Fund

Portfolio Holdings (Unaudited) continued

Security	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

U.S. Treasury Obligations 0.2%
U.S. Treasury Bills
2.87%, 03/13/08 (d)	100	100
2.04%, 05/08/08 (d)	100	100
2.03%, 05/29/08 (d)	200	199

		399

Total Short-Term Investments (Cost $15,930)		15,933

End of Investments.

(All dollar amounts are x1,000)

At 02/29/08 the tax basis cost of the fund’s investments was $273,075, and the unrealized appreciation and depreciation were $5,490 and ($2,645), respectively, with a net unrealized appreciation of $2,845.

*	Non-income producing security.
(a)	Variable-rate security.
(b)	Callable security.
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $27,780 or 10.7% of net assets.
(d)	All or a portion of this security is held as collateral for futures contracts and swap agreements.

(e)	Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.
(f)	Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the “principal only” holder.

In addition to the above, the fund held the following at
02/29/08. All numbers are x 1,000 except number of futures contracts.

		Unrealized
		Gains/
	Notional Amount	(Losses)
	(USD)	(USD)

Swap Agreements

Interest Rate Swaps 6.0%
Receive fixed rate payments of 4.00%, Pay variable rate payments of 3 month LIBOR, expires 03/19/10, Lehman Brothers, Inc.	12,540	316
Receive variable rate payments of 3 month LIBOR, Pay fixed rate payments of 5.00%, expires 03/19/18, Lehman Brothers, Inc.	3,000	(131)

Total Unrealized gains on swap agreements		185
Net premium received/paid		(16)

Swap agreements, at fair value		169

	Number of	Contract	Unrealized
	Contracts	Value	Gains /Losses

Futures Contracts
10 Years, Short, U.S. Treasury Note, expires 06/19/08	(34)	3,988	(37)
2 Years, Long, U.S. Treasury Note, expires 06/30/08	70	15,045	105
5 Years, Long, U.S. Treasury Note, expires 06/30/08	121	13,824	265

Net unrealized gains			333

See financial notes 31

 Schwab Premier Income Fund

Statement of
Assets and Liabilities

As of February 29, 2008; unaudited. All numbers x 1,000 except NAV.

Assets
Investments, at value (cost $273,075)		$275,920
Cash		405
Receivables:
Investments sold		22,591
Fund shares sold		1,942
Interest		1,450
Due from broker for futures		203
Dividends		53
Unrealized gains on swap agreements	+	316

Total assets		302,880

Liabilities
Premium on swap agreements		16
Payables:
Investments bought		42,371
Investment adviser and administrator fees		10
Transfer agent and shareholder services fees		3
Distributions to shareholders		342
Fund shares redeemed		207
Unrealized losses on swap agreements		131
Accrued expenses and other liabilities	+	77

Total liabilities		43,157

Net Assets
Total assets		302,880
Total liabilities	−	43,157

Net assets		$259,723
Net Assets by Source
Capital received from investors		254,735
Net investment income not yet distributed		186
Net realized capital gains		1,439
Net unrealized capital gains		3,363

Net Asset Value (NAV) by Shares Class

			Shares
Share Class	Net Assets	÷	Outstanding	=	NAV

Investor Shares	$63,013		6,105		$10.32
Select Shares	$177,224		17,174		$10.32
Institutional Shares	$19,486		1,888		$10.32

32 See financial notes

 Schwab Premier Income Fund

Statement of
Operations
For October 31, 2007* through February 29, 2008; unaudited. All numbers are x 1,000.

Investment Income
Interest		$4,050
Dividends	+	59

Total investment income		4,109

Net Realized Gains and Losses
Net realized gains on investments		660
Net realized gains on futures contracts		821
Net realized losses on swap agreements	+	(42)

Net realized gains		1,439

Net Unrealized Gains and Losses
Net unrealized gains on investments		2,845
Net unrealized gains on futures contracts		333
Net unrealized gains on swap agreements	+	185

Net unrealized gains		3,363

Expenses
Investment adviser and administrator fees		387
Transfer agent and shareholder service fees:
Investor Shares		41
Select Shares		43
Institutional Shares		5
Registration fees		94
Professional fees		13
Portfolio accounting fees		8
Custodian fees		7
Trustees’ fees		4
Shareholder reports		1
Interest expense	+	1

Total expenses		604
Expense reduction by adviser and Schwab	−	455
Custody credits	−	11

Net expenses		138

Increase (Decrease) in Net Assets from Operations
Total investment income		4,109
Net expenses	−	138

Net investment income		3,971
Net realized gains		1,439
Net unrealized gains	+	3,363

Increase in net assets from operations		$8,773

*	Commencement of operations

See financial notes 33

 .Schwab Premier Income Fund

Statement of
Changes in Net Assets
For the current report period; unaudited. All numbers are x 1,000.

Operations

		10/31/07*-2/29/08
Net investment income		$3,971
Net realized gains		1,439
Net unrealized gains	+	3,363

Increase in net assets from operations		8,773

Distributions to shareholders
Distribution from net investment income
Investor Shares		944
Select Shares		2,537
Institutional Shares	+	304

Total distributions from net investment income		$3,785

Transactions in Fund Shares

		10/31/07*-2/29/08
		SHARES	VALUE

Shares Sold
Investor Shares		6,665	$67,392
Select Shares		17,742	179,866
Institutional Shares	+	1,935	19,521

Total shares sold		26,342	$266,779

Shares Reinvested
Investor Shares		65	$672
Select Shares		173	1,778
Institutional Shares	+	5	56

Total shares reinvested		243	$2,506

Shares Redeemed
Investor Shares		(625)	($6,408)
Select Shares		(741)	(7,611)
Institutional Shares	+	(52)	(531)

Total shares redeemed		(1,418)	($14,550)

Net transactions in fund shares		25,167	$254,735

Shares Outstanding and Net Assets

		10/31/07*-2/29/08
		SHARES	NET ASSETS
Beginning of period		−	$−
Total increase	+	25,167	259,723

End of period		25,167	$259,723

Net investment income not yet distributed			$186

*Commencement of operations

34 See financial notes

Schwab Total Bond Market Fundtm

Financial Statements

Financial Highlights

	9/1/07-		9/1/06-	9/1/05-	9/1/04-	9/1/03-	9/1/02-
	2/29/08*		8/31/07	8/31/06	8/31/05	8/31/04	8/31/03

Per—Share Data ($)

Net asset value at beginning of period	9.72		9.76	10.10	10.15	10.20	10.22

Income (Loss) from investment operations:
Net investment income (loss)	0.27		0.51	0.47	0.35	0.31	0.34
Net realized and unrealized gains (losses)	0.06		(0.04)	(0.31)	0.08	0.32	0.10

Total from investment operations	0.33		0.47	0.16	0.43	0.63	0.44
Less distributions:
Distributions from net investment income	(0.27)		(0.51)	(0.47)	(0.36)	(0.33)	(0.37)
Distributions from net realized gains	—		—	(0.03)	(0.12)	(0.35)	(0.09)

Total Distributions	(0.27)		(0.51)	(0.50)	(0.48)	(0.68)	(0.46)

Net asset value at end of period	9.78		9.72	9.76	10.10	10.15	10.20

Total return (%)	3.41	[1]	4.90	1.66	4.31	6.37	4.37

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.52	[2]	0.53	0.53	0.54	0.52	0.43
Gross operating expenses	0.52	[2]	0.53	0.53	0.54	0.54	0.54
Net investment income (loss)	5.52	[2]	5.16	4.68	3.49	3.08	3.36
Portfolio turnover rate	183	[1]	311	221	221	223	121
Net assets, end of period ($ x 1,000,000)	1,660		1,534	1,233	1,195	1,042	1,025

* Unaudited.
1 Not annualized.
2 Annualized.

See financial notes 35

 Schwab Total Bond Market Fund

Portfolio Holdings as of February 29, 2008 (Unaudited)

This section shows all the securities in the fund’s portfolio and their value as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwab.com/schwabfunds.

For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued) and the maturity date shown is the stated legal maturity. For variable-rate obligations, the rate shown is the rate as of the report date, and the maturity date shown is the next interest rate change date.

			Cost	Value
Holdings by Category			($ x 1,000)	($ x 1,000)

50.3%		Mortgage-Backed Securities	840,995	834,863
19.5%		Corporate Bonds	334,817	323,973
30.3%		U.S. Government Securities	490,074	502,466
4.0%		Asset-Backed Obligations	68,229	66,971
0.8%		Preferred Stock	15,577	13,775
3.6%		Short-Term Investments	58,831	58,842

108.5%		Total Investments	1,808,523	1,800,890
(1	.3)%	Short Sales	(21,294)	(21,259)
19.7%		Collateral Invested for Securities on Loan	326,867	326,867
(26	.9)%	Other Assets and Liabilities		(446,523)

100.0%		Net Assets		1,659,975

Security	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Mortgage-Backed Securities 50.3% of net assets

Collateralized Mortgage Obligations 27.3%
American Home Mortgage Investment Trust
Series 2005-1 Class 7A2
5.29%, 03/25/10 (a)(b)(d)	14,167	13,390
Series 2007-A Class 13A1
6.10%, 01/25/37 (b)(c)(d)	8,876	8,744
Banc of America Alternative Loan Trust
Series 2003-11 Class 15
0.35%, 03/01/08 (a)(b)(d)(g)	37,864	241
Series 2005-2 Class CB
5.50%, 03/25/35 (b)(g)	4,490	540
Series 2006-4 Class 3CB6
6.00%, 05/25/36 (b)(d)	10,008	10,108
Banc of America Funding Corp.
Series 2006-E Class 2A1
5.83%, 03/01/08 (a)(b)(d)	4,342	4,418
Series 2007-3 Class XPO
0.00%, 09/25/34 (b)(h)	2,890	1,870
Series 2007-4 Class SPO
0.00%, 11/25/34 (b)(h)	2,322	1,576
Series 2007-2 Class 30PO
0.00%, 03/25/37 (b)(h)	3,655	2,515
Series 2007-8 Class 4PO
0.00%, 10/25/37 (b)(h)	2,080	1,484
Banc of America Mortgage Securities, Inc.
Series 2007-3 Class 1PO
0.00%, 09/25/37 (b)(h)	5,223	3,695
Bear Stearns Adjustable Rate Mortgage Trust
Series 2003-8 Class 5A
4.41%, 03/01/08 (a)(b)(d)	7,625	7,791
Series 2005-1 Class 3A1
5.19%, 03/01/08 (a)(b)	3,875	3,871
Series 2004-12 Class 1A1
6.67%, 03/01/08 (a)(b)	1,592	1,597
Chase Mortgage Finance Corp.
Series 2007-A1 Class 12A3
5.94%, 03/01/08 (a)(b)	10,290	10,198
Citicorp Mortgage Securities, Inc.
Series 2003-10 Class A4
4.50%, 11/25/18 (b)	775	794
Series 2003-2 Class 2A2
5.25%, 02/25/33 (b)(d)	5,291	5,536
Series 2003-11 Class 1A4
5.25%, 12/25/33 (b)(d)	1,000	981
Citigroup Mortgage Loan Trust, Inc.
Series 2005-10 Class 1A4A
5.75%, 03/01/08 (a)(b)	14,845	14,590
Countrywide Alternative Loan Trust
Series 2004-J2 Class 2X
0.44%, 03/01/08 (a)(b)(g)	12,721	77
Series 2004-30CB Class 1A2
4.25%, 02/25/35 (b)(d)	2,925	2,983
Series 2007-3T1 Class 1A9
6.00%, 04/25/37 (b)(d)	20,000	19,187
Countrywide Home Loan Mortgage Pass-Through Trust
Series 2003-56 Class 4A2
4.93%, 03/01/08 (a)(b)(d)	6,612	6,270
Series 2003-J6 Class 1A1
5.50%, 08/25/33 (b)(d)	3,984	3,993
Credit Suisse Mortgage Capital Certificates
Series 2006-8 Class AP
0.00%, 10/25/21 (b)(h)	179	133
Series 2006-5 Class DX
6.50%, 06/25/36 (b)(d)(g)	9,707	936
Series 2006-9 Class 5A1
5.50%, 11/25/36 (b)(d)	26,329	26,312
CS First Boston Mortgage Securities Corp.
Series 2003-8 Class 4PPA
5.75%, 04/22/33 (b)	521	523
CSAB Mortgage Backed Trust
Series 2007-1 Class 2A5
5.50%, 12/25/37 (b)(d)	26,800	25,028
Deutsche Alternative Asset Securities, Inc.
Series 2006-AR5 Class 22A
5.50%, 10/25/21 (b)(d)	8,243	7,794
Series 2006-AR5 Class 23A
6.00%, 10/25/21 (b)(d)	10,961	10,376
Series 2005-6 Class 1A3
5.50%, 12/25/35 (b)(d)	8,969	9,108

36 See financial notes

 Schwab Total Bond Market Fund

Portfolio Holdings (Unaudited) continued

Security	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

First Horizon Asset Securities, Inc.
Series 2003-8 Class 1A31
4.00%, 10/25/33 (b)	400	400
GSAA Home Equity Trust
Series 2004-NC1 Class AF6
4.76%, 11/25/33 (b)(d)	6,939	7,135
Indymac Index Mortgage Loan Trust
Series 2007-AR1 Class 2A1
5.71%, 03/01/08 (a)(b)(d)	11,124	10,108
Series 2007-AR5 Class 2A1
6.11%, 03/01/08 (a)(b)(d)	9,365	8,569
JP Morgan Alternative Loan Trust
Series 2006-S1 Class 1A16
6.00%, 03/25/36 (b)(d)	10,896	11,087
Series 2007-A1 Class 2A1
5.91%, 03/25/37 (b)(d)	9,295	8,735
JP Morgan Mortgage Trust
Series 2007-A1 Class 6PT7
4.78%, 03/01/08 (a)(b)(d)	13,512	13,458
Series 2007-A3 Class 2A3
5.83%, 03/01/08 (a)(b)	15,991	14,976
Series 2007-A2 Class 3A3
5.86%, 03/01/08 (a)(b)(d)	50,000	48,990
Lehman Mortgage Trust
Series 2006-1 Class 1A4
5.50%, 02/25/36 (b)	5,575	3,908
MASTR Seasoned Securities Trust
Series 2005-1 Class 2A1
6.20%, 03/01/08 (a)(b)(d)	816	834
Merrill Lynch Mortgage Investors, Inc.
Series 2003-A2 Class 2A4
5.05%, 03/01/08 (a)(b)	13,658	13,301
Morgan Stanley Mortgage Loan Trust
Series 2004-9 Class 1A
6.13%, 03/01/08 (a)(b)(d)	435	446
Series 2006-2 Class 4A
6.00%, 02/25/36 (b)(d)	11,174	11,154
Series 2006-2 Class 6A
6.50%, 02/25/36 (b)(d)	6,196	6,276
Series 2007-6XS Class 1A2S
5.50%, 02/25/47 (b)(d)	8,471	8,621
Residential Accredit Loans, Inc.
Series 2006-QA1 Class A21
5.97%, 03/01/08 (a)(b)(d)	9,838	9,042
Series 2006-QS8 Class A1
6.00%, 08/25/36 (b)(d)	18,346	18,740
Residential Asset Securitization Trust
Series 2007-A1 Class A8
6.00%, 03/25/37 (b)(d)	29,153	29,520
Sequoia Mortgage Trust
Series 2004-4 Class B1
3.61%, 03/20/08 (a)(b)(d)	2,034	1,895
Series 2004-4 Class B2
4.01%, 03/20/08 (a)(b)(d)	1,627	1,625
Structured Asset Securities Corp.
Series 2004-2AC Class A1
4.99%, 03/01/08 (a)(b)	1,583	1,572
Series 2003-20 Class 2A3
4.50%, 07/25/18 (b)(d)	859	769
Series 2002-AL1 Class A2
3.45%, 02/25/32 (b)(d)	1,468	1,294
Series 2005-2XS Class 1A5A
4.72%, 02/25/35 (b)(d)	4,988	5,024
Wells Fargo Mortgage Backed Securities Trust
Series 2003-J Class 2A7
4.45%, 03/01/08 (a)(b)	4,285	4,225
Series 2003-J Class 1A4
4.61%, 03/01/08 (a)(b)	5,000	4,922

		453,285

Commercial Mortgage Backed Securities 4.9%
ACT Depositor Corp.
Series 2005-RR Class A1FL
3.42%, 03/22/08 (a)(b)(d)	10,999	7,702
Banc of America Commercial Mortgage, Inc.
Series 2006-1 Class A2
5.33%, 01/17/11 (a)(b)(d)	9,000	8,886
Series 2007-1 Class A4
5.45%, 01/15/49 (b)(d)	27,000	25,470
Citigroup/Deutsche Bank Commercial Mortgage Trust
Series 2005-CD1 Class A3
5.23%, 03/01/08 (a)(b)	5,000	4,886
Credit Suisse Mortgage Capital Certificates
Series 2006-C1 Class A2
5.51%, 08/14/10 (a)(b)(d)	7,000	6,964
WAMU Commercial Mortgage Security
Series 2007-SL2 Class A1
5.43%, 03/01/08 (a)(b)(c)(d)	13,547	13,220
Series 2007-SL3 Class A1
6.11%, 03/01/08 (a)(d)	14,834	14,732

		81,860

U.S. Government Agency Mortgages 18.1%
Fannie Mae
6.09%, 03/01/08 (a)	5,125	5,201
6.65%, 08/09/12 (a)	2,606	2,674
5.50%, 12/01/13 to 03/01/35 (d)	54,072	54,759
6.00%, 11/01/16 to 10/01/21 (d)	7,913	8,192
4.00%, 07/01/18 (d)	4,124	4,039
5.00%, 07/01/19 (d)	573	581
6.50%, 09/01/22 to 12/01/34 (d)	9,092	9,510
5.00%, 07/01/23 to 06/01/36	1,220	1,224
7.50%, 01/01/33 (d)	1,418	1,532
6.50%, 11/01/36 to 11/01/37	3,212	3,332
Fannie Mae Interest Strip
Series 368 Class 3
4.50%, 11/01/20 (g)	7,216	1,054
Series 347 Class 2
5.00%, 01/01/34 (g)	5,398	1,316
Series 370 Class 1
0.00%, 05/25/36 (h)	4,029	3,274
Series 371 Class 1
0.00%, 07/01/36 (h)	9,384	7,683
Series 379 Class 2
5.50%, 05/25/37 (b)(g)	5,947	1,361
Fannie Mae REMICS
Series 2003 Class 111 HR
3.75%, 05/25/30 (d)	1,124	1,109

See financial notes 37

 Schwab Total Bond Market Fund

Portfolio Holdings (Unaudited) continued

Security	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Fannie Mae TBA
4.00%, 03/18/23	37,500	36,539
5.00%, 03/18/23 to 03/12/38	31,500	31,429
6.00%, 03/18/23	34,000	35,121
Freddie Mac
6.00%, 04/01/15 to 12/01/32 (d)	6,223	6,416
Freddie Mac REMICS
Series 2672 DH
4.00%, 11/15/20 (b)(d)	2,118	2,127
Series 2626 DV
3.50%, 03/15/33 (b)	752	729
Freddie Mac Strips
Series 214 Class PO
0.00%, 06/01/31 (d)(h)	3,667	3,061
Series 237
5.50%, 05/15/36 (g)	5,089	1,193
Ginnie Mae
4.50%, 11/12/09 (a)	3,522	3,637
7.50%, 03/15/32 (d)	723	780
7.00%, 06/15/33 (d)	1,837	1,987
6.50%, 04/20/35 (b)	2,323	404
Ginnie Mae I
6.00%, 06/15/37 to 08/15/37	10,418	10,789
Ginnie Mae II
5.00%, 03/20/38	40,000	39,850
5.50%, 03/20/38	3,000	3,054
6.00%, 03/20/38	9,500	9,812
Ginnie Mae TBA
6.00%, 03/20/38	5,750	5,949

		299,718

Total Mortgage-Backed Securities (Cost $840,995)		834,863

Corporate Bonds 19.5% of net assets

Finance 11.5%

Banking 8.0%
AGFirst Farm Credit Bank
6.59%, 06/15/08 (a)(b)(c)(d)	3,500	3,035
Barclays Bank PLC
7.43%, 12/15/17 (a)(b)(e)	3,000	3,026
BBVA Bancomer Capital Trust 1
5.38%, 07/22/10 (a)(b)(c)(d)	3,000	3,123
BNP Paribas
7.20%, 06/25/37 (a)(b)(c)	2,700	2,487
Deutsche Bank Capital Trust
6.63%, 03/31/08 (a)	10,200	10,752
Fleet Capital Trust V
5.97%, 03/18/08 (a)(b)(d)	5,000	4,869
HSBC Capital Funding LP
9.55%, 06/30/10 (a)(b)(c)(d)	10,115	11,006
ING Capital Funding Trust III
8.44%, 12/31/10 (a)(b)	10,000	10,880
RBS Capital Trust IV
5.63%, 03/31/08 (a)(b)(d)	10,500	9,004
Resona Preferred Global Securities
7.19%, 07/30/15 (a)(b)(c)(d)	1,000	932
Royal Bank of Scotland Group PLC
7.64%, 03/31/08 (a)(b)	5,000	4,995
Tokai Preferred Capital Co., LLC
9.98%, 06/30/08 (a)(b)(c)	42,400	42,967
UBS Preferred Funding Trust I
8.62%, 10/01/10 (a)(b)	11,955	13,170
Wachovia Corp.
7.98%, 09/15/08 (a)(b)	3,000	3,125
Washington Mutual Bank
3.98%, 04/18/08 (a)	9,500	9,456

		132,827

Brokerage 0.0%
Lehman Brothers Holding Capital Trust VII
3.91%, 05/31/08 (a)(b)	1,000	713

Finance Company 2.2%
American General Finance
6.90%, 12/15/17	3,000	3,020
Capital One Capital III
7.69%, 08/15/36 (d)	2,000	1,538
Highmark, Inc.
6.80%, 08/15/13 (b)(c)(d)	4,000	4,567
HSBC Finance Capital Trust IX
5.91%, 11/30/15 (a)(b)(d)	5,850	5,325
ILFC E-Capital Trust I
5.90%, 12/21/10 (a)(b)(c)(d)	3,000	2,675
SLM Corp.
3.53%, 04/25/08 (a)(d)	3,350	3,194
3.54%, 04/25/08 (a)(d)	15,595	15,260

		35,579

Insurance 1.1%
Assured Guaranty US Holdings, Inc.
6.40%, 12/15/16 (a)(b)(d)	2,000	1,610
AXA S.A.
6.38%, 12/14/36 (a)(b)(c)(d)	2,000	1,621
Liberty Mutual Group, Inc.
7.80%, 03/15/37 (b)(c)(d)	4,700	3,921
Oil Insurance Ltd.
7.56%, 06/30/11 (a)(b)(c)(d)	4,000	3,738
XL Financial Assurance Ltd. - Twin Reefs Pass-Through
4.17%, 03/10/08 (a)(b)(c)	3,900	785
ZFS Finance USA Trust I
6.15%, 12/15/10 (a)(b)(c)(d)	2,500	2,200
ZFS Finance USA Trust III
6.14%, 03/15/08 (a)(b)(c)(d)	5,000	4,812

		18,687

Real Estate Investment Trust 0.2%
Simon Property Group LP
5.75%, 12/01/15 (b)(d)	3,000	2,892

		190,698

Industrial 6.5%

Basic Industry 0.2%
ABX Financing Co.
6.35%, 10/15/36 (b)(c)(d)	3,000	2,892

Communications 2.7%
Alamosa Delaware, Inc.
8.50%, 01/31/12 (b)(d)	6,985	6,288
America Movil, S.A. de CV
5.75%, 01/15/15 (b)(d)	3,000	3,057

38 See financial notes

 Schwab Total Bond Market Fund

Portfolio Holdings (Unaudited) continued

Security	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

AT&T, Inc.
5.50%, 02/01/18 (b)	5,000	5,009
BellSouth Corp.
6.55%, 06/15/34 (b)(d)	2,000	2,016
Comcast Holdings Corp.
10.63%, 07/15/12 (d)	5,272	6,316
News America, Inc.
6.65%, 11/15/37 (b)(c)	3,000	3,032
Rogers Wireless, Inc.
8.00%, 12/15/12 (b)	2,604	2,738
TCI Communications, Inc.
9.80%, 02/01/12 (d)	4,000	4,646
Time Warner Entertainment Co.
10.15%, 05/01/12 (d)	7,230	8,481
Verizon Communications
4.35%, 02/15/13 (b)	1,000	1,005
5.50%, 02/15/18 (b)	1,000	1,006
6.40%, 02/15/38 (b)	1,000	1,003

		44,597

Consumer Cyclical 2.7%
CVS Caremark Corp.
6.30%, 06/01/08 (a)(b)(d)	7,000	6,647
CVS Lease Pass Through
6.04%, 12/11/28 (b)(c)(d)	2,922	2,826
Ford Motor Credit Co.
7.13%, 04/14/08 (a)(d)	3,000	2,363
6.63%, 06/16/08 (d)	1,525	1,519
6.38%, 11/05/08	2,000	1,978
KB Home
7.75%, 02/01/10 (b)(d)(e)	2,000	1,917
Royal Caribbean Cruises Ltd.
6.75%, 03/15/08	4,425	4,424
Seminole Tribe of Florida
5.80%, 10/01/13 (c)(d)	1,575	1,668
Toll Corp.
8.25%, 02/01/11 (b)(d)	13,776	13,018
8.25%, 12/01/11 (b)(d)	5,895	5,497
Viacom, Inc.
6.13%, 10/05/17 (b)	3,000	3,004

		44,861

Consumer Non-Cyclical 0.2%
Corn Products International, Inc.
6.00%, 04/17/17 (b)	2,000	2,144
Reynolds American, Inc.
7.75%, 06/01/18 (b)	2,000	2,151

		4,295

Energy 0.7%
Delek & Avner-Yam Tethys Ltd.
4.34%, 05/01/08 (a)(b)(c)(d)	1,807	1,805
Husky Oil Ltd.
8.90%, 08/15/08 (a)(b)(d)	6,000	6,109
XTO Energy, Inc.
7.50%, 04/15/12 (a)(b)(d)	3,000	3,379

		11,293

		107,938

Utilities 1.5%

Electric 0.8%
CenterPoint Energy Resources Corp.
7.88%, 04/01/13 (b)(d)	3,000	3,401
6.25%, 02/01/37 (b)(d)	2,000	1,901
Entergy Gulf States, Inc.
4.88%, 11/01/11 (b)(d)	3,000	2,980
Midamerican Energy Holdings Co.
6.13%, 04/01/36 (b)(d)	2,000	1,992
Pacific Gas & Electric Co.
5.63%, 11/30/17 (b)	2,000	2,079
Southern California Edison Co.
5.55%, 01/15/36 (b)(e)	2,000	1,903

		14,256

Natural Gas 0.7%
Enterprise Products Operating LP
8.38%, 08/16/16 (a)(b)(d)	3,000	2,950
Kinder Morgan Energy Partners
5.95%, 02/15/18 (b)	1,000	1,011
Magellan Midstream Partners
5.65%, 10/15/16 (b)(d)	3,000	3,009
Northwest Pipeline Corp.
7.00%, 06/15/16 (b)(d)	2,000	2,105
Southern Natural Gas Co.
5.90%, 04/01/17 (b)(c)(d)	2,000	2,006

		11,081

		25,337

Total Corporate Bonds (Cost $334,817)		323,973

U.S. Government Securities 30.3% of net assets

U.S. Government Agency Securities 6.3%
Fannie Mae
2.50%, 04/09/10 (e)	62,000	62,157
3.25%, 04/09/13 (e)	42,000	41,766

		103,923

U.S. Treasury Obligations 24.0%
U.S. Treasury Bonds
6.25%, 08/15/23 (d)(e)	5,000	6,148
6.00%, 02/15/26 (d)(e)	17,500	21,134
5.25%, 02/15/29 (d)(e)	34,000	37,950
4.75%, 02/15/37 (e)	22,600	23,825
5.00%, 05/15/37 (e)	2,000	2,193
U.S. Treasury Notes
3.25%, 12/31/09 (e)	2,500	2,573
2.00%, 02/28/10	10,000	10,070
4.50%, 05/15/10 (e)	4,500	4,781
3.38%, 11/30/12 (e)	6,000	6,242
3.88%, 02/15/13 (e)	36,000	38,309
2.75%, 02/28/13	145,000	146,688
4.00%, 02/15/15 (e)	8,000	8,482
4.25%, 11/15/17 (e)	11,650	12,319

See financial notes 39

 Schwab Total Bond Market Fund

Portfolio Holdings (Unaudited) continued

Security	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

3.50%, 02/15/18 (e)	78,000	77,829

		398,543

Total U.S. Government Securities (Cost $490,074)		502,466

Asset-Backed Obligations 4.0% of net assets
ACE Securities Corp.
Series 2004-HE1 Class M1
3.64%, 03/25/08 (a)(b)	1,184	1,177
Series 2003-HS1 Class M3
5.64%, 03/25/08 (a)(b)	2,581	2,190
Argent Securities, Inc.
Series 2004-W11 Class M1
3.76%, 03/25/08 (a)(b)	5,000	4,410
Series 2003-W3 Class M1
3.89%, 03/25/08 (a)(b)	4,250	3,819
Aria CDO I (Jersey) Ltd.
Series 1A-3 Class B1U5
6.28%, 04/07/08 (a)(b)(c)(f)(d)	6,000	5,998
Carrington Mortgage Loan Trust
Series 2005-NC4 Class M1
3.62%, 03/25/08 (a)(b)	5,000	4,371
Countrywide Asset-Backed Certificates
Series 2006-3 Class 2A1
3.21%, 03/25/08 (a)(b)	31	31
Series 2001-BC3 Class M1
3.96%, 03/25/08 (a)(b)(d)	1,345	1,009
Fremont Home Loan Trust
Series 2003-B Class M1
4.19%, 03/25/08 (a)(b)	6,780	6,408
HFC Home Equity Loan Asset Backed Certificates
Series 2006-4 Class A1F
5.79%, 03/20/36 (b)	4,243	4,205
Home Equity Asset Trust
Series 2006-4 Class 2A1
3.20%, 03/25/08 (a)(b)	588	583
Long Beach Mortgage Loan Trust
Series 2004-1 Class M2
3.69%, 03/25/08 (a)(b)	3,500	3,099
Series 2004-1 Class M6
4.54%, 03/25/08 (a)(b)	2,793	2,299
Series 2003-4 Class M3
5.29%, 03/25/08 (a)(b)(d)	1,391	841
Marriott Vacation Club Owner Trust
Series 2007-2A Class B
6.06%, 10/20/29 (b)(c)	1,307	1,301
Morgan Stanley ABS Capital I
Series 2004-HE8 Class M1
3.78%, 03/25/08 (a)(b)	6,810	6,688
Nomura Home Equity Loan, Inc.
Series 2005-FM1 Class 1A2
3.45%, 03/25/08 (a)(b)	148	147
Novastar Home Equity Loan
Series 2006-3 Class A2A
3.22%, 03/25/08 (a)	189	188
Series 2004-4 Class M1
3.76%, 03/25/08 (a)(b)	7,000	6,282
Series 2003-4 Class M1
3.85%, 03/25/08 (a)(b)	6,932	6,317
Pinnacle Capital Asset Trust
Series 2006-A Class B
5.51%, 09/25/09 (b)(c)	5,000	5,019
Residential Asset Securities Corp.
Series 2006-KS7 Class A1
3.19%, 03/25/08 (a)(b)	270	267
Securitized Asset Backed Receivables LLC Trust
Series 2006-WM4 Class A2A
3.22%, 03/25/08 (a)(b)	347	322

Total Asset-Backed Obligations (Cost $68,229)		66,971

	Number	Value
Security	of Shares	($ x 1,000)

Preferred Stock 0.8% of net assets

CoBank, ACB (b)(c)(d)	115,000	6,286
First Republic Preferred Capital Corp. (b)(c)	700	755
Sovereign Real Estate Investment Trust	6,178	6,734

Total Preferred Stock (Cost $15,577)		13,775

Security	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Short-Term Investments 3.6% of net assets

Commercial Paper & Other Corporate Obligations 3.4%
CVS Corp.
3.50%, 03/03/08	8,000	8,000
Kroger Co.
3.65%, 03/03/08	8,500	8,500
Rockies Express Pipeline
3.65%, 03/03/08	39,000	39,000

		55,500

Repurchase Agreement 0.1%
Fixed Income Clearing Corp.
dated 02/29/08, due 03/01/08 at 2.76%, with a maturity value of $2,046 (fully collateralized by Federal National Discount Note with a value of $2,091.)	2,046	2,046

U.S. Treasury Obligations 0.1%
U.S. Treasury Bills
2.87%, 03/13/08 (d)	300	300
3.23%, 03/27/08 (d)	100	100
2.20%, 05/15/08 (d)	300	299

40 See financial notes

 Schwab Total Bond Market Fund

Portfolio Holdings (Unaudited) continued

Security	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

2.03%, 05/29/08 (d)	600	597

		1,296

Total Short-Term Investments (Cost $58,831)		58,842

End of Investments.

(All dollar amounts are x 1,000)

At 02/29/08 the tax basis cost of the fund’s investments was $1,808,720 and the unrealized appreciation and depreciation were $27,581 and ($35,411), respectively, with a net appreciation of ($7,830.)

(a)	Variable-rate security.
(b)	Callable security.
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $143,422 or 8.6% of net assets.
(d)	All or a portion of this security is held as collateral for open future contracts and short sales.
(e)	All or a portion of this security is on loan.
(f)	Illiquid security. At the period end, the value of these amounted to $5,998 or 0.4% of net assets.
(g)	Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.
(h)	Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the “principal only” holder.

Short Sales 1.3% of net assets
Fannie Mae TBA
5.50%, 03/12/38	6,000	6,035
6.00%, 03/12/38	4,250	4,342
6.50%, 03/12/38	10,500	10,882

Total Short Sales (Proceeds $21,294)		21,259

End of Short Sale Positions

	Number	Value
Security	of Shares	($ x 1,000)

Collateral Invested for Securities on Loan 19.7% of net assets

State Street Navigator Security Lending Prime Portfolio	326,867,325	326,867

End of collateral invested for securities on loan.

In addition to the above, the fund held the following at02/29/08. All numbers are x 1,000 except number of futures contracts.
		Unrealized
		Gains/
	Notional Amount	(Losses)
	(USD)	(USD)

Swap Agreements

Interest Rate Swaps 4.7%
Receive fixed rate payments of 4.00%, Pay variable rate payments of 3 month LIBOR, expires 03/19/2010, Lehman Brothers, Inc.	62,730	1,582
Receive variable rate payments of 3 month LIBOR, Pay fixed rate payments of 5.00%, expires 03/19/2018, Lehman Brothers, Inc.	15,000	(654)

Total unrealized gains on swap agreements		928
Net premium received/paid		(79)

Swap agreements, at fair value		849

	Number of	Contract	Unrealized
	Contracts	Value	Losses

Futures Contract
5 Years, Short, U. S. Treasury Note expires 06/30/08	(287)	(32,790)	(460)

See financial notes 41

 Schwab Total Bond Market Fund

Statement of
Assets and Liabilities

As of February 29, 2008; unaudited. All numbers x 1,000 except NAV.

Assets
Investments, at value including $320,286 of securities on loan (cost $1,808,523)		$1,800,890
Collateral invested for securities on loan		326,867
Cash		1
Receivables:
Investment sold short		21,294
Fund shares sold		11,799
Interest		9,116
Deposits with broker for swaps		1,788
Dividends		335
Income from securities on loan		301
Unrealized gains on swap agreements		1,582
Prepaid expenses	+	4

Total assets		2,173,977

Liabilities
Securities sold short, at value (proceeds $21,294)		21,259
Premium on swap agreements		79
Collateral held for securities on loan		326,867
Payables:
Investments bought		163,183
Investment adviser and administrator fees		32
Transfer agent and shareholder services fees		33
Distributions to shareholders		734
Fund shares redeemed		711
Due to brokers for futures		417
Unrealized losses on swap agreements		654
Accrued expenses and other liabilities	+	33

Total liabilities		514,002

Net Assets
Total assets		2,173,977
Total liabilities	−	514,002

Net assets		$1,659,975
Net Assets by Source
Capital received from investors		1,680,073
Distribution in excess of net investment income		(487)
Net realized capital losses		(12,481)
Net unrealized capital losses		(7,130)

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV

$1,659,975		169,752		$9.78

42 See financial notes

 Schwab Total Bond Market Fund

Statement of
Operations
For September 1, 2007 through February 29, 2008; unaudited. All numbers are x 1,000.

Investment Income
Interest		$45,988
Securities on loan		1,059
Dividends	+	803

Total investment income		47,850

Net Realized Gains and Losses
Net realized gains on investments		9,811
Net realized losses on short sales		(657)
Net realized gains on futures contracts		6,096
Net realized losses on swap agreements	+	(723)

Net realized gains		14,527

Net Unrealized Gains and Losses
Net unrealized losses on investments		(3,201)
Net unrealized gains on short sales		70
Net unrealized losses on futures contracts		(871)
Net unrealized gains on swap agreements	+	935

Net unrealized losses		(3,067)

Expenses
Investment adviser and administrator fees		1,942
Transfer agent and shareholder service fees		1,981
Portfolio accounting fees		47
Custodian fees		36
Interest expense		31
Registration fees		27
Shareholder reports		23
Professional fees		20
Trustees’ fees		9
Other expenses	+	6

Total expenses		4,122
Custody credits	−	12

Net expenses		4,110

Increase (Decrease) in Net Assets from Operations
Total investment income		47,850
Net expenses	−	4,110

Net investment income		43,740
Net realized gains		14,527
Net unrealized losses	+	(3,067)

Increase in net assets from operations		$55,200

See financial notes 43

 Schwab Total Bond Market Fund

Statement of
Changes in Net Assets
For the current and prior report periods. All numbers are x 1,000.
Figures for current period are unaudited.

Operations

		9/1/07-2/29/08	9/1/06-8/31/07
Net investment income		$43,740	$71,204
Net realized gains (losses)		14,527	(7,945)
Net unrealized losses	+	(3,067)	(556)

Increase in net assets from operations		55,200	62,703

Distributions to shareholders
Distributions from net investment income		$44,261	$71,956

Transactions in Fund Shares

		9/1/07-2/29/08		9/1/06-8/31/07
		SHARES	VALUE	SHARES	VALUE
Shares sold		24,931	$243,869	43,463	$426,221
Shares reinvested		4,046	39,653	6,711	65,793
Shares redeemed	+	(17,082)	(168,161)	(18,568)	(181,864)

Net transactions in fund shares		11,895	$115,361	31,606	$310,150

Shares Outstanding and Net Assets

		9/1/07-2/29/08		9/1/06-8/31/07
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		157,857	$1,533,675	126,251	$1,232,778
Total increase	+	11,895	126,300	31,606	300,897

End of period		169,752	$1,659,975	157,857	$1,533,675

Distribution in excess of net investment income/Net investment income not yet distributed			($487)		$34

44 See financial notes

Schwab GNMA Fundtm

Financial Statements

Financial Highlights

	9/1/07-		9/1/06-	9/1/05-	9/1/04-	9/1/03-	3/3/03[1]-
Investor Shares	2/29/08*		8/31/07	8/31/06	8/31/05	8/31/04	8/31/03

Per Share Data ($)

Net asset value at beginning of period	9.45		9.44	9.72	9.78	9.69	10.00

Income (loss) from investment operations:
Net investment income (loss)	0.22		0.44	0.41	0.35	0.16	0.06
Net realized and unrealized gains (losses)	0.40		0.04	(0.25)	(0.02)	0.26	(0.17)

Total Income or (loss) from investment operations	0.62		0.48	0.16	0.33	0.42	(0.11)
Less distributions:
Distributions from net investment income	(0.23)		(0.47)	(0.44)	(0.39)	(0.33)	(0.20)

Net asset value at end of period	9.84		9.45	9.44	9.72	9.78	9.69

Total return (%)	6.66	[2]	5.16	1.74	3.47	4.39	(1.11)[2]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.75	[3,4]	0.74	0.74	0.74	0.51	−
Gross operating expenses	1.02	[3]	1.10	0.98	1.03	1.11	0.99 [3]
Net investment income (loss)	4.33	[3]	4.69	4.30	3.59	1.89	1.37 [3]
Portfolio turnover rate	320	[2]	186	126	131	199	105 [2]
Net assets, end of period ($ x 1,000,000)	19		13	15	17	18	21

	9/1/07-		9/1/06-	9/1/05-	9/1/04-	9/1/03-	3/3/03[1]-
Select Shares	2/29/08*		8/31/07	8/31/06	8/31/05	8/31/04	8/31/03

Per Share Data ($)

Net asset value at beginning of period	9.45		9.44	9.72	9.78	9.69	10.00

Income (loss) from investment operations:
Net investment income (loss)	0.24		0.46	0.43	0.37	0.17	0.06
Net realized and unrealized gains (losses)	0.39		0.03	(0.25)	(0.02)	0.26	(0.17)

Total Income or (loss) from operations	0.63		0.49	0.18	0.35	0.43	(0.11)
Less distributions:
Distributions from net investment income	(0.24)		(0.48)	(0.46)	(0.41)	(0.34)	(0.20)

Net asset value at end of period	9.84		9.45	9.44	9.72	9.78	9.69

Total return (%)	6.76	[2]	5.36	1.93	3.67	4.53	(1.11)[2]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.56	[3,5]	0.55	0.55	0.55	0.37	−
Gross operating expenses	0.86	[3]	0.95	0.84	0.88	0.96	0.83 [3]
Net investment income (loss)	5.08	[3]	4.87	4.49	3.80	2.03	1.37 [3]
Portfolio turnover rate	320	[2]	186	126	131	199	105 [2]
Net asset, end of period ($ x 1,000,000)	46		22	23	24	19	28
* Unaudited.
1 Commencement of operations.
2 Not annualized.
3 Annualized.
4 The ratio of net operating expenses would have been 0.74% if interest expense had not been included.
5 The ratio of net operating expenses would have been 0.55% if interest expense had not been included.

See financial notes 45

 Schwab GNMA Fund

Portfolio Holdings as of February 29, 2008 (Unaudited)

This section shows all the securities in the fund’s portfolio and their value as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwab.com/schwabfunds.

For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued) and the maturity date shown is the stated legal maturity. For variable-rate obligations, the rate shown is the rate as of the report date, and the maturity date shown is the next interest rate change date.

			Cost	Value
Holdings by Category			($ x 1,000)	($ x 1,000)

130.2%		Mortgage-Backed Securities	83,257	84,708
0.1%		Asset-Backed Obligations	79	81
7.5%		Short-Term Investments	4,844	4,844

137.8%		Total Investments	88,180	89,633
(13	.8)%	Short Sales	(9,041)	(8,961)
(24	.0)%	Other Assets and Liabilities		(15,631)

100.0%		Net Assets		65,041

Security	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Mortgage-Backed Securities 130.2% of net assets

Collateralized Mortgage Obligations 8.6%
American Home Mortgage Investment Trust
Series 2005-1 Class 5A1
5.00%, 03/25/08 (a)(b)(c)	21	21
Banc of America Mortgage Securities, Inc.
Series 2007-3 Class 1PO
0.00%, 09/25/37 (b)(c)(e)	788	558
Citigroup Mortgage Loan Trust, Inc.
Series 2004-2 Class IO1
0.13%, 03/01/08 (a)(b)(c)(d)	25,776	87
Series 2004-HYB3 Class 1A
5.74%, 03/01/08 (a)(b)(c)	525	527
Countrywide Alternative Loan Trust
Series 2004-J2 Class 3X
0.28%, 03/01/08 (a)(b)(c)(d)	25,434	212
Series 2005-20CB Class 2A3
5.50%, 07/25/35 (b)(c)	348	356
Series 2005-23CB Class A15
5.50%, 07/25/35 (b)(c)	1,121	1,122
Credit Suisse Mortgage Capital Certificates
Series 2006-7 Class DP
0.00%, 08/25/36 (b)(c)(e)	119	96
Series 2007-2 Class AP
0.00%, 03/25/37 (b)(c)(e)	29	19
Series 2007-2 Class 3A7
0.50%, 03/25/37 (b)(c)(d)	8,767	87
CS First Boston Mortgage Securities Corp.
Series 2003-AR24 Class 1A1
6.11%, 03/01/08 (a)(b)(c)	179	174
Series 2001-26 Class 5A1
7.33%, 03/01/08 (a)(b)(c)	169	168
Series 2002-10 Class 2A1
7.50%, 05/25/32 (b)(c)	277	279
MASTR Asset Securitization Trust
Series 2003-6 Class 9A1
4.25%, 07/25/33 (b)(c)	574	566
MLCC Mortgage Investors, Inc.
Series 2004-B Class A2
5.13%, 03/25/08 (a)(b)(c)	218	214
Structured Adjustable Rate Mortgage Loan Trust
Series 2004-2 Class 2A
7.36%, 03/01/08 (a)(b)(c)	80	80
Structured Asset Securities Corp.
Series 2002-22H Class 1A
6.94%, 03/01/08 (a)(b)(c)	31	32
Vendee Mortgage Trust
Series 1995-3 Class 1Z
7.25%, 09/15/25 (b)(c)	107	118
WAMU Mortgage Pass-Through Certificates
Series 2003-AR10 Class A4
4.06%, 03/01/08 (a)(b)(c)	54	54
Series 2003-AR1 Class A6
4.69%, 03/01/08 (a)(b)(c)	33	32
Series 2003-S10 Class A5
5.00%, 10/25/18 (b)(c)	423	435
Series 2003-S12 Class 1A3
4.50%, 11/25/18 (b)(c)	396	390

		5,627

U.S. Government Agency Mortgages 121.6%
Fannie Mae Strips
0.00%, 07/25/37	1,486	1,237
Fannie Mae TBA
5.00%, 03/12/38	4,000	3,868
Freddie Mac REMICS
6.50%, 03/15/14 (b)(c)	799	86
Freddie Mac Strips
5.50%, 05/15/36 (c)	777	182
Ginnie Mae
4.88%, 12/10/08 (a)(c)	112	112
6.38%, 05/23/09 (a)(c)	248	253
4.50%, 11/12/09 (a)(c)	4,223	4,361
5.63%, 09/12/12 (a)(c)	101	102
4.00%, 03/19/18 (a)(c)	1,771	1,798
4.50%, 08/15/18	14	14
6.13%, 06/06/23 (a)	236	239
4.00%, 10/20/33 to 11/20/33	125	117
4.50%, 02/20/30 (b)(c)	187	188
5.00%, 02/15/18 to 05/15/35 (c)	4,238	4,260
5.00%, 01/16/33 (b)(c)	891	919
5.00%, 08/20/36 to 09/20/36	1,325	1,322

46 See financial notes

 Schwab GNMA Fund

Portfolio Holdings (Unaudited) continued

Security	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

5.50%, 09/20/13 to 12/15/37	5,644	5,781
5.50%, 11/15/18 to 01/15/38 (c)	9,032	9,244
6.00%, 02/20/12 to 12/15/37	930	961
6.00%, 04/15/28 to 11/15/37 (c)	14,020	14,522
6.25%, 01/15/29 to 02/15/29	81	84
6.50%, 12/20/11 to 08/15/25	581	607
6.50%, 02/20/16 to 08/15/37 (c)	4,372	4,571
6.50%, 04/20/35 (b)(c)	1,343	234
7.00%, 11/15/23 to 08/15/37 (c)	3,069	3,258
7.00%, 12/15/37	1,728	1,828
7.50%, 07/15/23 to 03/15/28 (c)	274	296
8.00%, 05/15/08 to 08/15/09 (c)	18	19
8.50%, 08/15/27 to 12/15/29 (c)	29	32
9.00%, 09/20/15 to 12/20/30 (c)	1,108	1,211
Ginnie Mae TBA
5.50%, 03/20/38	9,500	9,622
6.00%, 03/20/38	7,500	7,753

		79,081

Total Mortgage-Backed Securities (Cost $83,257)		84,708

Asset-Backed Obligations 0.1% of net assets
Countrywide Asset-Backed Certificates
Series 2003-2 Class M2
6.04%, 03/26/08 (a)(b)(c)	19	17
Home Equity Asset Trust
Series 2006-3 Class 2A1
3.21%, 03/25/08 (a)(b)(c)	2	3
Option One Mortgage Loan Trust
Series 2005-4 Class A3
3.40%, 03/25/08 (a)(b)	63	61

Total Asset-Backed Obligations (Cost $79)		81

Short-Term Investments 7.5% of net assets

Repurchase Agreement 7.3%
Fixed Income Clearing Corp.
dated 02/29/08, due 03/03/08 at 2.76%, with a maturity value of $4,720 (fully collateralized by Federal National Mortgage Assn. with a value of $4,815)	4,719	4,719

U.S. Treasury Obligations 0.2%
U.S. Treasury Bills
2.04%, 05/08/08 (c)	100	100
2.03%, 05/29/08 (c)	25	25

		125

Total Short-Term Investments (Cost $4,844)		4,844

End of Investments.

(All dollar amounts are x1,000)

At 02/29/08 the tax basis cost of the fund’s investments was $88,202, and the unrealized appreciation and depreciation were $1,516 and ($85), respectively, with a net unrealized appreciation of $1,431.

(a)	Variable-rate security.
(b)	Callable security.
(c)	All or a portion of this security is held as collateral for open futures contracts and short sales.
(d)	Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.
(e)	Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the “principal only” holder.

Short Sales 13.8% of net assets

U.S. Government Agency Mortgages 13.8%
Fannie Mae TBA
5.00%, 03/12/38	4,000	3,868
Ginnie Mae TBA
5.50%, 03/20/38	3,000	3,004
6.50%, 03/20/38	2,000	2,089

Total Short Sales (Proceeds $9,041)		8,961

End of Short Sale Positions.

In addition to the above, the fund held the following at02/29/08. All numbers are x1,000 except number of futures contracts.

See financial notes 47

 Schwab GNMA Fund

Portfolio Holdings (Unaudited) continued

	Number of	Contract	Unrealized
	Contracts	Value	Gains/ Losses

Futures Contracts
10 Years, Short, U.S. Treasury Note, expires 06/19/08	(20)	(2,346)	(45)
2 Years, Short, U.S. Treasury Note, expires 06/30/08	(34)	(7,307)	(13)
5 Years, Long, U.S. Treasury Note, expires 06/30/08	6	686	2

Net Unrealized Losses			(56)

48 See financial notes

 Schwab GNMA Fund

Statement of
Assets and Liabilities

As of February 29, 2008; unaudited. All numbers x 1,000 except NAV.

Assets
Investments, at value (cost $88,180)		$89,633
Receivables:
Investments sold		6,856
Investments sold short		12,109
Interest		303
Fund shares sold	+	169

Total assets		109,070

Liabilities
Securities sold short, at value (proceeds $9,041)		8,961
Payables:
Investments bought		31,804
Covered short sales		3,042
Investment adviser and administrator fees		1
Transfer agent and shareholder services fees		1
Fund shares redeemed		51
Due to brokers for futures		88
Distributions to shareholders		62
Accrued expenses	+	19

Total liabilities		44,029

Net Assets
Total assets		109,070
Total liabilities	−	44,029

Net assets		$65,041
Net Assets by Source
Capital received from investors		65,969
Distribution in excess of net investment income		(23)
Net realized capital losses		(2,382)
Net unrealized capital gains		1,477

Net Asset Value (NAV) by Shares Class

			Shares
Share Class	Net Assets	÷	Outstanding	=	NAV

Investor Shares	$19,010		1,931		$9.84
Select Shares	$46,031		4,676		$9.84

See financial notes 49

 Schwab GNMA Fund

Statement of
Operations
For September 1, 2007 through February 29, 2008; unaudited. All numbers are x 1,000.

Investment Income
Interest		$1,251

Net Realized Gains and Losses
Net realized gains on investments		306
Net realized losses on short sales		(7)
Net realized losses on futures contracts	+	(70)

Net realized gains		229

Net Unrealized Gains and Losses
Net unrealized gains on investments		1,583
Net unrealized gains on short sales		68
Net unrealized losses on futures contracts	+	(72)

Net unrealized gains		1,579

Expenses
Investment adviser and administrator fees		103
Transfer agent and shareholder service fees:
Investor Shares		19
Select Shares		15
Portfolio accounting fees		23
Professional fees		17
Registration fees		17
Custodian fees		6
Trustees’ fees		5
Interest expense		2
Shareholder reports		1
Other expenses	+	1

Total expenses		209
Expense reduction by adviser and Schwab	−	67

Net expenses		142

Increase (Decrease) in Net Assets from Operations
Total investment income		1,251
Net expenses	−	142

Net investment income		1,109
Net realized gains		229
Net unrealized gains	+	1,579

Increase in net assets from operations		$2,917

50 See financial notes

 Schwab GNMA Fund

Statement of
Changes in Net Assets
For the current and prior report periods. All numbers are x 1,000.
Figures for current period are unaudited.

Operations

	9/1/07-2/29/08	9/1/06-8/31/07
Net investment income	$1,109	$1,691
Net realized gains (losses)	229	(98)
Net unrealized gains	1,579	265

Increase in net assets from operations	2,917	1,858

Distributions to shareholders
Distribution from net investment income
Investor Shares	368	689
Select Shares	784	1,091

Total distributions from net investment income	$1,152	$1,780

Transactions in Fund Shares

		9/1/07-2/29/08		9/1/06-8/31/07
		SHARES	VALUE	SHARES	VALUE

Shares Sold
Investor Shares		834	$8,117	333	$3,151
Select Shares	+	3,114	30,313	830	7,837

Total shares sold		3,948	$38,430	1,163	$10,988

Shares Reinvested
Investor Shares		30	$290	59	$559
Select Shares	+	53	520	78	736

Total shares reinvested		83	$810	137	$1,295

Shares Redeemed
Investor Shares		(340)	($3,302)	(542)	($5,126)
Select Shares	+	(802)	(7,803)	(1,000)	(9,462)

Total shares redeemed		(1,142)	($11,105)	(1,542)	($14,588)

Net transactions in fund shares		2,889	$28,135	(242)	($2,305)

Shares Outstanding and Net Assets

		9/1/07-2/29/08		9/1/06-8/31/07
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		3,718	$35,141	3,960	$37,368
Total increase (decrease)	+	2,889	29,900	(242)	(2,227)

End of period		6,607	$65,041	3,718	$35,141

Distribution in excess of net investment income /Net investment income not yet distributed			($23)		$20

See financial notes 51

Schwab Inflation-Protected Fundtm

Financial Statements

Financial Highlights

	9/1/07-		9/1/06-	3/31/06[1]-
Investor Shares	2/29/08*		8/31/07	8/31/06

Per Share Data ($)

Net asset value at beginning of period	9.91		10.01	10.00

Income (loss) from investment operations:
Net investment income (loss)	0.18		0.43	0.29
Net realized and unrealized gains (losses)	0.93		(0.10)	0.01

Total income from investment operations	1.11		0.33	0.30
Less distributions:
Distributions from net investment income	(0.18)		(0.43)	(0.29)
Distributions net realized gains	(0.00)[2]		−	−

Total Distributions	(0.18)		(0.43)	(0.29)

Net asset value at end of period	10.84		9.91	10.01

Total return (%)	11.26	[3]	3.34	3.07	[3]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.65	[4]	0.65	0.41	[4]
Gross operating expenses	0.75	[4]	0.84	0.92	[4]
Net investment income (loss)	3.32	[4]	4.30	6.91	[4]
Portfolio turnover rate	30	[3]	35	2	[3]
Net assets, end of period ($ x 1,000,000)	40		16	16

* Unaudited.
1 Commencement of operations.
2 Net realized distribution is less than 0.01.
3 Not annualized.
4 Annualized.

52 See financial notes

Financial Highlights continued

	9/1/07-		9/1/06-	3/31/06[1]-
Select Shares	2/29/08*		8/31/07	8/31/06

Per Share Data ($)

Net asset value at beginning of period	9.90		10.01	10.00

Income (loss) from investment operations:
Net investment income (loss)	0.18		0.45	0.30
Net realized and unrealized gains (losses)	0.93		(0.11)	0.01

Total income from investment operations	1.11		0.34	0.31
Less distributions:
Distributions from net investment income	(0.18)		(0.45)	(0.30)
Distributions net realized gains	(0.00)[2]		−	−

Total Distributions	(0.18)		(0.45)	(0.30)

Net asset value at end of period	10.83		9.90	10.01

Total return (%)	11.33	[3]	3.51	3.11	[3]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.50	[4]	0.50	0.36	[4]
Gross operating expenses	0.59	[4]	0.71	0.76	[4]
Net investment income (loss)	3.63	[4]	5.16	7.06	[4]
Portfolio turnover rate	30	[3]	35	2	[3]
Net asset, end of period ($ x 1,000,000)	241		119	44
* Unaudited.
1 Commencement of operations.
2 Net realized distribution is less than 0.01.
3 Not annualized.
4 Annualized.

See financial notes 53

 Schwab Inflation-Protected Fund

Portfolio Holdings as of February 29, 2008 (Unaudited)

This section shows all the securities in the fund’s portfolio and their value as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwab.com/schwabfunds.

For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued) and the maturity date shown is the stated legal maturity. For variable-rate obligations, the rate shown is the rate as of the report date, and the maturity date shown is the next interest rate change date.

			Cost	Value
Holdings by Category			($ x 1,000)	($ x 1,000)

96.5%		U.S. Government Securities	254,653	271,627
1.4%		Corporate Bonds	4,326	4,096
0.1%		Preferred Stock	510	381
2.1%		Short-Term Investments	5,787	5,787

100.1%		Total Investments	265,276	281,891
(0	.1)%	Other Assets and Liabilities		(387)

100.0%		Net Assets		281,504

Security	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

U.S. Government Securities 96.5% of net assets

U.S. Treasury Obligations 96.5%
U.S. Treasury Inflation Protected Securities
4.25%, 01/15/10	1,967	2,150
0.88%, 04/15/10	33	34
3.50%, 01/15/11	3,621	4,030
2.38%, 04/15/11	19,834	21,458
3.38%, 01/15/12	8,731	9,910
2.00%, 04/15/12	25,198	27,269
3.00%, 07/15/12	28,157	31,807
1.88%, 07/15/13	12,238	13,253
2.00%, 01/15/14	8,100	8,795
1.63%, 01/15/15	16,200	17,155
1.88%, 07/15/15	7,020	7,565
2.00%, 01/15/16	13,204	14,315
2.50%, 07/15/16	4,473	5,037
2.63%, 07/15/17	10,845	12,377
1.63%, 01/15/18	17,848	18,726
2.38%, 01/15/25	12,616	13,821
2.00%, 01/15/26	15,442	16,070
2.38%, 01/15/27	14,573	16,071
3.63%, 04/15/28	9,299	12,256
3.88%, 04/15/29	11,692	16,052
3.38%, 04/15/32	2,604	3,476

Total U.S. Government Securities (Cost $254,653)		271,627

Corporate Bonds 1.4% of net assets

Finance 1.0%

Banking 0.4%
UBS Preferred Funding Trust II
7.25%, 06/26/08 (a)(b)	250	267
Washington Mutual Bank NV
3.33%, 05/01/08 (a)	1,000	937

		1,204

Finance Company 0.4%
ILFC E-Capital Trust I
5.90%, 12/21/10 (a)(b)(c)	250	223
SLM Corp.
3.54%, 04/25/08 (a)	840	822

		1,045

Insurance 0.2%
Assured Guaranty US Holdings, Inc.
6.40%, 12/15/16 (a)(b)	250	201
Liberty Mutual Group, Inc.
7.80%, 03/15/37 (b)(c)	300	250
Oil Insurance Ltd.
7.56%, 06/30/11 (a)(b)(c)	250	234

		685

		2,934

Industrial 0.3%

Consumer Cyclical 0.1%
Toll Corp.
8.25%, 02/01/11 (b)	400	378

Consumer Non-Cyclical 0.2%
Reynolds American, Inc.
7.75%, 06/01/18 (b)	500	538

		916

Utilities 0.1%

Natural Gas 0.1%
Enterprise Products Operating LP
8.38%, 08/01/16 (a)(b)	250	246

Total Corporate Bonds (Cost $4,326)		4,096

54 See financial notes

 Schwab Inflation-Protected Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($ x 1,000)

Preferred Stock 0.1% of net assets

Sovereign Real Estate Investment Trust (b)(c)	350	381

Total Preferred Stock (Cost $510)		381

Security	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Short-Term Investments 2.1% of net assets

Repurchase Agreement 2.0%
Fixed Income Clearing Corp.
dated 02/29/08, due 03/03/08 at 2.76%, with a maturity value of $5,688 (fully collateralized by Federal Home Loan Mortgage Corp. with a value of $5,801)	5,687	5,687

U.S. Treasury Obligation 0.1%
U.S. Treasury Bill
3.23%, 03/27/08 (d)	100	100

Total Short-Term Investments (Cost $5,787)		5,787

End of Investments.

(All dollar amounts are x1,000)

At 02/29/08 the tax basis cost of the fund’s investments was $265,281, and the unrealized appreciation and depreciation were $17,030 and ($420), respectively, with a net unrealized appreciation of $16,610.

(a)	Variable-rate security.
(b)	Callable security.
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $1,088 or 0.4% of net assets.
(d)	All or a portion of this security is held as collateral for open futures contracts.

In addition to the above, the fund held the following at
02/29/08. All numbers are x 1,000 except number of futures contracts.

	Number of	Contract	Unrealized
	Contracts	Value	Gains

Futures Contract
10 Years, Long, U.S. Treasury Note expires 06/19/08	36	4,222	92

See financial notes 55

 Schwab Inflation-Protected Fund

Statement of
Assets and Liabilities

As of February 29, 2008; unaudited. All numbers x 1,000 except NAV.

Assets
Investments, at value (cost $265,276)		$281,891
Receivables:
Investments sold		2,106
Interest		1,254
Fund shares sold		3,216
Due from broker for futures		38
Dividends	+	14

Total assets		288,519

Liabilities
Payables:
Investments bought		6,770
Investment adviser and administrator fees		7
Transfer agent and shareholder services fees		3
Fund shares redeemed		73
Distributions to shareholders		151
Accrued expenses	+	11

Total liabilities		7,015

Net Assets
Total assets		288,519
Total liabilities	−	7,015

Net assets		$281,504
Net Assets by Source
Capital received from investors		263,341
Distribution in excess of net investment income		(53)
Net realized capital gains		1,509
Net unrealized capital gains		16,707

Net Asset Value (NAV) by Shares Class

			Shares
Share Class	Net Assets	÷	Outstanding	=	NAV

Investor Shares	$40,082		3,697		$10.84
Select Shares	$241,422		22,286		$10.83

56 See financial notes

 Schwab Inflation-Protected Fund

Statement of
Operations
For September 1, 2007 through February 29, 2008; unaudited. All numbers are x 1,000.

Investment Income
Interest		$4,090
Dividends	+	21

Total investment income		4,111

Net Realized Gains and Losses
Net realized gains on investments		1,106
Net realized gains on futures contracts	+	616

Net realized gains		1,722

Net Unrealized Gains and Losses
Net unrealized gains on investments		16,639
Net unrealized gains on futures contracts	+	85

Net unrealized gains		16,724

Expenses
Investment adviser and administrator fees		398
Transfer agent and shareholder service fees:
Investor Shares		26
Select Shares		89
Registration fees		25
Custodian fees		21
Portfolio accounting fees		21
Professional fees		18
Shareholder reports		5
Trustees’ fees		5
Interest expense	+	3

Total expenses		611
Expense reduction by adviser and Schwab	−	95

Net expenses		516

Increase (Decrease) in Net Assets from Operations
Total investment income		4,111
Net expenses	−	516

Net investment income		3,595
Net realized gains		1,722
Net unrealized gains	+	16,724

Increase in net assets from operations		$22,041

See financial notes 57

 Schwab Inflation-Protected Fund

Statement of
Changes in Net Assets
For the current and prior report periods. All numbers are x 1,000.
Figures for current period are unaudited.

Operations

		9/1/07-2/29/08	3/31/06*-8/31/07
Net investment income		$3,595	$4,019
Net realized gains (losses)		1,722	(139)
Net unrealized gains (losses)	+	16,724	(204)

Increase in net assets from operations		22,041	3,676

Distributions to shareholders
Distributions from net investment income
Investor Shares		358	648
Select Shares	+	3,290	3,371

Total distributions from net investment income		3,648	4,019

Distributions from net realized gains
Investor Shares		7	−
Select Shares	+	67	−

Total distributions from net realized gains		74	−

Total distributions		$3,722	$4,019

Transactions in Fund Shares

		9/1/07-2/29/08		3/31/06*-8/31/07
		SHARES	VALUE	SHARES	VALUE

Shares Sold
Investor Shares		2,650	$27,872	570	$5,636
Select Shares	+	14,135	146,261	9,640	95,119

Total shares sold		16,785	$174,133	10,210	$100,755

Shares Reinvested
Investor Shares		28	$297	56	$558
Select Shares	+	25	291	123	1,219

Total shares reinvested		53	$588	179	$1,777

Shares Redeemed
Investor Shares		(547)	($5,663)	(624)	($6,175)
Select Shares	+	(3,871)	(40,217)	(2,144)	(21,125)

Total shares redeemed		(4,418)	($45,880)	(2,768)	($27,300)

Net transactions in fund shares		12,420	$128,841	7,621	$75,232

Shares Outstanding and Net Assets

		9/1/07-2/29/08		3/31/06*-8/31/07
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		13,563	$134,344	5,942	$59,455
Total increase	+	12,420	147,160	7,621	74,889

End of period		25,983	$281,504	13,563	$134,344

Distribution in excess of net investment income			($53)		$−

*	Commencement of operations.

58 See financial notes

 Schwab Bond Funds

Financial Notes, unaudited

1. Business Structure of the Funds

Each of the funds discussed in this report is a series of Schwab Investments (the “trust”), a no-load, open-end management investment company. The company is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The list below shows all the funds in the trust including the funds discussed in this report, which are highlighted:

Schwab Investments (organized October 26, 1990)
Schwab Short-Term Bond Market Fund
Schwab Premier Income Fund
Schwab Total Bond Market Fund
Schwab GNMA Fund
Schwab Inflation Protected Fund
Schwab YieldPlus Fund
Schwab 1000 Index Fund Schwab Tax-Free YieldPlus Fund Schwab Tax-Free Bond Fund Schwab California Tax-Free YieldPlus Fund Schwab California Tax-Free Bond Fund Schwab Global Real Estate Fund

The Schwab GNMA Fund and Schwab Inflation Protected Fund offer two share classes: Investor Shares and Select Shares®. Schwab Premier Income Fund offers three share classes: Investor Shares, Select Shares and Institutional Shares. Shares of each class represent interests in the same portfolio, but each class has different expenses and investment minimums. Schwab Short-Term Bond Market Fund and Schwab Total Bond Market Fund each offers one share class. The Schwab Premier Income Fund commenced operations on October 31, 2007.

Shares are bought and sold at net asset value, or NAV, which is the price for all outstanding shares. Each share has a par value of 1/1,000 of a cent, and the trustees may authorize the issuance of as many shares as necessary.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies the funds use in the preparation of financial statements. The accounting policies are in conformity with accounting principles generally accepted in the United States of America.

(a) Security Valuation:

The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:

Bonds and notes: valued at halfway between the most recent bid and asked quotes or, if such quotes are unavailable, at prices for securities of comparable maturity, credit quality and type. Valuations for bonds and notes are provided by an independent bond-pricing service.

Securities for which no quoted value is available: valued at fair value, as determined in good faith by the fund’s investment adviser using guidelines adopted by the fund’s Board of Trustees. In the determination of a fair valuation the guidelines include, but are not limited, to the use of analytical data, business conditions, recent trades, general and/or specific market trends and any emergency or significant events that would have a material impact on the value of the security.

Futures: open contracts are valued at their settlement prices as of the close of their exchanges. When a fund closes out a futures position, it calculates the difference between the value of the position at the beginning and at the end, and records a realized gain or loss accordingly.

Swap agreements: swaps may be valued based on a model that constructs curves, such as swap yield curves, based on market data, and that uses the curves to calculate prices. Or swaps may be valued based on dealer quotes.

Short-term securities (60 days or less to maturity): valued at amortized cost.

Mutual Funds: Valued at their respective net asset values as determined by those funds in accordance with the 1940 Act.

(b) Portfolio Investments:

Futures Contract: The funds may invest in futures contracts. Futures contracts involve certain risks because they can be very sensitive to market movements.

One risk is that the price of a futures contract may not move in perfect correlation with the price of the underlying securities. Another risk is that, at certain times, it may be impossible for a fund to close out a position in a futures contract, due to a

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 Schwab Bond Funds

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

difference in trading hours or to market conditions that may reduce the liquidity for a futures contract or its underlying securities.

Because futures carry inherent risks, a fund must give the broker a deposit of cash and/or securities (the “initial margin”) whenever it enters into the futures contract. The amount of the deposit may vary from one contract to another, but it is generally a percentage of the contract amount.

Futures are traded publicly on exchanges, and their market value changes daily. A fund records the change in market value of futures, and also the change in the amount of margin deposit required (“due to/from broker”).

Swap Agreements: The funds may enter into swap agreements. In an interest rate swap, a fund and a counterparty agree to swap payments that are based on two different rates. The counterparty is typically a large financial institution, and the terms of the swap are specified in advance. For example, a fund may agree that for six months it will pay the counterparty the equivalent of the interest on a given amount invested at LIBOR (the London Interbank Offered Rate). In exchange, the counterparty might agree to pay a fund the equivalent of the same amount invested in a certain bond index during this same six months period.

The Credit Swap or Credit Default Swap is a bilateral financial contract in which one counterparty (the Protection Buyer) pays a periodic fee, typically expressed in basis points on the notional amount, in return for a Contingent Payment by the Protection Seller following a Credit Event of a Reference Entity. The definitions of a Credit Event and the settlement mechanism used to determine the Contingent Payment are flexible and determined by negotiation between the counterparties at the inception of the transaction.

Swap agreements carry certain risks. Because the net gains or losses stemming from a swap agreement depend on the movements of one rate relative to another, a fund could experience unanticipated losses if one or both rates failed to behave as expected. A fund also could lose money if a counterparty failed to honor the terms of a swap agreement.

TBA: The funds may enter into “TBA” (to be announced) purchase commitments to purchase securities for a fixed price at a future date, typically not exceeding 45 days. TBAs may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date.

Mortgage Dollar Roll: The funds may enter into mortgage dollar roll transactions. In these transactions, a fund sells mortgage-backed securities for delivery in the current month and simultaneously agrees to buy back, on a given date in the future, securities of a similar type, coupon rate and maturity. Dollar roll transactions involve the risk that the market value of the security sold short by the fund may decline below the repurchase price of similar securities.

Short Sale: The funds may also sell securities short (sell securities they do not own). When they do so, the funds also place assets worth at least 100% of the value of the short securities into segregated accounts as collateral. If the market value of the short securities subsequently falls, the funds can realize a gain by closing the position. However, if the value rises, the funds typically would have to add to their collateral or close out their short position at a loss. The potential for losses associated with short positions is much greater than the original value of the securities sold short and exceed amounts recorded in the Statements of Assets and Liabilities.

If a fund sells securities short, it records the proceeds received as an asset and the obligation to buy back the securities as a liability. At the time a short sale is initiated, the asset and the liability are of equal value and effectively cancel each other out. Subsequently, the fund values the liability side of the transaction according to the market price of the securities sold short, and values the asset side according to the value of the proceeds. When the fund closes out a short position (buys the security), it records as a realized gain or loss. Interest accrued on securities sold short is recorded as an expense on the fund’s records.

Repurchase Agreement: The funds may enter into repurchase agreements. In a repurchase agreement, a fund buys a security from another party (usually a financial institution) with the agreement that it be sold back in the future. The date, price and other conditions are all specified when the agreement is created.

The funds’ repurchase agreements will be fully collateralized by U.S. government securities or by U.S. government agency. All collateral is held by the funds’ custodian (or, with tri-party agreements, the agent’s bank) and is monitored daily to ensure that its market value is at least equal to the repurchase price under the agreement.

Delayed-delivery: The funds may buy securities on a delayed-delivery basis. In these transactions, a fund agrees to buy a security for a stated price, with settlement generally occurring within two weeks. If the security’s value falls before settlement occurs, a

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 Schwab Bond Funds

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

fund could end up paying more for the security than its market value at the time of settlement. The funds set aside sufficient securities as collateral for those securities bought on a delayed-delivery basis.

Securities Lending: The funds may loan securities to certain brokers, dealers and other financial institutions that pay the funds negotiated fees. The funds receive cash, letters of credit or U.S. Government securities as collateral on these loans. All of the cash collateral received is reinvested in high quality, short-term investments. The value of the collateral must be at least 102% of the market value of the loaned securities as of the first day of the loan, and at least 100% each day thereafter.

(c) Security Transactions:

Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved. Gains and losses from paydowns on mortgage and asset backed securities are recorded as adjustments to interest income.

(d) Investment Income:

Interest income is recorded as it accrues. If a fund buys a debt security at a discount (that is, for less than its face value) or a premium (more than face value), it amortizes the discount or premium from the current date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. If the security is callable (meaning that the issuer has the option to pay it off before its maturity date), then the fund amortizes the premium to the security’s call date and price, rather than the maturity date and price.

(e) Expenses:

Expenses that are specific to a fund or a class within the trust are charged directly to that fund or class. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.

For funds offering multiple share classes, net investment income, other than class specific expenses, and realized and unrealized gains or losses, are allocated daily to each class in proportion to its average daily net assets.

(f) Distributions to Shareholders:

The funds declare dividends every day they are open for business. These dividends, which are equal to a fund’s net investment income for that day, are paid out to shareholders once a month. The funds may make distributions from any net realized capital gains once a year.

(g) Custody Credit:

Each fund has an arrangement with its custodian bank under which the fund receives a credit for its uninvested cash balance to offset its custody fees and accounting fees. The credit amounts (if any) are disclosed in the Statement of Operations as a reduction to the fund’s operating expenses.

(h) Accounting Estimates:

The accounting policies described in this report conform with accounting principles generally accepted in the United States of America. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates.

Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund also may keep certain assets in segregated accounts, as required by securities law.

(i) Federal Income Taxes:

The funds intend to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the funds distribute substantially all of their net investment income and realized net capital gains (if any) to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.

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 Schwab Bond Funds

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

(j) Indemnification:

Under the funds’ organizational documents, the officers and trustees are indemnified against certain liability arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss to be remote.

(k) New Accounting Standards:

Financial Accounting Standards Board Interpretation (FIN) No. 48 — Accounting for Uncertainty in Income Taxes — an Interpretation of SFAS No. 109, was issued in July 2006 and is effective for fiscal years beginning after December 15, 2006. This Interpretation provides new requirements for the recognition, measurement, and disclosure in the financial statements of a tax position taken or expected to be taken in a tax return when there is uncertainty about whether that tax position will ultimately be sustained. As of February 29, 2008, management has reviewed the tax positions for open tax years (August 31, 2004, through August 31, 2007), and determined that no provision for income tax is required in the funds’ financial statements.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (SFAS No. 157). SFAS No. 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. SFAS No. 157 is effective for fiscal years beginning after November 15, 2007. As of February 29, 2008, management does not believe the adoption of SFAS No. 157 will impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effects of certain of the measurements on changes in net assets for the period.

3.	Affiliates and Affiliated Transactions:
(All dollar amounts are x 1,000)

Charles Schwab Investment Management, Inc. (CSIM or the investment adviser), a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement (Advisory Agreement) between it and the trust.

For its advisory and administrative services to the fund, the investment adviser is entitled to receive an annual fee payable monthly based on the fund’s average daily net assets described as follows:

	Short-Term	Premier			Inflation
	Bond	Income	Total Bond	GNMA	Protected
Average daily net assets	Market Fund	Fund	Market Fund	Fund	Fund

First $500 million	0.30%	0.60%	0.30%	0.45%	0.40%
Over $500 million	0.22%	0.55%	0.22%	0.40%	0.35%
Over $1 billion	n/a	0.50%	n/a	0.375%	0.33%

Charles Schwab & Co., Inc. (“Schwab”), an affiliate of the investment adviser and is the trust’s shareholder services agent and transfer agent.

For its transfer agent and shareholder services, Schwab is entitled to receive an annual fee payable monthly based on each fund’s average daily net assets described as follows:

	Transfer Agent Fees	Shareholder Service Fees

Investor Shares	0.05%	0.20%
Select Shares*	0.05%	0.05%
Institutional Shares**	0.05%	0.05%

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 Schwab Bond Funds

Financial Notes, unaudited (continued)

3.	Affiliates and Affiliated Transactions (continued):
(All dollar amounts are x 1,000)

Although these agreements specify certain fees for these services, CSIM and Schwab have made additional agreements with certain funds to limit the total expenses charged, excluding interest, taxes and certain non-routine expenses, through November 14, 2009, except for Premier Income Fund, which is through June 30, 2009, as follows:

	Short-Term	Premier			Inflation
	Bond	Income	Total Bond	GNMA	Protected
	Market Fund	Fund**	Market Fund	Fund	Fund

Investor Shares	0.55%	0.87%	0.55%	0.74%	0.65%
Select Shares*	n/a	0.72%	n/a	0.55%	0.50%
Institutional Shares**	n/a	0.63%	n/a	n/a	n/a

*  Select Shares are only offered by GNMA Fund, Inflation Protected Fund and Premier Income Fund.

**	Prior to February 1, 2008, these limits were 0.00% for all share classes, Institutional Shares are only offered by Premier Income Fund.

The funds may engage in certain transactions involving affiliates. For instance, a fund may let other Schwab Funds buy and sell fund shares, particularly Schwab MarketTrack Portfolios and Schwab Target Funds. As of February 29, 2008, the percentages of Schwab Bond Funds shares owned by other Schwab Funds are:

	Premier	Total Bond	Inflation
	Income Fund	Market Fund	Protected Fund

MarketTrack Growth Portfolio	—%	6.9%	—%
MarketTrack Balanced Portfolio	—%	11.6%	—%
MarketTrack Conservative Portfolio	—%	11.8%	—%
MarketTrack Growth Portfolio II	—%	0.4%	—%
Target 2010 Fund	—%	2.1%	1.7%
Target 2020 Fund	—%	2.9%	2.2%
Target 2030 Fund	—%	1.7%	1.3%
Target 2040 Fund	—%	0.8%	0.7%
Retirement Income Fund	5.5%	0.9%	1.3%

The funds may make direct transactions with certain other Schwab Funds when practical. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and officers. As of February 29, 2008, each fund’s total security transactions with other Schwab Funds were as follows:

Short-Term Bond Market Fund	$28,250
Premier Income Fund	69,170
Total Bond Market Fund	156,221
GNMA Fund	—
Inflation Protected Fund	700

Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions within the Schwab Funds. All loans are for temporary or emergency purposes only. The interest rate charged on the loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review of the Board of Trustees of the Schwab Funds. There was no interfund borrowing or lending activity for any fund during the period.

Trustees

Trustees may include people who are officers and/ or directors of the investment adviser or Schwab. Federal securities law limit the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these

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 Schwab Bond Funds

Financial Notes, unaudited (continued)

3.	Affiliates and Affiliated Transactions (continued):
(All dollar amounts are x 1,000)

limitations throughout the report period. The trust did not pay any of these persons for their service as trustees, but it did pay non-interested persons (independent trustees), as noted in each fund’s Statement of Operations.

4.	Borrowing from Banks:

The funds may borrow money from banks and custodians. The funds may obtain temporary bank loans through the trust to which they belong, to use for meeting shareholder redemptions or for extraordinary or emergency purposes. The Schwab Funds have custodian overdraft facilities and uncommitted line of credit arrangements of $150 million and $100 million with State Street Corporation, and Bank of America, N.A., respectively. The funds pay interest on the amounts they borrow at rates that are negotiated periodically. There were no borrowings from the line of credit for the funds during the period. However, the funds utilized their overdraft facility and incurred interest expense, which is disclosed in the Statement of Operations.

5.	Purchases and Sales of Investment Securities:
(All dollar amounts are x 1,000)

For the period ended February 29, 2008, purchases and sales of securities (excluding short-term obligations and securities sold short) were as follows:

	Purchases of Long-Term
	U.S. Government Securities	Purchases of other	Total Purchases of
	Transactions	Long-Term Securities	Long-Term Securities

Short-Term Bond Market fund	$583,223	$212,974	$796,197
Premier Income Fund	353,725	181,657	535,382
Total Bond Market Fund	2,789,033	433,647	3,222,680
GNMA Fund	233,191	3,200	236,391
Inflation Protected Fund	182,037	3,519	185,556

	Sales/Maturities of
	Long-Term
	U.S. Government Securities	Sales/Maturities of	Total Sales/Maturities of
	Transactions	other Long-Term Securities	Long-Term Securities

Short-Term Bond Market Fund	$552,935	$223,552	$776,487
Premier Income Fund	221,419	56,912	278,331
Total Bond Market Fund	2,595,731	620,169	3,215,900
GNMA Fund	190,874	4,997	195,871
Inflation Protected Fund	56,418	3,713	60,131

6.	Redemption Fee:
(All dollar amounts are x 1,000)

The Premier Income Fund may impose a short-term redemption fee on any fund shares that are redeemed or exchanged by a shareholder within a specified number of days of the purchase date. The fund charges 2.00% of early withdrawal fees on shares redeemed or exchanged 30 days or less after the purchase. Such amounts are net of the redemption fee proceeds on the Statement of Changes in Net Assets. The redemption fees charged during the current period are $13.

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 Schwab Bond Funds

Financial Notes, unaudited (continued)

7.	Federal Income Taxes:
(All dollar amounts are x 1,000)

As of August 31, 2007, the following funds had capital loss carry forwards available to offset net capital gains before the expiration dates:

	Short-Term	Premier			Inflation
	Bond	Income	Total Bond	GNMA	Protected
Expire	Market Fund	Fund	Market Fund	Fund	Fund

2009	$—	$—	$—	$—	$—
2010	—	—	—	—	—
2011	—	—	—	—	—
2012	—	—	—	1,405	—
2013	—	—	—	537	—
2014	5,711	—	3,580	185	—
2015	8,716	—	11,929	251	—

	$14,427	$—	$15,509	$2,378	$—

For tax purposes, capital loss carry forwards that may be used to offset future realized capital gains. Also for tax purposes, realized capital losses, occurring after October 31, may be deferred and treated as occurring on the first day of following fiscal year. As of August 31, 2007, capital losses utilized and capital losses deferred for each fund are as follows:

	Short-Term	Premier			Inflation
	Bond	Income	Total Bond	GNMA	Protected
	Market Fund	Fund	Market Fund	Fund	Fund

Deferred capital losses	$1,636	—	$10,496	$217	$47
Capital losses utilized	—	—	—	—	—

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Trustees and Officers

The tables below give information as of February 29, 2008, about the trustees and officers for Schwab Investments, which includes the funds covered in this report. The “Fund Complex” includes the Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Laudus Trust, and Laudus Institutional Trust. As of February 29, 2008, the Fund Complex included 73 funds.

The address for all trustees and officers is 101 Montgomery Street, San Francisco, CA 94104. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-800-435-4000.

Independent Trustees
Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Mariann Byerwalter 1960 Trustee (Trustee of Schwab Investments since 2000.)	Chairman of JDN Corporate Advisory LLC.	73	Board 1–Director, Redwood Trust, Inc. Board 2–Director, PMI Group, Inc.

John F. Cogan 1947 Trustee (Trustee of Schwab Investments since 2008.)	Senior Fellow: The Hoover Institution at Stanford University; Stanford Institute for Economic Policy Research; Professor of Public Policy, Stanford University	62	Board 1–Director, Gilead Sciences, Inc. Board 2–Director, Monaco Coach Corporation Board 3–Director, Venture Lending and Leasing, Inc.

William A. Hasler 1941 Trustee (Trustee of Schwab Investments since 2000.)	Dean Emeritus, Haas School of Business, University of California, Berkeley. Until February 2004, Co-Chief Executive Officer, Aphton Corp. (bio-pharmaceuticals).	73	Board 1–Director, Mission West Properties
Board 2–Director, TOUSA
Board 3–Director, Harris-Stratex Networks
Board 4–Director, Genitope Corp.
Board 5– Director, Ditech Networks
			Board 6–Director, Rubicon Limited

Gerald B. Smith 1950 Trustee (Trustee of Schwab Investments since 2000.)	Chairman, Chief Executive Officer and founder of Smith Graham & Co.(investment advisors).	62	Board 1–Board of Cooper Industries Board 2–Chairman of the Audit Committee of Oneok Partners LP

Donald R. Stephens 1938 Trustee (Trustee of Schwab Investments since 1989.)	Managing Partner, D. R. Stephens & Company (investments).	62	None.

Joseph H. Wender 1944 Trustee (Trustee of Schwab Investments since 2008.)	Senior Managing Director, Chairman of the Finance Committee, GSC Group; General Partner, Goldman Sachs & Co., until June 2005.	62	Board 1–Board Member and Chairman of the Audit Committee, Isis Pharmaceuticals

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Independent Trustees continued
Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Michael W. Wilsey 1943 Trustee (Trustee of Schwab Investments since 1989.)	Chairman, Chief Executive Officer, Wilsey Bennett, Inc. (real estate investment and management, and other investments).	62	None.

Interested Trustees
Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served )	During the Past Five Years	the Trustee	Other Directorships

Charles R. Schwab[2] 1937 Chairman and Trustee (Chairman and Trustee of Schwab Investments since 1989.)	Chairman, Chief Executive Officer and Director, The Charles Schwab Corporation, Charles Schwab & Co., Inc.; Chairman and Director, Charles Schwab Investment Management, Inc., Charles Schwab Bank, N.A.; Chairman and Chief Executive Officer, Schwab (SIS) Holdings Inc. I, Schwab International Holdings, Inc.; Chief Executive Officer and Director, Schwab Holdings, Inc. Through June 2007, Director, U.S. Trust Company, N.A., U.S. Trust Company of New York. Until May 2003, Co-Chief Executive Officer, The Charles Schwab Corporation.	62	None.

Walt Bettinger[2] 1960 Trustee (Trustee of Schwab Investments since 2008.)	President and Chief Operating Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation; Director, Charles Schwab Bank; Executive Vice President and President – Schwab Investor Services, The Charles Schwab Corporation; Executive Vice President and President – Schwab Investor Services, Charles Schwab & Co., Inc.; Chairman and President, Schwab Retirement Plan Services, Inc.; President and Chief Executive Officer, The Charles Schwab Trust Company, Director, Charles Schwab Bank, N.A., Schwab Retirement Plan Services, and Schwab Retirement Technologies.	62	None.

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Officers of the Trust
Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

Randall W. Merk 1954 President and Chief Executive Officer (Officer of Schwab Investments since 2007.)	Executive Vice President and President, Investment Management Services, Charles Schwab & Co., Inc.; Executive Vice President, Charles Schwab & Co., Inc. (2002 – present); President and Chief Executive Officer, Charles Schwab Investment Management, Inc. (2007-present); Director, Charles Schwab Asset Management (Ireland) Limited and Charles Schwab Worldwide Funds, plc. From September 2002 to July 2004, Chief Executive Officer and President, Charles Schwab Investment Management, Inc. and Executive Vice President, Charles Schwab & Co., Inc.

George Pereira 1964 Treasurer and Principal Financial Officer (Officer of Schwab Investments since 2004.)	Senior Vice President and Chief Financial Officer, Charles Schwab Investment Management, Inc.; Chief Financial Officer, Laudus Trust and Laudus Institutional Trust; Director, Charles Schwab Worldwide Funds, plc and Charles Schwab Asset Management (Ireland) Limited. Through June 2007, Treasurer, Chief Financial Officer and Chief Accounting Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc. and Excelsior Funds Trust; Chief Financial Officer, Mutual Fund Division, UST Advisors, Inc. From December 1999 to November 2004, Sr. Vice President, Financial Reporting, Charles Schwab & Co. Inc.

Kimon Daifotis 1959 Senior Vice President and Chief Investment Officer-Fixed Income (Officer of Schwab Investments since 2004.)	Senior Vice President and Chief Investment Officer-Fixed Income, Charles Schwab Investment Management, Inc. Prior to 2004, Vice President and Sr. Portfolio Manager, Charles Schwab Investment Management, Inc.

Jeffrey Mortimer 1963 Senior Vice President and Chief Investment Officer-Equities (Officer of Schwab Investments since 2004.)	Senior Vice President and Chief Investment Officer-Equities, Charles Schwab Investment Management, Inc.; Vice President and Chief Investment Officer, Laudus Trust and Laudus Institutional Trust. Prior to 2004, Vice President and Sr. Portfolio Manager, Charles Schwab Investment Management, Inc.

Randall Fillmore 1960 Chief Compliance Officer and AML Officer (Officer of Schwab Investments since 2002.)	Senior Vice President and Chief Compliance Officer, Charles Schwab Investment Management, Inc.; Senior Vice President, Charles Schwab & Co. Inc.; Chief Compliance Officer, Laudus Trust and Laudus Institutional Trust. Through June 2007, Chief Compliance Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior Funds Trust. From 2002 to 2003, Vice President, Charles Schwab & Co., Inc. and Charles Schwab Investment Management, Inc.

Koji E. Felton 1959 Secretary and Chief Legal Officer (Officer of Schwab Investments since 1998.)	Senior Vice President, Chief Counsel and Corporate Secretary, Charles Schwab Investment Management, Inc.; Senior Vice President and Deputy General Counsel, Charles Schwab & Co., Inc. Through June 2007, Chief Legal Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc. and Excelsior Funds Trust.

Catherine MacGregor 1964 Vice President (Officer of Schwab Investments since 2005.)	Vice President, Charles Schwab & Co., Inc. and Charles Schwab Investment Management, Inc., Laudus Trust and Laudus Institutional Trust; since 2006, Chief Counsel, Laudus Trust and Laudus Institutional Trust. Until July 2005, Senior Associate, Paul Hastings Janofsky & Walker LLP.

Cathy Sabo 1964 Vice President (Officer of Schwab Investments since 2005.)	Vice President-Compliance, Charles Schwab Investment Management, Inc., Laudus Trust and Laudus Institutional Trust. Until 2004, Vice President, Client, Sales & Services Controls, Charles Schwab & Co., Inc.

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Officers of the Trust continued
Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

Michael Haydel 1970 Vice President (Officer of Schwab Investments since 2006.)	Vice President, Asset Management Client Services, Charles Schwab & Co., Inc.; Vice President and AML Officer, Laudus Trust and Laudus Institutional Trust. Until March 2004, Director Charles Schwab & Co., Inc.

[1]	Trustees remain in office until they resign, retire or are removed by shareholder vote. The Schwab Funds retirement policy requires that independent trustees elected after January 1, 2000 retire at age 72 or after 20 years of service as a trustee, whichever comes first. Independent trustees elected prior to January 1, 2000 will retire on the following schedule: Messrs. Stephens and Wilsey will retire on December 31, 2010.

[2]	In addition to their employment with the investment advisor and the distributor, Messrs. Schwab and Bettinger also own stock of The Charles Schwab Corporation. Mr. Schwab and Mr. Bettinger are Interested Trustees because they are employees of Schwab and/or the advisor.

[3]	The President, Treasurer and Secretary hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each other officer serves at the pleasure of the Board.

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Glossary

agency discount notes Notes issued by federal agencies—known as Government Sponsored Enterprises, or GSEs—at a discount to their value at maturity. An agency discount note is a short-term investment offering a high degree of credit quality.

Alternative Minimum Tax (AMT) A federal income tax designed to limit the extent to which high-income taxpayers (including individuals, estates, trusts and corporations) can benefit from certain deductions and exemptions. For example, some types of income that are exempt from regular federal income tax are not exempt from the AMT.

asset allocation The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage.

asset-backed securities Bond or other debt securities that represent ownership in a pool of assets such as credit card debt.

asset class A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.

average rate The average rate of interest paid annually by the fixed-income securities in a fund or portfolio.

beta A historical measure of an investment’s volatility relative to a market index (usually the S&P 500®). The index is defined as having a beta of 1.00. Investments with a beta higher than 1.00 have been more volatile than the index; those with a beta of less than 1.00 have been less volatile.

bond A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the “coupon rate”) until a specified date (the “maturity date”), at which time the issuer returns the money borrowed (“principal” or “face value”) to the bondholder. Because of their structure, bonds are sometimes called “fixed income securities” or “debt securities.”

An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond’s market value prior to call or maturity. There is no guarantee that a bond’s yield to call or maturity will provide a positive return over the rate of inflation.

bond fund A bond fund is subject to the same credit, interest rate, and inflation risks as bonds. In addition, a bond fund incurs ongoing fees and expenses. A bond fund’s net asset value will fluctuate with the price of the underlying bonds and the portfolio turnover activity; return of principal is not guaranteed.

call An early repayment of a bond’s principal by the issuer, usually done because the issuer is able to refinance its bond debt at a lower rate.

call protection A term used in reference to a bond that cannot be called by the issuer before maturity, or at least for many years from the present date. A bond that offers call protection can more reliably be expected to provide a given yield over a given number of years than a bond that could be called (assuming both bonds are of the same credit quality).

capital gain, capital loss The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.

certificate of participation A municipal bond that is repaid from an annual budget appropriation rather than being backed by the full faith and credit of the issuer.

coupon, coupon rate The annual rate of interest paid until maturity by the issuer of a debt security.

credit-enhanced securities Securities that are backed by the credit of an entity other than the issuer (such as a financial institution). Credit enhancements, which can equal up to 100% of the security’s value, are designed to help lower the risk of default on a security and may also make the security more liquid.

credit quality The capacity of an issuer to make its interest and principal payments. See chart below.

credit risk The risk that a bond issuer may be unable to pay interest or principal to its bondholders.

discount rate The implied rate on a debt security that does not pay interest but is bought at a discount and redeemed at face value when it matures.

dividend Money from earnings that is distributed to shareholders as a given amount per share.

duration A measure of a bond’s sensitivity to interest rates. Calculations of duration generally take into account the investment’s yield, interest payments, maturity date and call features. Like maturity, duration is expressed in years, but is more accurate than maturity in determining the effect of interest rate movements on a bond investment’s price. The duration of a portfolio equals the market value weighted average of the duration of the bonds held in the portfolio.

Credit Ratings

Most major bond issuers arrange with a recognized independent rating organization, such as Standard & Poor’s (S&P) or Moody’s Investors Service, to rate the creditworthiness of their bonds. The spectrum of these ratings is divided into two major categories: investment grade and below investment grade (sometimes called “junk bonds”). Bonds rated below investment grade range from those that are considered to have some vulnerability to default to those that appear on the brink of default or are in default.

70

expense ratio The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.

general obligation bonds Municipal bonds that are secured by the issuer’s full faith and credit, which typically is backed by the power of the issuer to levy taxes.

interest Payments to bondholders (usually made twice a year) as compensation for loaning the bond principal to the issuer.

interest rate risk The risk that a bond’s value will fluctuate if market interest rates change or are expected to change. Bond prices tend to move in the opposite direction of interest rates: when interest rates rise, bond prices tend to fall.

liquidity-enhanced security A security that when tendered is paid from funds advanced by an entity other than the issuer (such as a large financial institution). Liquidity enhancements are often used on variable-rate securities where the portfolio manager has an option to tender the securities prior to their final maturity.

market risk Those elements of risk that are common to all securities in an asset class, and therefore cannot be significantly reduced by diversification within the asset class. Also known as “systemic risk.”

maturity The date a bond is scheduled to be “retired” and its principal amount returned to the bond holders. Maturity of Investments will generally be determined using the portfolio securities’ final maturity dates. However, for certain securities, maturity will be determined using the securities’ effective maturity date. Except as discussed below, the effective maturity date for a security subject to a put or demand feature is the demand date, unless the security is a variable-rate or floating-rate security. If it is a variable-rate security, its effective maturity date is the earlier of its demand date or next interest rate change date. For variable-rate securities not subject to a put or demand feature and floating-rate securities, the effective maturity date is the next interest rate change date. The effective maturity of mortgage-backed and certain other asset-backed securities are determined on an “expected life” basis by the investment adviser. Additional information relating to maturity is contained in the Schwab Bond Funds’ Statement of additional Information.

mortgage-backed securities Bond or other debt securities that represent ownership in a pool of mortgage loans.

muni, municipal bonds, municipal securities Debt securities issued by a state, its counties, municipalities, authorities and other subdivisions, or the territories and possessions of the United States and the District of Columbia, including their subdivisions, agencies and instrumentalities and corporations. These securities may be issued to obtain money for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works.

net asset value (NAV) The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding.

outstanding shares, shares outstanding When speaking of a company or mutual fund, indicates all shares currently held by investors.

prepayment risk The risk that a mortgage-backed security may be paid off early, typically because interest rates have fallen and the homeowners who hold the underlying mortgages have refinanced those mortgages at lower rates. In this type of situation, the investor who held the mortgage-backed security will usually have to settle for a lower rate when reinvesting the principal.

restricted securities Securities that are subject to contractual restrictions on resale. These securities are often purchased in private placement transactions.

revenue bonds Municipal bonds that are issued to finance public works projects and are secured by revenue generated by the project (such as water and sewer fees) rather than the full faith and credit of the issuer.

section 4(2)/144A securities Securities exempt from registration under Section 4(2) of the Securities Act of 1933. These securities may be sold only to qualified institutional buyers under Securities Act Rule 144A.

taxable-equivalent yield The yield an investor would need to get from a taxable investment in order to match the yield paid by a given tax-exempt investment, once the effect of all applicable taxes is taken into account. For example, if your tax rate were 25%, a tax-exempt investment paying 4.5% would have a taxable-equivalent yield for you of 6.0% (4.5% ÷ [1 – 0.25%] = 6.0%).

total return The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

weighted average For mutual funds, an average that gives the same weight to each security as the security represents in the fund’s portfolio.

weighted average maturity For mutual funds, the maturity of all the debt securities in its portfolio, calculated as a weighted average. As a rule, the longer a fund’s weighted average maturity, the greater its interest rate risk. Money funds are required to maintain a weighted average maturity of no more than 90 days.

yield The income paid out by an investment, expressed as a percentage of the investment’s market value.

yield to maturity The annualized rate of return a bondholder could expect if the bond were held to maturity. In addition to interest payments, yield to maturity also factors in any difference between a bond’s current price and its principal amount, or face value.

 71

Notes

Schwab Funds® offers you an extensive family of mutual funds, each one based on a clearly defined investment approach and using disciplined management strategies. The list at right shows all Schwab Funds.

Whether you are an experienced investor or just starting out, Schwab Funds can help you achieve your financial goals. An investor should consider a fund’s investment objectives, risks, charges and expenses carefully before investing or sending money. This and other important information can be found in the fund’s prospectus. Please call 1-800-435-4000 for a prospectus and brochure for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.

Proxy Voting Policies, Procedures and Results

A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting Schwab’s website at www.schwab.com/schwabfunds, the SEC’s website at www.sec.gov, or by contacting Schwab Funds at 1-800-435-4000.

Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting Schwab’s website at www.schwab.com/schwabfunds or the SEC’s website at http://www.sec.gov.

The Schwab Funds Family®

Stock Funds
Schwab Premier Equity Fundtm
Schwab Core Equity Fundtm
Schwab Dividend Equity Fundtm
Schwab Large-Cap Growth Fundtm
Schwab Small-Cap Equity Fundtm
Schwab Hedged Equity Fundtm
Schwab Financial Services Fundtm
Schwab Health Care Fundtm
Schwab Fundamental US Large Company Index Fundtm
Schwab Fundamental US Small-Mid Company Index Fundtm
Schwab Fundamental International Large Company Index Fundtm
Schwab Fundamental International Small-Mid Company Index Fundtm
Schwab Fundamental Emerging Markets Index Fundtm
Schwab Global Real Estate Fundtm
Schwab Institutional Select® S&P 500 Fund
Schwab S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab International Index Fund®

Asset Allocation Funds
Schwab Viewpoints Fundtm
Schwab MarketTrack All Equity Portfoliotm
Schwab MarketTrack Growth Portfoliotm
Schwab MarketTrack Balanced Portfoliotm
Schwab MarketTrack Conservative Portfoliotm
Schwab Target 2010 Fund
Schwab Target 2015 Fund
Schwab Target 2020 Fund
Schwab Target 2025 Fund
Schwab Target 2030 Fund
Schwab Target 2035 Fund
Schwab Target 2040 Fund
Schwab Retirement Income Fund

Bond Funds
Schwab YieldPlus Fund®
Schwab Short-Term Bond Market Fundtm
Schwab® Premier Income Fund
Schwab Total Bond Market Fundtm
Schwab GNMA Fundtm
Schwab Inflation Protected Fundtm
Schwab Tax-Free YieldPlus Fundtm
Schwab Tax-Free Bond Fundtm
Schwab California Tax-Free YieldPlus Fundtm
Schwab California Tax-Free Bond Fundtm

Schwab Money Funds
Schwab offers an array of money market funds that seek high current income consistent with safety and liquidity.1 Choose from taxable or tax-advantaged alternatives. Many can be linked to your eligible Schwab account to “sweep” cash balances automatically, subject to availability, when you’re between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments®.

[1]	Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although they seek to preserve the value of your investment at $1 per share, it is possible to lose money

Investment Adviser
Charles Schwab Investment Management, Inc.
101 Montgomery Street, San Francisco, CA 94104
Funds
Schwab Funds®
P.O. Box 3812, Englewood, CO 80155–3812
This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.
© 2006 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC
Printed on recycled paper.
MFR13480-12

Schwab Tax-Free Bond Funds

Semiannual Report
February 29, 2008

Schwab Tax-Free
YieldPlus Fundtm

Schwab Tax-Free
Bond Fundtm

Schwab California
Tax-Free YieldPlus Fundtm

Schwab California
Tax-Free Bond Fundtm

Four smart, cost-effective ways investors can use
bonds in an asset allocation strategy.

Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).
Distributor and transfer agent: Charles Schwab & Co., Inc. (Schwab).

Performance at a Glance

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwab.com/schwabfunds.

Total Return for the Report Period

Schwab Tax-Free YieldPlus Fundtm (Ticker Symbol: SWYTX)	-1.38%

Benchmark: Lehman Brothers 1-Year Municipal Bond Index	2.89%
Fund Category: Morningstar Municipal National Short Bond	1.46%

Performance Details	pages 6-7

Schwab Tax-Free Bond Fundtm (Ticker Symbol: SWNTX)	-0.80%

Benchmark: Lehman Brothers 7-Year Municipal Bond Index	2.19%
Fund Category: Morningstar Municipal National Intermediate Bond	-0.07%

Performance Details	pages 8-9

Schwab California Tax-Free YieldPlus Fundtm (Ticker Symbol: SWYCX)*	-4.13%

Benchmark: Lehman Brothers 1-Year Municipal Bond Index	2.89%
Fund Category: Morningstar Municipal California Intermediate/Short Bond	-0.14%

Performance Details	pages 10-11

Schwab California Tax-Free Bond Fundtm (Ticker Symbol: SWCAX)	0.40%

Benchmark: Lehman Brothers 7-Year Municipal Bond Index	2.19%
Fund Category: Morningstar Municipal California Intermediate/Short Bond	-0.14%

Performance Details	pages 12-13

Minimum Initial Investment[1]	$ 100

All fund and index figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

Expenses may be partially absorbed by fund management. Without these reductions, the fund’s total return would have been lower. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

Source for category information: Morningstar, Inc.

*	Return for the report period presented in the table differs from the return in the Financial Highlights. This is a result of the calculation of the Financial Highlights return adhering to GAAP presentation.

[1]	Please see prospectus for further detail and eligibility requirements.

Schwab Tax-Free Bond Funds 1

From the Chairman

Charles Schwab
Chairman

Dear Shareholder,

Throughout my career I’ve been through many up and down markets, and I’ve always believed that sticking to time-tested principles of investing and a long-term strategy is the best way to endure short-term volatility and economic turbulence. The current turmoil in fixed income and equity markets is no exception.

For the past several months, the financial markets have been struggling to overcome problems that arose initially out of declining home prices and a collapse in the subprime mortgage market, along with larger economic issues including a drop in the value of the dollar globally, heightened risk of inflation, and the threat of recession.

Over the years, these intense market fluctuations have not been the norm, but it is during these periods that many investors can give up on investment fundamentals. Trying to time the market is both difficult and risky. Financial research has shown that a carefully constructed long-term investing plan can help moderate the effects of volatile markets and provide more reliable returns.

A good plan is built on sound, proven principles of investing, such as asset allocation and diversification. Spreading your money across different asset classes, such as stocks, bonds, mutual funds, and cash equivalents can be the most important factor in determining long-term performance and weathering the inevitable ups and downs of the market. In addition, seeking advice from your financial consultant or trusted investment advisor can also be an important part of making informed and smart decisions.

Here at Schwab, our goal is to help you reach your financial goals no matter what the market conditions may be. With funds and services backed by the guidance and support you need—whatever type of investor you are—we’ll do all we can to help you succeed.

Thank you for investing with us.

Sincerely,

2 Schwab Tax-Free Bond Funds

From the President

Randall W. Merk is President and CEO of Charles Schwab Investment Management, Inc. and the funds covered in this report. He joined the firm in 2002 and has held a variety of executive positions at Schwab.

Dear Shareholder,

The latter half of 2007 and the beginning of 2008 marked times of extreme volatility in many sectors of the economy. Credit quality and liquidity concerns that at first seemed contained to the subprime lending market have since resulted in myriad broad-market disruptions. Particularly, instability within mortgage and asset-backed fixed income markets combined with a continued fall in housing prices created extraordinarily tight lending conditions and a difficult investment environment.

During these times of market uncertainty, we encourage you to seek the guidance and advice of your Schwab financial consultant or your independent investment advisor to ensure that your portfolio allocations represent your goals and tolerance for risk. Our Schwab Fixed Income Specialists can be reached at 1-877-563-7818, while our Client Service Specialists are available at 1-800-435-4000.

Sincerely,

Schwab Tax-Free Bond Funds 3

The Investment Environment

Kimon Daifotis, CFA, a senior vice president and chief investment officer, fixed income, has overall responsibility for the management of the funds.

As overall U.S. economic growth slowed, disruptions in the financial markets over the last several months have proven to be some of the most dramatic in recent memory. Problems in housing and credit markets continued to weigh on investor confidence as illiquidity and credit quality concerns spread into the broader marketplace. Volatility within fixed income markets, particularly within non-U.S. Treasury securities, catalyzed by the perception of risk and mass selling of bonds, contributed to an increase in market pessimism and depressed security prices.

Leading economic indicators, such as Gross Domestic Product (GDP), employment, and consumer prices, revealed diminishing overall economic growth and several contracting sectors. Real GDP—the output of goods and services produced in the United States adjusted for inflation—grew at an annual rate of 0.6% in the fourth quarter of 2007, compared to a 4.9% increase in the third quarter. From December through the end of February, private sector employment declined by 141,000 jobs, while the unemployment rate rose above 5% during the reporting period. Consumer prices, including food and energy, rose by 3.9% in the fourth quarter. The rise in prices, coupled with job loss and diminished growth, acted to depress consumer confidence.

Over the last several months, the decline in the value of the U.S. dollar in conjunction with broad-spectrum increases in commodity prices contributed to concerns over inflation and the strength of the U.S. economy. Since peaking in early 2002, the U.S. dollar has declined in value by more than 40% relative to the Euro and 20% relative to broad trade-weighted currency indexes. While this decline has stimulated exports and curtailed imports, it has also worked to drive an increase in commodity prices. From January 2007 through the end of the period, commodity prices have increased more than 25% as measured by the Dow Jones-AIG Commodity Index, with gold and oil breaking $1,000 and $100 price thresholds, respectively, for the first time.

Housing and the subprime mortgage crisis were among the primary forces that contributed to broader market volatility and investor pessimism throughout the period. After many years of sustained growth, housing prices fell dramatically as supply began to outpace demand. Subprime borrowers, those with below average credit ratings, were disproportionately affected in the housing market correction. Although subprime adjustable rate mortgages accounted for just 6.8% of outstanding loans in the U.S., they represented 43% of foreclosures in the third quarter of 2007. With the increase in defaults on subprime loans, the prices of asset-backed and mortgage-backed securities in the market declined, despite the fact that subprime represented only a fraction of the sector.

In this environment, investors became increasingly risk adverse. Even securities that carried triple-A credit ratings declined in price. Seeking the safety of government-backed debt,

 Yields of Municipal Securities: Effective Yields of Five-Year and 30-Year Municipal Bonds

Yields, or interest rates, represent the cost of borrowing money. Rapid economic growth, waning investor interest in bonds, an increase in the issuance of bonds, or the expectation of higher inflation can drive rates up, while the opposite conditions can push rates down.

Data source: Bloomberg L.P.

4 Schwab Tax-Free Bond Funds

The Investment Environment continued

investors migrated to U.S. Treasuries. Correspondingly, prices of non-U.S. Treasury fixed income securities sank on depressed demand, while yields rose. As the housing crisis deepened and economic indicators pointed toward impending recession, pessimism and selling continued.

In the early part of 2008, the municipal bond market became volatile as demand for auction rate securities and variable rate demand notes, among others, decreased. Yields on short-term double-A rated debt rose substantially, while even long-term municipal bonds of the highest quality reached yields of 6%. As auctions failed and the ability to turnover short-term debt became uncertain, many institutions and hedge funds were forced to sell securities to meet certain portfolio requirements. This selling created more illiquidity in the market and drove demand down even further.

In response to mounting market volatility and illiquidity across the broader marketplace, the Federal Reserve initiated a number of market control mechanisms designed to bolster investor confidence. During the reporting period, the Fed cut interest rates from 5.25% to 3.00% attempting to restore liquidity to the market by making lending more attractive. Additionally, major banks and other lending institutions in the private sector took measures to shore up riskier portions of their portfolios and encourage stricter borrowing standards in order to prevent further defaults and credit downgrades.

 Yield Advantage of Munis over Treasurys: For Five-Year bonds; Tax Brackets Shown are the Highest Applicable

This chart shows how much more the average five-year muni yielded than the average five-year Treasury after federal (or combined California and federal) income tax.

Data source: Bloomberg L.P.

Nothing in this report represents a recommendation of a security by the investment adviser.

Manager views and portfolio holdings may have changed since the report date.

Schwab Tax-Free Bond Funds 5

Schwab Tax-Free YieldPlus Fundtm

Kimon Daifotis . CFA, a senior vice president and chief investment officer, fixed income, has day-to-day responsibility for the management of the fund.

John Shelton , CFA, portfolio manager, has day-to-day
co-responsibility for the management of the fund.

The Schwab Tax-Free YieldPlus Fund declined 1.38% during the period, underperforming the benchmark Lehman Brothers 1-Year Municipal Bond Index, which returned 2.89%. During the period, the fund continued to seek out securities with solid risk adjusted spreads and higher yields. Risk aversion and distressed selling in the fixed income market, combined with persistent volatility, impacted the fund as investors remained cautious of all non-Government securities irrespective of underlying credit quality. Under these conditions of extreme volatility U.S. Treasuries outperformed all other fixed income securities.

Toward the end of the period, forced selling in the municipal bond market as investors sought to maintain liquidity put pressure on municipal bond prices. Consequently, yield spreads between triple-A uninsured municipal bonds and single-A bonds widened during the reporting period. In addition, the demand for insured securities with weak underlying issuer ratings declined, as the threat of downgrades on major municipal bond insurance companies like MBIA, Inc. and AMBAC Financial Group, Inc., generated volatility and a heightened sense of risk.

The fund experienced a decline in net asset value (NAV) as market prices of securities in the fund, such as floating rate notes, were driven down by decreased demand and market dislocation.

As of 2/29/08:

 Portfolio Composition % of Investments

These tables show three different views of the fund’s portfolio: by type of security, credit quality of the security and remaining maturity.

By Security Type

Floating Rate Bonds	40.9%

Revenue Bonds	29.5%

Auction Rate Securities	16.9%

General Obligation Bonds	7.3%

Variable Rate Demand Notes	5.1%

Muni Special Tax	0.3%

By Credit Quality1

AAA	17.2%

AA	26.8%

A	36.9%

BBB	6.4%

Short-Term Ratings	10.7%

Unrated Securities	2.0%

Weighted Average

Credit Quality	AA

By Maturity

0 - 6 Months	60.8%

7-18 Months	11.4%

More than 18 Months	27.8%

Weighted Average Maturity	0.9 yrs
Weighted Average Effective

Duration	0.9 yrs

Portfolio holdings may have changed since the report date.

[1]	Based on ratings from Moody’s. Where Moody’s ratings are not available, Standard & Poor’s ratings are used. The fund may use different ratings provided by other ratings agencies for purposes of determining compliance with the fund’s investment policies.

6 Schwab Tax-Free Bond Funds

 Schwab Tax-Free YieldPlus Fundtm

Performance Summary as of 2/29/08

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwab.com/schwabfunds.

Performance of a Hypothetical
$10,000 Investment 1

 Average Annual Total Returns1,2,3

	6 Months	1 Year	3 Years	Since Inception

Fund: Schwab Tax-Free YieldPlus Fundtm (12/16/04)	-1.38%	-0.58%	1.57%	1.58%
Benchmark: Lehman Brothers 1-Year Municipal Bond Index	2.89%	4.67%	3.30%	3.10%
Fund Category: Morningstar Municipal National Short Bond	1.46%	2.61%	2.47%	2.30%

Fund Expense Ratios4: Net 0.49%; Gross 0.51%

 Style Assessment5

 Yields

30-Day SEC Yield[1]	3.88%

30-Day SEC Yield-No Waiver	3.87%

Taxable-Equivalent Yield[6]	5.97%

12-Month Distribution Yield[1,3]	3.73%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc.
[3]	Fund expenses may have been partially absorbed by CSIM and Schwab. Without these reductions, the total return may have been lower.
[4]	Per prospectus effective 11/15/07 , as amended 3/26/08. Net Expense: Expenses reduced by a contractual fee waiver. Gross Expense: Does not reflect the effect of contractual fee waivers.
[5]	Source: Morningstar, Inc. Interest rate sensitivity and credit quality are two main components of bond performance. The assessment reflects the fund’s portfolio as of 2/29/08 and is not a precise indication of risk or performance–past, present or future. Definitions of style assessments: Sensitivity (measured as duration): short, up to 3.5 years; Medium, more than 3.5 years to less than six years; Long, six years or greater. Credit quality: High, AA or better; Medium, A or BBB; Low, BB or lower.
[6]	This is the taxable-equivalent 30-day SEC yield for a hypothetical investor in the highest federal tax bracket (35.00%). Your tax rate may be different.

Schwab Tax-Free Bond Funds 7

Schwab Tax-Free Bond Fundtm

Kimon Daifotis . CFA, a senior vice president and chief investment officer, fixed income, has day-to-day responsibility for the management of the fund.

John Shelton , CFA, portfolio manager, has day-to-day
co-responsibility for the management of the fund.

The Schwab Tax-Free Bond Fund declined 0.80% during the period, underperforming the benchmark Lehman Brothers 7-Year Municipal Bond Index, which was up 2.19%. Risk aversion and distressed selling in the fixed income market, combined with persistent volatility, impacted the fund as investors remained cautious of all non-Government securities irrespective of underlying credit quality. Under these conditions of extreme volatility U.S. Treasuries outperformed all other fixed income securities.

Toward the end of the period, forced selling in the municipal bond market as investors sought to maintain liquidity put pressure on municipal bond prices. Consequently, yield spreads between triple-A uninsured municipal bonds and single-A bonds widened during the reporting period. In addition, the demand for insured securities with weak underlying issuer ratings declined as the threat of downgrades on major municipal bond insurance companies like MBIA, Inc. and AMBAC Financial Group, Inc., generated volatility and a heightened sense of risk.

As of 2/29/08:

 Portfolio Composition % of Investments

These tables show three different views of the fund’s portfolio: by type of security, credit quality of the security and remaining maturity.

By Security Type

Revenue Bonds	57.8%

General Obligation Bonds	21.2%

Auction Rate Securities	11.5%

Variable Rate Demand Notes	8.3%

Floating Rate Bonds	1.2%

By Credit Quality1

AAA	50.7%

AA	18.1%

A	18.2%

BBB	2.6%

Short-Term Ratings	8.2%

Unrated Securities	2.2%

Weighted Average

Credit Quality	AA

By Maturity

0-1 Year	20.8%

2-10 Years	27.2%

11-20 Years	44.5%

21-30 Years	7.5%

Weighted Average Maturity	6.7 yrs
Weighted Average Effective

Duration	5.7 yrs

Portfolio holdings may have changed since the report date.

[1]	Based on ratings from Moody’s. Where Moody’s ratings are not available, Standard & Poor’s ratings are used. The fund may use different ratings provided by other ratings agencies for purposes of determining compliance with the fund’s investment policies.

8 Schwab Tax-Free Bond Funds

 Schwab Tax-Free Bond Fundtm

Performance Summary as of 2/29/08

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwab.com/schwabfunds.

Performance of a Hypothetical
$10,000 Investment1

 Average Annual Total Returns1,2,3

	6 Months	1 Year	5 Years	10 Years

Fund: Schwab Tax-Free Bond Fundtm (9/11/92)	-0.80%	-2.41%	2.51%	4.06%
Benchmark: Lehman Brothers 7-Year Municipal Bond Index	2.19%	3.26%	3.43%	4.75%
Fund Category: Morningstar Municipal National Intermediate Bond	-0.07%	-0.41%	2.43%	3.80%

Fund Expense Ratios4: Net 0.49%; Gross 0.70%

 Style Assessment5

 Yields

30-Day SEC Yield[1,3]	4.62%

30-Day SEC Yield-No Waiver[1,6]	4.45%

Taxable-Equivalent Yield[7]	7.11%

12-Month Distribution Yield[1,3]	4.31%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc.
[3]	Fund expenses may have been partially absorbed by CSIM and Schwab. Without these reductions, the total return may have been lower.
[4]	Per prospectus effective 11/15/07, as amended 3/26/08. Net Expense: Expenses reduced by a contractual fee waiver. Gross Expense: Does not reflect the effect of contractual fee waivers.
[5]	Source: Morningstar, Inc. Interest rate sensitivity and credit quality are two main components of bond performance. The assessment reflects the fund’s portfolio as of 2/29/08 and is not a precise indication of risk or performance–past, present or future. Definitions of style assessments: Sensitivity (measured as duration): short, up to 3.5 years; Medium, more than 3.5 years to less than six years; Long, six years or greater. Credit quality: High, AA or better; Medium, A or BBB; Low, BB or lower.
[6]	Yield if fund expenses had not been partially absorbed by CSIM and Schwab.
[7]	This is the taxable-equivalent 30-day SEC yield for a hypothetical investor in the highest federal tax bracket (35.00%). Your tax rate may be different.

Schwab Tax-Free Bond Funds 9

Schwab California Tax-Free YieldPlus Fundtm

Kimon Daifotis . CFA, a senior vice president and chief investment officer, fixed income, has day-to-day responsibility for the management of the fund.

John Shelton , CFA, portfolio manager, has day-to-day
co-responsibility for the management of the fund.

The Schwab California Tax-Free YieldPlus Fund declined 4.13% during the period, underperforming the benchmark Lehman Brothers 1-Year Municipal Bond Index, which returned 2.89%. During the period, the fund continued to seek out securities with solid risk adjusted spreads and higher yields while emphasizing quality issuers. Risk aversion and distressed selling in the fixed income market, combined with persistent volatility, impacted the fund as investors remained cautious of all non-Government securities irrespective of underlying credit quality. Under these conditions of extreme volatility U.S. Treasuries outperformed all other fixed income securities.

Toward the end of the period, forced selling in the municipal bond market as investors sought to maintain liquidity put pressure on municipal bond prices. Consequently, yield spreads between triple-A uninsured municipal bonds and single-A bonds widened during the reporting period. In addition, the demand for insured securities with weak underlying issuer ratings declined as the threat of downgrades on major municipal bond insurance companies like MBIA, Inc. and AMBAC Financial Group, Inc., generated volatility and a heightened sense of risk.

The fund experienced a decline in net asset value (NAV) as market prices of securities in the fund, such as floating rate notes, were driven down by decreased demand and market dislocation.

As of 2/29/08:

 Portfolio Composition % of Investments

These tables show three different views of the fund’s portfolio: by type of security, credit quality of the security and remaining maturity.

By Security Type

Floating Rate Bonds	34.4%

Revenue Bonds	25.9%

General Obligation Bonds	13.6%

Variable Rate Demand Notes	12.2%

Auction Rate Securities	8.9%
Tax & Revenue Anticipation

Notes	4.2%

Muni Special Tax	0.8%

By Credit Quality1

AAA	35.3%

AA	22.4%

A	24.8%

BBB	3.7%

Short-Term Ratings	11.0%

Unrated Securities	2.8%

Weighted Average

Credit Quality	AA

By Maturity

0-6 Months	52.8%

7-18 Months	7.5%

19-30 Months	3.5%

More than 30 Months	36.2%

Weighted Average Maturity	2.5 yrs
Weighted Average Effective

Duration	1.1 yrs

Portfolio holdings may have changed since the report date.

[1]	Based on ratings from Moody’s. Where Moody’s ratings are not available, Standard & Poor’s ratings are used. The fund may use different ratings provided by other ratings agencies for purposes of determining compliance with the fund’s investment policies.

10 Schwab Tax-Free Bond Funds

 Schwab California Tax-Free YieldPlus Fundtm

Performance Summary as of 2/29/08

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwab.com/schwabfunds.

Performance of a Hypothetical
$10,000 Investment1

 Average Annual Total Returns1,2,3

	6 Months	1 Year	3 Years	Since Inception

Fund: Schwab California Tax-Free YieldPlus Fundtm (12/16/04)*	-4.13%	-3.58%	0.58%	0.61%
Benchmark: Lehman Brothers 1-Year Municipal Bond Index	2.89%	4.67%	3.30%	3.10%
Fund Category: Morningstar Municipal California Intermediate/Short Bond	-0.14%	-0.29%	1.96%	1.95%

Fund Expense Ratio4: 0.45%

 Style Assessment5

 Yields

30-Day SEC Yield[1]	3.94%

Taxable-Equivalent Yield[6]	6.76%

12-Month Distribution Yield[1]	3.71%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

*	Return for the report period presented in the table differs from the return in the Financial Highlights. This is a result of the calculation of the Financial Highlights return adhering to GAAP presentation.

[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc.
[3]	Fund expenses may have been partially absorbed by CSIM and Schwab. Without these reductions, the total return may have been lower.
[4]	Per prospectus effective 11/15/07, as amended 3/26/08.
[5]	Source: Morningstar, Inc. Interest rate sensitivity and credit quality are two main components of bond performance. The assessment reflects the fund’s portfolio as of 2/29/08 and is not a precise indication of risk or performance–past, present or future. Definitions of style assessments: Sensitivity (measured as duration): short, up to 3.5 years; Medium, more than 3.5 years to less than six years; Long, six years or greater. Credit quality: High, AA or better; Medium, A or BBB; Low, BB or lower.
[6]	This is the taxable-equivalent 30-day SEC yield for a hypothetical investor in the highest combined federal and California tax bracket (41.70%).

Schwab Tax-Free Bond Funds 11

Schwab California Tax-Free Bond Fundtm

Kimon Daifotis . CFA, a senior vice president and chief investment officer, fixed income, has day-to-day responsibility for the management of the fund.

John Shelton , CFA, portfolio manager, has day-to-day co-responsibility for the management of the fund.

The Schwab California Tax-Free Bond Fund returned 0.40% during the period, underperforming the benchmark Lehman Brothers 7-Year Municipal Bond Index, which gained 2.19%. Risk aversion and distressed selling in the fixed income market, combined with persistent volatility, impacted the fund as investors remained cautious of all non-Government securities irrespective of underlying credit quality. Under these conditions of extreme volatility U.S. Treasuries outperformed all other fixed income securities.

Toward the end of the period, forced selling in the municipal bond market as investors sought to maintain liquidity put pressure on municipal bond prices. Consequently, yield spreads between triple-A uninsured municipal bonds and single-A bonds widened during the reporting period. In addition, the demand for insured securities with weak underlying issuer ratings declined as the threat of downgrades on major municipal bond insurance companies like MBIA, Inc. and AMBAC Financial Group, Inc., generated volatility and a heightened sense of risk.

As of 2/29/08:

 Portfolio Composition % of Investments

These tables show three different views of the fund’s portfolio: by type of security, credit quality of the security and remaining maturity.

By Security Type

Revenue Bonds	67.8%

Variable Rate Demand Notes	15.1%

General Obligation Bonds	9.9%

Muni Special Tax	4.7%

Auction Rate Securities	2.5%

By Credit Quality1

AAA	44.9%

AA	5.9%

A	31.7%

BBB	5.9%

Short-Term Ratings	9.3%

Unrated Securities	2.3%

Weighted Average

Credit Quality	AA

By Maturity

0-1 Year	17.4%

2-10 Years	19.3%

11-20 Years	48.2%

21-30 Years	15.1%

Weighted Average Maturity	7.2 yrs
Weighted Average Effective

Duration	5.3 yrs

Portfolio holdings may have changed since the report date.

[1]	Based on ratings from Moody’s. Where Moody’s ratings are not available, Standard & Poor’s ratings are used. The fund may use different ratings provided by other ratings agencies for purposes of determining compliance with the fund’s investment policies.

12 Schwab Tax-Free Bond Funds

 Schwab California Tax-Free Bond Fundtm

Performance Summary as of 2/29/08

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwab.com/schwabfunds.

Performance of a Hypothetical
$10,000 Investment1

 Average Annual Total Returns1,2,3

	6 Months	1 Year	5 Years	10 Years

Fund: Schwab California Tax-Free Bond Fundtm (2/24/92)	0.40%	-0.64%	3.25%	4.38%
Benchmark: Lehman Brothers 7-Year Municipal Bond Index	2.19%	3.26%	3.43%	4.75%
Fund Category: Morningstar Municipal California Intermediate/Short Bond	-0.14%	-0.29%	2.25%	3.72%

Fund Expense Ratios4: Net 0.49%; Gross 0.61%

 Style Assessment5

 Yields

30-Day SEC Yield[1,3]	4.51%

30-Day SEC Yield-No Waiver[1,6]	4.41%

Taxable-Equivalent Yield[7]	7.74%

12-Month Distribution Yield[1,3]	4.31%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc.
[3]	Fund expenses may have been partially absorbed by CSIM and Schwab. Without these reductions, the total return may have been lower.
[4]	Per prospectus effective 11/15/07, as amended 3/26/08. Net Expense: Expenses reduced by a contractual fee waiver. Gross Expense: Does not reflect the effect of contractual fee waivers.
[5]	Source: Morningstar, Inc. Interest rate sensitivity and credit quality are two main components of bond performance. The assessment reflects the fund’s portfolio as of 2/29/08 and is not a precise indication of risk or performance–past, present or future. Definitions of style assessments: Sensitivity (measured as duration): short, up to 3.5 years; Medium, more than 3.5 years to less than six years; Long, six years or greater. Credit quality: High, AA or better; Medium, A or BBB; Low, BB or lower.
[6]	Yield if fund expenses had not been partially absorbed by CSIM and Schwab.
[7]	This is the taxable-equivalent 30-day SEC yield for a hypothetical investor in the highest combined federal and California tax bracket (41.70%).

Schwab Tax-Free Bond Funds 13

Fund Expenses (Unaudited)

 Examples for a $1,000 Investment

As a fund shareholder, you incur two types of costs: transaction costs, such as redemption fees; and, ongoing costs, such as management fees, transfer agent and shareholder services fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six-months beginning September 1, 2007 and held through February 29, 2008.

Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund or share class under the heading entitled “Expenses Paid During Period”.

Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s or share class’ actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

			Ending
		Beginning	Account Value	Expenses Paid
	Expense Ratio[1]	Account Value	(Net of Expenses)	During Period[2]
	(Annualized)	at 9/1/07	at 2/29/08	9/1/07 - 2/29/08

Schwab Tax-Free YieldPlus Fundtm
Actual Return	0.49%	$1,000	$986.20	$2.42
Hypothetical 5% Return	0.49%	$1,000	$1,022.43	$2.46

Schwab Tax-Free Bond Fundtm
Actual Return	0.47%	$1,000	$992.00	$2.33
Hypothetical 5% Return	0.47%	$1,000	$1,022.53	$2.36

Schwab California Tax-Free YieldPlus Fundtm
Actual Return	0.45%	$1,000	$957.60	$2.19
Hypothetical 5% Return	0.45%	$1,000	$1,022.63	$2.26

Schwab California Tax-Free Bond Fundtm
Actual Return	0.48%	$1,000	$1,004.03	$2.39
Hypothetical 5% Return	0.48%	$1,000	$1,022.48	$2.41

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in Financial Highlights.

[2]	Expenses for each fund or share class are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 182 days of the period, and divided by 366 days of the fiscal year.

14 Schwab Tax-Free Bond Funds

Schwab Tax-Free YieldPlus Fundtm

Financial Statements

Financial Highlights

	9/1/07-		9/1/06-	9/1/05-	12/16/04[2]-
	2/29/08*		8/31/07[1]	8/31/06	8/31/05

Per Share Data ($)

Net asset value at beginning of period	9.87		9.96	9.97	10.00

Income (loss) from investment operations:
Net investment income (loss)	0.19		0.33	0.28	0.16
Net realized and unrealized gains (losses)	(0.32)		(0.09)	(0.01)	(0.03)

Total from investment operations	(0.13)		0.24	0.27	0.13
Less distributions:
Distributions from net investment income	(0.19)		(0.33)	(0.28)	(0.16)

Net asset value at end of period	9.55		9.87	9.96	9.97

Total return (%)	(1.38)[3]		2.45	2.73	1.31	[3]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.49	[4]	0.49	0.49	0.28	[4]
Gross operating expenses	0.49	[4]	0.51	0.53	0.54	[4]
Net investment income (loss)	3.88	[4]	3.34	2.81	2.33	[4]
Portfolio turnover rate	28	[3]	45	55	18	[3]
Net asset, end of period ($ x 1,000,000)	417		654	489	435

* Unaudited.
1 Effective on August 6, 2007, all outstanding Investor Shares were converted into Select Shares. The figures in the Financial Highlights reflect only the remaining share class.
2 Commencement of operations.
3 Not annualized.
4 Annualized.

See financial notes 15

 Schwab Tax-Free YieldPlus Fund

Portfolio Holdings as of February 29, 2008 (Unaudited)

This section shows all the securities in the fund’s portfolio and their value as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwab.com/schwabfunds.

For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued) and the maturity date shown is the stated legal maturity. For variable-rate obligations, the rate shown is the rate as of the report date, and the maturity date shown is the next interest rate change date.

		Cost	Value
Holdings by Category		($ x 1,000)	($ x 1,000)

38.7%	Fixed-Rate Obligations	160,611	161,290
60.4%	Variable-Rate Obligations	271,887	251,623

99.1%	Total Investments	432,498	412,913
0.9%	Other Assets and Liabilities		3,885

100.0%	Net Assets		416,798

Issuer
Project		Maturity		Face Amount	Value
Type of Security, Series	Rate	Date		($ x 1,000)	($ x 1,000)

Fixed-Rate Obligations 38.7% of net assets

ALABAMA 0.9%
Birmingham Special Care Facilities Finance Auth
RB (Baptist Health System) Series 2005A	5.00%	11/15/09		1,565	1,576
Health Care Auth for Baptist Health
Bonds Series 2006D	5.00%	11/15/11		1,600	1,657
Mobile IDB
Pollution Control Refunding RB (International Paper Co.) Series 1994A	4.65%	12/01/11		600	600

					3,833

ARKANSAS 0.9%
Fort Smith
Sales & Use Tax Refunding & Improvement Bonds Series 2006	4.00%	09/01/14	(a)	3,310	3,329
Sales & Use Tax Refunding & Improvement Bonds Series 2006	3.95%	09/01/15	(a)	480	476

					3,805

CALIFORNIA 0.3%
Imperial Redevelopment Agency
Subordinate Tax Allocation Notes Series 2006	4.50%	12/01/08	(a)	1,300	1,320

FLORIDA 3.6%
Citizens Property Insurance Corp
High-Risk Account Sr Secured Refunding Bonds Series 2007A	5.00%	03/01/10	(a)	5,000	5,157
East Homestead Community Development District
Special Assessment RB Series 2006B	5.00%	05/01/11		680	636
Florida Hurricane Catastrophe Fund Finance Corp
RB Series 2006A	5.00%	07/01/09		5,000	5,135

16 See financial notes

 Schwab Tax-Free YieldPlus Fund

Portfolio Holdings (Unaudited) continued

Issuer
Project		Maturity		Face Amount	Value
Type of Security, Series	Rate	Date		($ x 1,000)	($ x 1,000)

Highlands Cnty Health Facilities Auth
Hospital RB (Adventist Health System/Sunbelt Obligated Group) Series 2005I	5.00%	11/16/09		3,150	3,244
Hospital Refunding RB (Adventist Health System/Sunbelt Obligated Group) Series 2005A	5.00%	11/15/09		250	257
Hospital Refunding RB (Adventist Health System/Sunbelt Obligated Group) Series 2005B	5.00%	11/15/09		500	514

					14,943

ILLINOIS 0.5%
Illinois Educational Facilities Auth
RB (The Univ of Chicago) Series 1998B	4.05%	07/01/09		2,000	2,029

INDIANA 0.9%
Indiana Health & Educational Facility Financing Auth
Hospital Refunding RB (Clarion Health Obligated Group) Series 2006B	5.00%	02/15/09		720	735
Seymour
Economic Development Refunding RB (Union Camp Corp) Series 1992	6.25%	07/01/12		2,670	2,851

					3,586

IOWA 0.4%
Iowa Finance Auth
Health Facilities Development Refunding RB (Care Initiatives) Series 2006A	5.25%	07/01/10		1,450	1,470

LOUISIANA 1.5%
Louisiana
GO Match Bonds Series 2006B	5.00%	07/15/11	(a)	2,000	2,103
GO Refunding Bonds Series 1998A	5.25%	04/15/09	(a)	4,000	4,052

					6,155

MASSACHUSETTS 0.5%
Massachusetts Development Finance Agency
RB (Linden Ponds Inc Facility) Series 2007A	5.00%	11/15/10		1,000	1,009
RB (Linden Ponds Inc Facility) Series 2007A	5.13%	11/15/12		1,150	1,155

					2,164

MICHIGAN 1.3%
Detroit
Sewage Disposal System Second Lien RB Series 2001D2	5.50%	01/01/12	(a)	5,000	5,342

MISSISSIPPI 0.1%
Mississippi Hospital Equipment & Facilities Auth
RB (Mississippi Baptist Health Systems Inc) Series 2007A	5.00%	08/15/09		500	512

See financial notes 17

 Schwab Tax-Free YieldPlus Fund

Portfolio Holdings (Unaudited) continued

Issuer
Project		Maturity		Face Amount	Value
Type of Security, Series	Rate	Date		($ x 1,000)	($ x 1,000)

MISSOURI 2.3%
Bi-State Development Agency of the Missouri-Illinois Metropolitan District
Subordinate Mass Transit Sales Tax Appropriation Bonds (Metrolink Cross Cnty Extension) Series 2005A	3.95%	10/01/09	(a)	3,000	3,041
Kansas City International Airport
General Improvement Refunding RB Series 2005H	5.00%	09/01/08		6,480	6,544

					9,585

NEVADA 1.4%
Clark Cnty Special Improvement District No.121
Subordinate Local Improvement Refunding Bonds (Southern Highlands Area) Series 2006B	4.35%	12/01/09		460	454
Subordinate Local Improvement Refunding Bonds (Southern Highlands Area) Series 2006B	4.50%	12/01/10		480	472
Subordinate Local Improvement Refunding Bonds (Southern Highlands Area) Series 2006B	4.60%	12/01/11		245	239
Henderson
Health Facility RB (Catholic Healthcare West) Series 2007B	4.00%	07/01/12		2,000	1,986
Henderson Local Improvement District No. T-18
Limited Obligation Improvement (Inspirada) Bonds	4.60%	09/01/11		2,025	1,914
North Las Vegas Special Improvement District No. 60
Subordinate Local Improvement Refunding Bonds (Aliante) Series 2006B	4.15%	12/01/08		590	587
Subordinate Local Improvement Refunding Bonds (Aliante) Series 2006B	4.35%	12/01/09		305	301

					5,953

NEW JERSEY 0.3%
New Jersey Economic Development Auth
School Facilities Construction Bonds Series 2005O	3.25%	03/01/08		1,100	1,100

NEW MEXICO 1.2%
Farmington
Pollution Control Refunding RB (Southern California Edison Co.-Four Corners) Series 2005A	3.55%	04/01/10	(a)	4,850	4,826

NEW YORK 6.6%
Buffalo & Fort Erie Public Bridge Auth
Toll Bridge System Refunding RB Bonds Series 2005	4.00%	07/01/10	(a)	5,000	5,119
Metropolitan Transportation Auth
Commuter Facilities Service Contract Bonds Series 1997-3	7.38%	07/01/08		505	513
New York State Dormitory Auth
Mortgage Hospital RB (The New York & Presbyterian Hospital) Series 1998	4.75%	08/01/16	(a)	7,000	7,082
RB (State Univ Educational Facilities) Series 1990C	7.38%	05/15/10		1,280	1,341
Third General Resolution RB (State Univ Educational Facilities) Series 2002B	5.25%	05/15/12	(a)	5,000	5,274
Troy IDA
Civic Facility RB (Rensselaer Polytechnic Institute) Series 2002E	4.05%	09/01/11		8,000	8,165

					27,494

18 See financial notes

 Schwab Tax-Free YieldPlus Fund

Portfolio Holdings (Unaudited) continued

Issuer
Project		Maturity		Face Amount	Value
Type of Security, Series	Rate	Date		($ x 1,000)	($ x 1,000)

NORTH CAROLINA 0.2%
North Carolina Medical Care Commission
RB (Carolina Medicorp) Series 1996	5.13%	05/01/16		1,000	1,001

NORTH DAKOTA 0.4%
Ward Cnty
Health Care Facilities RB (Trinity Obligated Group) Series 2006	5.00%	07/01/09		465	470
Health Care Facilities RB (Trinity Obligated Group) Series 2006	5.00%	07/01/11		1,000	1,015

					1,485

OHIO 2.4%
American Municipal Power-Ohio, Inc
Electricity Purchase RB (2007A Prepayment Issue)	5.00%	02/01/11	(a)	10,000	10,216

OREGON 0.1%
Forest Grove
Student Housing RB (Oak Tree Foundation) Series 2007	5.00%	03/01/14	(c)	465	450

PENNSYLVANIA 1.7%
Harrisburg Auth
Refunding RB Series 1998A	5.00%	09/01/21	(a)	7,055	7,131

TENNESSEE 1.2%
Tennessee Energy Acquisition Corp
Gas Project RB Series 2006A	5.00%	09/01/09	(a)	5,000	5,093

TEXAS 6.6%
Brazos River Auth
Refunding RB (Houston Industries) Series 1998A	5.13%	05/01/19	(a)	1,750	1,769
Corpus Christi ISD
Unlimited Tax Refunding Bonds Series 2005	5.00%	08/15/12	(a)	2,110	2,114
Harris Cnty Health Facilities Development Corp
Hospital RB (Memorial Hermann Hospital System) Series 1998	5.25%	06/01/27	(a)	2,200	2,184
North East ISD
Unlimited Tax School Building Bonds Series 2007A	0.00%	08/01/09	(a)	1,500	1,441
North Texas Tollway Auth
BAN Series 2007	4.13%	11/19/08		15,000	15,157
Dallas North Tollway System Refunding RB Series 2003B	5.00%	07/01/08	(a)	3,000	3,016
Tarrant Cnty Cultural Education Facilities Finance Corp
RB (Buckner Retirement Services Inc) Series 2007	5.00%	11/15/08		745	756
Tomball Hospital Auth
Refunding RB Series 2005	5.00%	07/01/09		1,205	1,213

					27,650

WASHINGTON 3.4%
Energy Northwest
Electric Refunding RB (Project 1) Series 2006A	5.00%	07/01/11		5,000	5,285

See financial notes 19

 Schwab Tax-Free YieldPlus Fund

Portfolio Holdings (Unaudited) continued

Issuer
Project		Maturity		Face Amount	Value
Type of Security, Series	Rate	Date		($ x 1,000)	($ x 1,000)

King Cnty
Limited Tax GO Bonds (Baseball Stadium) Series 1997D	5.60%	12/01/09		6,710	6,859
Washington Higher Education Facilities Auth
Refunding RB (The Univ of Puget Sound) Series 2006A	5.00%	04/01/08	(a)	2,000	2,003

					14,147

Total Fixed-Rate Obligations (Cost $160,611)					161,290

Variable-Rate Obligations 60.4% of net assets

ARIZONA 6.4%
Arizona Health Facilities Auth
Hospital RB (Phoenix Children’s Hospital) Series 2007A	4.16%	03/06/08		20,500	19,891
Maricopa Cnty IDA
M/F Housing RB (AHF Affordable Housing Portfolio) Series 2003B	4.15%	04/03/08	(c)	6,755	6,674

					26,565

CALIFORNIA 3.3%
California Statewide Communities Development Auth
COP (Eskaton Properties Inc)	9.75%	03/06/08	(a)	3,900	3,900
East Bay Municipal Utility District
Water System Subordinated Refunding RB Series 2005B3	10.86%	03/05/08	(a)(b)	10,000	10,000

					13,900

FLORIDA 12.5%
Alachua Cnty Health Facilities Auth
Refunding RB (Shands HealthCare) Series 2007B	2.93%	06/03/08		10,210	7,599
Capital Trust Agency
RB (Atlantic Housing Foundation Properties) Sr Series 2005A	6.00%	03/04/08		17,240	17,240
Gulf Breeze
Capital Funding RB Series 1997A	8.68%	03/04/08	(a)	5,095	5,095
Orange Cnty Health Facilities Auth
Hospital RB (Orlando Regional Healthcare System) Series 1999A	6.50%	03/06/08	(a)	11,025	11,025
Sunshine State Government Financing Commission
RB Series 1986	12.00%	03/03/08	(a)(b)	11,000	11,000

					51,959

MASSACHUSETTS 3.3%
Massachusetts
GO Refunding Bonds Series 2006C	4.97%	03/01/08	(a)	10,395	10,247
Massachusetts Health & Educational Facilities Auth
RB (New England Medical Center Hospitals) Series G2	4.35%	07/01/08	(a)	3,400	3,400

					13,647

MICHIGAN 1.0%
Detroit Sewage Disposal System
Sr Lien Refunding RB Series 2006D	3.77%	04/01/08	(a)	4,890	4,084

20 See financial notes

 Schwab Tax-Free YieldPlus Fund

Portfolio Holdings (Unaudited) continued

Issuer
Project		Maturity		Face Amount	Value
Type of Security, Series	Rate	Date		($ x 1,000)	($ x 1,000)

MISSISSIPPI 3.4%
Mississippi Business Finance Corp
Gulf Opportunity Zone Bonds (Coast Electric Power Association) Series 2007C	6.50%	03/14/08	(a)	5,000	5,000
Gulf Opportunity Zone Bonds (South Mississippi Electric Power Association) Series 2007A	7.80%	03/07/08	(a)(c)	9,075	9,075

					14,075

MISSOURI 0.2%
Missouri Health & Educational Facilities Auth
Educational Facilities RB (Saint Louis Univ) Series 2006A	6.35%	03/03/08	(a)(b)	1,000	1,000

NEBRASKA 2.5%
Central Plains Energy Project
Gas Project RB (Project No. 1) Series 2007B	2.37%	06/01/08	(a)	2,000	1,943
Gas Project RB (Project No. 1) Series 2007B	2.71%	06/01/08	(a)	10,000	8,276

					10,219

NEW JERSEY 1.5%
New Jersey Health Care Facilities Financing Auth
RB (Catholic Health East) Series 2007E	2.85%	05/15/08		7,960	6,181

NEW YORK 3.5%
New York City IDA
Pilot RB (Yankee Stadium) Series 2006	4.87%	03/01/08	(a)	15,360	14,657

OKLAHOMA 1.9%
Tulsa Cnty Industrial Auth
M/F Housing RB (AHF Affordable Housing Portfolio) Series 2003B	4.87%	03/06/08	(c)	8,000	7,884

PENNSYLVANIA 4.3%
Allegheny Cnty Hospital Development Auth
RB (Univ of Pittsburgh Medical Center) Series 2007A1	2.99%	05/01/08		5,000	3,913
Lehigh Cnty General Purpose Auth
Hospital RB (Saint Luke’s Hospital of Bethlehem) Series 2007	4.18%	05/15/08		9,965	7,149
Sayre Health Care Facilities Auth
RB (Guthrie Health) Series 2007	4.21%	03/01/08		8,500	7,010

					18,072

SOUTH CAROLINA 2.4%
South Carolina Jobs Economic Development Auth
Hospital Improvement RB (Palmetto Health) Series 2007	3.92%	03/06/08		10,000	10,000

TENNESSEE 1.7%
Shelby Cnty Health, Educational & Housing Facilities Board
RB (Baptist Memorial Health Care) Series 2004A	5.00%	10/01/08		7,000	7,017

See financial notes 21

 Schwab Tax-Free YieldPlus Fund

Portfolio Holdings (Unaudited) continued

Issuer
Project		Maturity		Face Amount	Value
Type of Security, Series	Rate	Date		($ x 1,000)	($ x 1,000)

TEXAS 12.2%
Texas Municipal Gas Acquisition & Supply Corp I
Gas Supply RB Sr Lien Series 2006B	3.67%	03/15/08	(a)	14,815	14,424
Gas Supply RB Sr Lien Series 2006B	3.89%	03/15/08	(a)	2,000	1,677
Gas Supply RB Sr Lien Series 2006B	4.04%	03/15/08	(a)	15,000	11,036
Texas Municipal Gas Acquisition & Supply Corp II
Gas Supply RB Series 2007B	3.71%	03/06/08	(a)	25,000	23,826

					50,963

WASHINGTON 0.3%
Washington Public Power Supply System
Refunding RB (Nuclear Project No.1) Series 1993A	4.00%	07/01/08	(a)	1,400	1,400

Total Variable-Rate Obligations (Cost $271,887)					251,623

End of Investments.

(All dollar amounts are x 1,000)

At 02/29/08, the tax basis cost of the fund’s investments was $432,391 and the unrealized appreciation and depreciation were $1,093 and ($20,571), respectively, with a net unrealized depreciation of ($19,478).

(a)	Credit-enhanced security.
(b)	Liquidity-enhanced security.
(c)	Illiquid security. At the period end, the value of these amounted to $24,083 or 5.8% of net assets.

BAN	— Bond anticipation note
COP	— Certificate of participation
GO	— General obligation
HFA	— Housing finance agency
IDA	— Industrial development authority
IDB	— Industrial development board
ISD	— Independent school district
M/F	— Multi-family
RB	— Revenue bond
SD	— School district
TAN	— Tax anticipation note

22 See financial notes

 Schwab Tax-Free YieldPlus Fund

Statement of
Assets and Liabilities

As of February 29, 2008; unaudited. All numbers x 1,000 except NAV.

Assets
Investments, at value (cost $432,498)		$412,913
Cash		824
Receivables:
Investments sold		1,580
Interest		3,815
Fund shares sold		90
Prepaid expenses	+	2

Total assets		419,224

Liabilities
Payables:
Investment adviser and administrator fees		12
Transfer agent and shareholder services fees		4
Fund shares redeemed		1,986
Distributions to shareholders		357
Accrued expenses	+	67

Total liabilities		2,426

Net Assets
Total assets		419,224
Total liabilities	−	2,426

Net assets		$416,798
Net Assets by Source
Capital received from investors		441,475
Net investment income not yet distributed		65
Net realized capital losses		(5,157)
Net unrealized capital losses		(19,585)

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV

$416,798		43,648		$9.55

See financial notes 23

 Schwab Tax-Free YieldPlus Fund

Statement of
Operations
For September 1, 2007 through February 29, 2008; unaudited. All numbers are x 1,000.

Investment Income
Interest		$12,546

Net Realized Gains and Losses
Net realized losses on investments		(3,738)

Net Unrealized Gains and Losses
Net unrealized losses on investments		(13,664)

Expenses
Investment adviser and administrator fees		988
Transfer agent and shareholder service fees:		288
Registration fees		52
Portfolio accounting fees		28
Professional fees		19
Shareholder reports		15
Custodian fees		9
Trustees’ fees		7
Interest expense		2
Other expenses	+	3

Total expenses		1,411
Custody credits	−	10
Expense reduction by adviser and Schwab	−	5

Net expenses		1,396

Increase (Decrease) in Net Assets from Operations
Total investment income		12,546
Net expenses	−	1,396

Net investment income		11,150
Net realized losses		(3,738)
Net unrealized losses	+	(13,664)

Decrease in net assets from operations		($6,252)

24 See financial notes

 Schwab Tax-Free YieldPlus Fund

Statement of
Changes in Net Assets
For the current and prior report periods. All numbers are x 1,000.
Figures for current period are unaudited.

Operations

		9/1/07-2/29/08	9/1/06-8/31/07
Net investment income		$11,150	$19,033
Net realized losses		(3,738)	(1,250)
Net unrealized losses	+	(13,664)	(4,928)

Increase (Decrease) in net assets from operations		(6,252)	12,855

Distributions to shareholders[1]

Distribution from net investment income
Investor Shares		−	728
Select Shares		11,083	18,289

Total distributions from net investment income		$11,083	$19,017

Transactions in Fund Shares[1]

		9/1/07-2/29/08		9/1/06-8/31/07
		SHARES	VALUE	SHARES	VALUE

Shares Sold
Investor Shares		−	$−	1,612	$16,047
Select Shares	+	14,343	140,802	75,266	774,721

Total shares sold		14,343	$140,802	76,878	$790,768

Shares Reinvested
Investor Shares		−	$−	57	$571
Select Shares	+	812	7,917	1,393	13,856

Total shares reinvested		812	$7,917	1,450	$14,427

Shares Redeemed
Investor Shares		−	$−	(4,074)	($40,680)
Select Shares	+	(37,769)	(368,801)	(59,428)	(616,692)

Total shares redeemed		(37,769)	($368,801)	(63,502)	($657,372)

Net transactions in fund shares		(22,614)	($220,082)	14,826	$147,823

Shares Outstanding and Net Assets

		9/1/07-2/29/08		9/1/06-8/31/07
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		66,262	$654,215	51,436	$512,554
Total increase (decrease)	+	(22,614)	(237,417)	14,826	141,661

End of period		43,648	$416,798	66,262	$654,215

Net investment income not yet distributed / Distributions in excess of net investment income			$65		($2)

1 Effective on August 6, 2007, all outstanding Investor Shares (2,576 shares valued at $25,765) were converted into Select Shares.

See financial notes 25

Schwab Tax-Free Bond Fundtm

Financial Statements

Financial Highlights

	9/1/07-		9/1/06-	9/1/05-	9/1/04-	9/1/03-	9/1/02-
	2/29/08*		8/31/07	8/31/06	8/31/05	8/31/04	8/31/03

Per-Share Data ($)

Net asset value at beginning of period	10.75		11.10	11.25	11.33	11.04	11.05

Income (Loss) from investment operations:
Net investment income (loss)	0.23		0.44	0.44	0.45	0.45	0.45
Net realized and unrealized gains (losses)	(0.31)		(0.35)	(0.15)	(0.08)	0.29	(0.01)

Total from investment operations	(0.08)		0.09	0.29	0.37	0.74	0.44
Less distributions:
Distributions from net investment income	(0.23)		(0.44)	(0.44)	(0.45)	0.45	(0.45)

Net asset value at end of period	10.44		10.75	11.10	11.25	11.33	11.04

Total return (%)	(0.80)[1]		0.82	2.70	3.29	6.77	4.01

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.47	[2,3]	0.59	0.65	0.65	0.65	0.62
Gross operating expenses	0.68	[2]	0.70	0.69	0.66	0.66	0.65
Net investment income (loss)	4.24	[2]	4.03	4.01	3.98	4.00	4.06
Portfolio turnover rate	34	[1]	29	23	1	10	22
Net assets, end of period ($ x 1,000,000)	95		93	92	93	83	81

* Unaudited.
1 Not annualized.
2 Annualized.
3 The ratio of net operating expenses would have been 0.49% if custody credits had not been included.

26 See financial notes

 Schwab Tax-Free Bond Fund

Portfolio Holdings as of February 29, 2008 (Unaudited)

This section shows all the securities in the fund’s portfolio and their value as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwab.com/schwabfunds.

For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued) and the maturity date shown is the stated legal maturity. For variable-rate obligations, the rate shown is the rate as of the report date, and the maturity date shown is the next interest rate change date.

		Cost	Value
Holdings by Category		($ x 1,000)	($ x 1,000)

75.8%	Fixed-Rate Obligations	74,028	72,118
19.9%	Variable-Rate Obligations	18,929	18,904

95.7%	Total Investments	92,957	91,022
4.3%	Other Assets and Liabilities		4,128

100.0%	Net Assets		95,150

Issuer
Project		Maturity		Face Amount	Value
Type of Security, Series	Rate	Date		($ x 1,000)	($ x 1,000)

Fixed-Rate Obligations 75.8% of net assets

CALIFORNIA 8.0%
California
GO Refunding Bonds	5.00%	09/01/20		2,000	2,004
California State Public Works Board
Lease Refunding RB (Dept of Health Services-Richmond Laboratory) Series 2005K	5.00%	11/01/24		2,000	1,874
Los Angeles Municipal Improvement Corp
Lease RB (Police Headquarters Facilities) Series 2006A	4.75%	01/01/31	(a)	2,000	1,758
Oak Valley Hospital District
GO Bonds (Election of 2004) Series 2005	5.00%	07/01/29	(a)	2,065	1,959

					7,595

COLORADO 2.3%
Colorado Dept of Transportation
RAN Series 2002B	5.50%	06/15/15	(a)	2,000	2,198

DISTRICT OF COLUMBIA 2.2%
District of Columbia
COP Series 2003	5.50%	01/01/17	(a)	2,000	2,109

GEORGIA 6.3%
Atlanta
Public Improvement GO Bonds Series 2008A	5.00%	12/01/20	(a)	3,665	3,790
Fulton Cnty Development Auth
RB (Tuff Morehouse) Series 2002A	5.50%	02/01/22	(a)	2,180	2,232

					6,022

See financial notes 27

 Schwab Tax-Free Bond Fund

Portfolio Holdings (Unaudited) continued

Issuer
Project		Maturity		Face Amount	Value
Type of Security, Series	Rate	Date		($ x 1,000)	($ x 1,000)

ILLINOIS 4.5%
Chicago
General Airport Third Lien RB (Chicago O’Hare International Airport) Series 2005A	5.00%	01/01/29	(a)	2,000	1,856
Illinois Health Facilities Auth
RB (Centegra Health System) Series 1998	5.25%	09/01/24		2,500	2,430

					4,286

INDIANA 1.1%
Marion Cnty Convention & Recreational Facilities Auth
Excise Taxes Lease Refunding Sr RB Series 2001A	5.00%	06/01/21	(a)	1,000	1,007

KENTUCKY 1.1%
Jefferson Cnty
Health Facilities RB (Univ Medical Center) Series 1997	5.25%	07/01/22	(a)	1,000	1,012

LOUISIANA 1.9%
Louisiana Citizens Property Insurance Corp
Assessment RB Series 2006B	5.00%	06/01/23	(a)	2,000	1,799

MARYLAND 0.2%
Maryland Housing & Community Development Dept
RB Series 1996A	5.88%	07/01/16		170	170

MASSACHUSETTS 3.2%
Massachusetts Bay Transportation Auth
Sr Sales Tax Bonds Series 2005B	5.50%	07/01/23	(a)	2,000	2,093
Massachusetts Development Finance Agency
RB (Linden Ponds Inc Facility) Series 2007A	5.25%	11/15/15		1,000	986

					3,079

MICHIGAN 5.1%
Delta Cnty Economic Development Corp
Environmental Improvement Refunding RB (MeadWestvaco-Escanaba Paper Co) Series 2002	6.25%	04/15/12		1,000	1,110
Detroit
Water Supply System Refunding Sr Lien RB Series 2003C	5.25%	07/01/16	(a)	2,620	2,740
Wayne Cnty Community College
Improvement Bonds Series 1999	5.50%	07/01/19	(a)	1,000	1,024

					4,874

NEVADA 5.4%
Clark Cnty SD
Limited Tax GO Refunding Bonds Series 2007A	5.00%	06/15/22	(a)	3,000	2,979
Nevada
Highway Improvement RB (Motor Vehicle Fuel Tax) Series 2004	5.50%	12/01/18	(a)	2,000	2,124

					5,103

28 See financial notes

 Schwab Tax-Free Bond Fund

Portfolio Holdings (Unaudited) continued

Issuer
Project		Maturity		Face Amount	Value
Type of Security, Series	Rate	Date		($ x 1,000)	($ x 1,000)

NEW JERSEY 1.5%
Washington Board of Education
Refunding School Bonds	5.25%	01/01/27	(a)	1,400	1,422

NEW YORK 3.3%
Metropolitan Transportation Auth
Refunding RB Series 2002A	5.50%	11/15/18	(a)	2,000	2,099
New York City
GO Bonds Fiscal 2002 Series G	5.75%	08/01/16		965	1,029

					3,128

NORTH CAROLINA 3.1%
North Carolina Medical Care Commission
RB (Carolina Medicorp) Series 1996	5.13%	05/01/16		3,000	3,003

OREGON 4.9%
Columbia River Peoples Utility District
Electric System Revenue Obligations Series 2000B	5.50%	12/01/10	(a)	1,180	1,259
Forest Grove
Student Housing RB (Oak Tree Foundation) Series 2007	5.00%	03/01/14	(c)	1,000	968
Morrow Cnty SD
GO Bonds Series 2001	5.63%	06/15/11	(a)	2,235	2,408

					4,635

RHODE ISLAND 0.0%
Rhode Island Housing & Mortgage Finance Corp
Homeownership Opportunity Bonds Series 10A	6.50%	10/01/22		20	20

TEXAS 7.8%
Austin Combined Utilities
Refunding RB Series 1997	5.13%	11/15/16	(a)	910	912
Harris Cnty
Permanent Improvement Refunding Bonds Series 2004A	5.00%	10/01/18		1,885	1,959
Harris Cnty Hospital District
Refunding RB Series 2000	6.00%	08/15/10	(a)	1,000	1,068
Spring ISD
Unlimited Tax Schoolhouse & Refunding Bonds Series 2008A	5.00%	08/15/14	(a)	500	538
Texas Municipal Gas Acquisition & Supply Corp I
Gas Supply RB Sr Lien Series 2006A	5.25%	12/15/26	(a)	1,700	1,394
Texas Public Finance Auth
Refunding RB (Texas Southern Univ) Series 1998A1	4.75%	11/01/17	(a)	1,545	1,553

					7,424

VERMONT 3.5%
Vermont Education & Health Buildings Financing Agency
Hospital RB (Fletcher Allen Health Care) Series 2000A	6.00%	12/01/23	(a)	2,000	2,108
Hospital RB (Fletcher Allen Health Care) Series 2007A	4.75%	12/01/36		1,500	1,238

					3,346

See financial notes 29

 Schwab Tax-Free Bond Fund

Portfolio Holdings (Unaudited) continued

Issuer
Project		Maturity		Face Amount	Value
Type of Security, Series	Rate	Date		($ x 1,000)	($ x 1,000)

WASHINGTON 10.4%
Kent SD No.415
Unlimited Tax GO Refunding Bonds Series 1993A	5.55%	12/01/11		500	540
North Kitsap SD No.400
Unlimited Tax GO Refunding Bonds Series 2005	5.13%	12/01/18	(a)	1,850	1,949
Ocean Shores
Water & Sewer RB Series 2001	5.50%	06/01/11	(a)	2,000	2,151
Washington Health Care Facilities Auth
RB (Catholic Health Initiatives) Series A	6.00%	12/01/20	(a)	3,000	3,215
RB (Swedish Health System) Series 1998	5.13%	11/15/18	(a)	2,000	2,031

					9,886

Total Fixed-Rate Obligations (Cost $74,028)					72,118

Variable-Rate Obligations 19.9% of net assets

ARIZONA 1.1%
Arizona Health Facilities Auth
Hospital RB (Phoenix Children’s Hospital) Series 2007A	4.16%	03/06/08		1,060	1,029

CALIFORNIA 2.6%
East Bay Municipal Utility District
Water System Subordinated Refunding RB Series 2005B3	10.86%	03/05/08	(a)(b)	500	500
Orange Cnty Sanitation District
Refunding COP Series 2000B	2.90%	03/03/08	(b)	1,000	1,000
Vernon Natural Gas Financing Auth
RB Series 2006C	3.50%	03/05/08	(a)(b)	1,000	1,000

					2,500

FLORIDA 9.0%
Capital Trust Agency
RB (Atlantic Housing Foundation Properties) Sr Series 2005A	6.00%	03/04/08		2,575	2,575
Orange Cnty Health Facilities Auth
Hospital RB (Orlando Regional Healthcare System) Series 1999A	6.50%	03/06/08	(a)	1,000	1,000
Sunshine State Government Financing Commission
RB Series 1986	12.00%	03/03/08	(a)(b)	5,000	5,000

					8,575

MISSISSIPPI 2.1%
Mississippi Business Finance Corp
Gulf Opportunity Zone Bonds (Coast Electric Power Association) Series 2007C	6.50%	03/14/08	(a)	2,000	2,000

PENNSYLVANIA 1.8%
Allegheny Cnty Hospital Development Auth
RB (Univ of Pittsburgh Medical Center) Series 2004B1	7.00%	03/24/08		1,700	1,700

30 See financial notes

 Schwab Tax-Free Bond Fund

Portfolio Holdings (Unaudited) continued

Issuer
Project		Maturity		Face Amount	Value
Type of Security, Series	Rate	Date		($ x 1,000)	($ x 1,000)

PUERTO RICO 1.7%
Puerto Rico
GO Public Improvement Refunding Bonds Series 2004A	8.00%	03/06/08	(a)	1,600	1,600

WASHINGTON 1.6%
Washington Health Care Facilities Auth
RB (Overlake Hospital Medical Center) Series 2005C1	6.75%	03/12/08	(a)	1,500	1,500

Total Variable-Rate Obligations (Cost $18,929)					18,904

End of Investments.

(All dollar amounts are x 1,000)

At 02/29/08, the tax basis cost of the fund’s investments was $92,955 and the unrealized appreciation and depreciation were $1,256 and ($3,189), respectively, with a net unrealized depreciation of ($1,933).

(a)	Credit-enhanced security.
(b)	Liquidity-enhanced security.
(c)	Illiquid security. At the period end, the value of these amounted to $968 or 1.0% of net assets.

COP	— Certificate of participation
GO	— General obligation
ISD	— Independent school district
RAN	— Revenue anticipation note
RB	— Revenue bond
SD	— School district

See financial notes 31

 Schwab Tax-Free Bond Fund

Statement of
Assets and Liabilities

As of February 29, 2008; unaudited. All numbers x 1,000 except NAV.

Assets
Investments, at value (cost $92,957)		$91,022
Cash		341
Receivables:
Investments sold		3,417
Interest		985
Fund shares sold	+	466

Total assets		96,231

Liabilities
Payables:
Investment adviser and administrator fees		1
Transfer agent and shareholder services fees		2
Fund shares redeemed		911
Distributions to shareholders		133
Accrued expenses	+	34

Total liabilities		1,081

Net Assets
Total assets		96,231
Total liabilities	−	1,081

Net assets		$95,150
Net Assets by Source
Capital received from investors		98,625
Net investment income not yet distributed		16
Net realized capital losses		(1,556)
Net unrealized capital losses		(1,935)

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV

$95,150		9,116		$10.44

32 See financial notes

 Schwab Tax-Free Bond Fund

Statement of
Operations
For September 1, 2007 through February 29, 2008; unaudited. All numbers are x 1,000.

Investment Income
Interest		$2,281

Net Realized Gains and Losses
Net realized losses on investments		(974)

Net Unrealized Gains and Losses
Net unrealized losses on investments		(1,918)

Expenses
Investment adviser and administrator fees		145
Transfer agent and shareholder service fees		121
Portfolio accounting fees		20
Professional fees		14
Registration fees		13
Shareholder reports		9
Trustees’ fees		5
Custodian fees		2
Other expenses	+	1

Total expenses		330
Expense reduction by adviser and Schwab	−	92
Custody credits	−	10

Net expenses		228

Increase (Decrease) in Net Assets from Operations
Total investment income		2,281
Net expenses	−	228

Net investment income		2,053
Net realized losses		(974)
Net unrealized losses	+	(1,918)

Decrease in net assets from operations		($839)

See financial notes 33

 Schwab Tax-Free Bond Fund

Statement of
Changes in Net Assets
For the current and prior report periods. All numbers are x 1,000.

Figures for current period are unaudited.

Operations

		9/1/07-2/29/08	9/1/06-8/31/07
Net investment income		$2,053	$3,770
Net realized gains (losses)		(974)	402
Net unrealized losses	+	(1,918)	(3,453)

Increase (Decrease) in net assets from operations		(839)	719

Distributions to shareholders
Distributions from net investment income		$2,078	$3,768

Transactions in Fund Shares

		9/1/07-2/29/08		9/1/06-8/31/07
		SHARES	VALUE	SHARES	VALUE
Shares sold		1,795	$19,491	2,361	$25,991
Shares reinvested		114	1,226	225	2,484
Shares redeemed	+	(1,475)	(16,003)	(2,189)	(24,064)

Net transactions in fund shares		434	$4,714	397	$4,411

Shares Outstanding and Net Assets

		9/1/07-2/29/08		9/1/06-8/31/07
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		8,682	$93,353	8,285	$91,991
Total increase	+	434	1,797	397	1,362

End of period		9,116	$95,150	8,682	$93,353

Net investment income not yet distributed			$16		$41

34 See financial notes

Schwab California Tax-Free YieldPlus Fundtm

Financial Statements

Financial Highlights

	9/1/07-		9/1/06-	9/1/05-	12/16/04[2]-
	2/29/08*		8/31/07[1]	8/31/06	8/31/05

Per—Share Data ($)

Net asset value at beginning of period	9.87		9.98	9.95	10.00

Income (Loss) from investment operations:
Net investment income (loss)	0.18		0.32	0.27	0.15
Net realized and unrealized gains (losses)	(0.59)		(0.11)	0.03	(0.05)

Total from investment operations	(0.41)		0.21	0.30	0.10
Less distributions:
Distributions from net investment income	(0.18)		(0.32)	(0.27)	(0.15)

Net asset value at end of period	9.28		9.87	9.98	9.95

Total return (%)	(4.24)[3]		2.16	3.06	1.03	[3]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.45	[4]	0.45	0.46	0.28	[4]
Gross operating expenses	0.45	[4]	0.45	0.46	0.51	[4]
Net investment income (loss)	3.65	[4]	3.26	2.74	2.21	[4]
Portfolio turnover rate	4	[3]	38	70	52	[3]
Net assets, end of period ($ x 1,000,000)	575		1,053	768	516

*	Unaudited.
1 Effective on August 6, 2007, all outstanding Investor Shares were converted into Select Shares. The figures in the Financial Highlights reflect only the remaining share class
2 Commencement of operations.
3 Not annualized.
4 Annualized.

See financial notes 35

 Schwab California Tax-Free YieldPlus Fund

Portfolio Holdings as of February 29, 2008 (Unaudited)

This section shows all the securities in the fund’s portfolio and their value as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwab.com/schwabfunds.

For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued) and the maturity date shown is the stated legal maturity. For variable-rate obligations, the rate shown is the rate as of the report date, and the maturity date shown is the next interest rate change date.

		Cost	Value
Holdings by Category		($ x 1,000)	($ x 1,000)

48.5%	Fixed-Rate Obligations	276,663	278,589
50.6%	Variable-Rate Obligations	333,619	291,219

99.1%	Total Investments	610,282	569,808
0.9%	Other Assets and Liabilities		4,909

100.0%	Net Assets		574,717

Issuer
Project		Maturity		Face Amount	Value
Type of Security, Series	Rate	Date		($ x 1,000)	($ x 1,000)

Fixed-Rate Obligations 48.5% of net assets

CALIFORNIA 45.7%
Association of Bay Area Governments
RB (Georgiana Bruce Kirby Preparatory School) Series 2007	3.85%	02/01/12	(a)	4,000	4,000
Bay Area Toll Auth
Toll Bridge RB (San Francisco Bay Area) Series 2006F	5.00%	04/01/09	(d)	5,815	5,971
California
Economic Recovery Bonds Series 2004A	5.25%	07/01/13	(d)	52,415	56,752
GO Bonds	5.00%	08/01/14		12,400	13,109
Refunding GO Bonds	5.00%	11/01/13		2,000	2,121
Various Purpose GO Bonds	3.81%	06/01/13	(a)(b)(c)	10,000	10,000
California Health Facilities Financing Auth
RB (Catholic Healthcare West) Series 2005G	5.00%	07/01/10	(d)	2,000	2,055
Refunding RB (Cedars-Sinai Medical Center) Series 2005	5.00%	11/15/08	(d)	1,000	1,017
Refunding RB (Cedars-Sinai Medical Center) Series 2005	5.00%	11/15/10	(d)	2,035	2,123
California State Public Works Board
Lease RB (Dept of Corrections-California State Prison-Kern Cnty at Delano II) Series 2003C	5.00%	06/01/12	(d)	5,000	5,253

36 See financial notes

 Schwab California Tax-Free YieldPlus Fund

Portfolio Holdings (Unaudited) continued

Issuer
Project		Maturity		Face Amount	Value
Type of Security, Series	Rate	Date		($ x 1,000)	($ x 1,000)

California Statewide Communities Development Auth
RB (Daughters of Charity Health System) Series 2005F	5.00%	07/01/08	(d)	1,240	1,243
RB (Daughters of Charity Health System) Series 2005F	5.00%	07/01/09	(d)	3,065	3,089
RB (Daughters of Charity Health System) Series 2005F	5.00%	07/01/10	(d)	2,455	2,482
RB (Daughters of Charity Health System) Series 2005G	5.25%	07/01/11	(d)	895	912
RB (Huntington Memorial Hospital) Series 2005	5.00%	07/01/09	(d)	3,250	3,329
Student Housing RB (CHF-Irvine LLC-UCI East Campus Apts, Phase II) Series 2004	5.50%	05/15/08		400	402
Student Housing RB (CHF-Irvine LLC-UCI East Campus Apts, Phase II) Series 2004	5.50%	05/15/09		660	668
Student Housing RB (CHF-Irvine LLC-UCI East Campus Apts, Phase II) Series 2004	5.50%	05/15/10	(d)	900	918
Student Housing RB (CHF-Irvine LLC-UCI East Campus Apts, Phase II) Series 2004	5.50%	05/15/11	(d)	1,160	1,186
Student Housing RB (CHF-Irvine LLC-UCI East Campus Apts, Phase II) Series 2004	5.50%	05/15/12	(d)	1,450	1,481
Chula Vista Public Financing Auth
Refunding RB Series 2005A	4.00%	09/01/12	(a)(d)	2,980	3,060
Del Mar Race Track Auth
RB Series 2005	5.00%	08/15/08		550	552
RB Series 2005	5.00%	08/15/09		500	506
RB Series 2005	5.00%	08/15/10		1,415	1,436
Golden State Tobacco Securitization Corp
Enhanced Tobacco Settlement Asset-Backed Bonds Series 2003B	5.50%	06/01/13	(d)	16,675	18,133
Enhanced Tobacco Settlement Asset-Backed Bonds Series 2003B	5.63%	06/01/13	(d)	27,915	30,521
Enhanced Tobacco Settlement Asset-Backed Bonds Series 2005A	5.00%	06/01/17	(d)	5,500	5,529
Enhanced Tobacco Settlement Asset-Backed Bonds Series 2005A	5.00%	06/01/18	(d)	3,190	3,201
Enhanced Tobacco Settlement Asset-Backed Bonds Series 2005A	5.00%	06/01/19		11,920	12,063
Imperial Redevelopment Agency
Subordinate Tax Allocation Notes Series 2006	4.50%	12/01/08	(a)(d)	2,000	2,031
Indio Public Financing Auth
Lease RB Series 2007B	3.80%	11/01/12	(a)(b)	5,000	5,055
Los Angeles
TRAN 2007	4.50%	06/30/08		25,000	25,168
Los Angeles Cnty Metropolitan Transportation Auth
Sales Tax RB (Prop C) Second Sr Series 2004A	5.00%	07/01/10	(a)(d)	3,390	3,554
Sales Tax Refunding RB (Prop C) Second Sr Series 1998A	5.50%	07/01/10	(a)(d)	2,485	2,630
Perris Public Financing Auth
2006 Tax Allocation RB	4.40%	10/01/10	(d)	480	477
2006 Tax Allocation RB	4.55%	10/01/11	(d)	520	516
2006 Tax Allocation RB	4.65%	10/01/12	(d)	545	541
Rancho Cordova
Special Tax Bonds Series 2007	4.50%	09/01/15		1,200	1,134
Redding Joint Powers Financing Auth
Electric System RB Series 1996A	5.50%	06/01/11	(a)	2,000	2,013
Roseville Natural Gas Financing Auth
RB Series 2007	4.00%	02/15/09	(a)(d)	1,500	1,498
RB Series 2007	5.00%	02/15/11	(a)(d)	1,000	1,003

See financial notes 37

 Schwab California Tax-Free YieldPlus Fund

Portfolio Holdings (Unaudited) continued

Issuer
Project		Maturity		Face Amount	Value
Type of Security, Series	Rate	Date		($ x 1,000)	($ x 1,000)

Sacramento Municipal Utility District
Electric Refunding RB Series 1997L	5.00%	07/01/11	(a)(d)	2,500	2,542
San Diego Cnty
COP (Burnham Institute for Medical Research) Series 2006	5.00%	09/01/09	(d)	1,085	1,096
COP (Burnham Institute for Medical Research) Series 2006	5.00%	09/01/10	(d)	1,000	1,012
San Francisco State Univ
Student Housing RB (Auxiliary Organization) Series 1999	5.00%	07/01/08		400	403
Santa Barbara Redevelopment Agency
Tax Allocation Refunding Bonds (Central City Redevelopment) Sr Series 1995A	6.00%	03/01/08	(a)(d)	1,535	1,535
Sonoma Cnty Junior College District
GO Bonds (Election of 2002) Series B	3.73%	08/01/29	(a)(b)(c)	4,960	4,960
South Orange Cnty Public Financing Auth
Special Tax RB Series 1999A	5.25%	08/15/18	(a)	6,000	6,152
Western Placer USD
COP (School Facilities) Series 2006B	3.63%	12/01/09	(a)(b)(d)	6,000	6,033

					262,465

PUERTO RICO 2.8%
Puerto Rico
Public Improvement Refunding Bonds Series 2003C	5.00%	07/01/08		4,800	4,815
Puerto Rico Public Buildings Auth
Government Facilities Refunding RB Series J	5.00%	07/01/12	(a)(d)	11,000	11,309

					16,124

Total Fixed-Rate Obligations (Cost $276,663)					278,589

Variable-Rate Obligations 50.6% of net assets

CALIFORNIA 38.1%
California
Economic Recovery Bonds Series 2004C4	3.17%	03/03/08	(b)	200	200
California Infrastructure & Economic Development Bank
Insured RB (Rand Corp) Series 2002B	6.00%	03/03/08	(a)(b)	8,285	8,285
RB (Asian Art Museum Foundation of SF) Series 2005	7.05%	03/03/08	(a)(b)	1,100	1,100
California Statewide Communities Development Auth
COP (Eskaton Properties Inc.)	9.75%	03/06/08	(a)	18,500	18,500
RB (Kaiser Permanente) Series 2007B	3.95%	04/01/08		42,000	32,657
East Bay Municipal Utility District
Wastewater System Subordinated Refunding RB Series 2003B	8.50%	03/05/08	(a)(b)	21,000	21,000
Water System Subordinated Refunding RB Series 2005B3	10.86%	03/05/08	(a)(b)	10,300	10,300
Modesto Irrigation District Financing Auth
Domestic Water Project RB Series 2007F	4.01%	03/03/08	(a)	11,685	10,168
Modesto Public Financing Auth
Lease Refunding & Capital Improvement Bonds	3.70%	09/03/08	(a)	24,675	24,675
Orange Cnty Sanitation District
Refunding COP (No.1-3, 5-7, & 11) Series 1993	3.90%	03/03/08	(a)(b)	6,000	6,000
Sacramento Cnty Sanitation District Financing Auth
Refunding RB Series 2007B	3.96%	03/03/08	(a)	30,000	25,204

38 See financial notes

 Schwab California Tax-Free YieldPlus Fund

Portfolio Holdings (Unaudited) continued

Issuer
Project		Maturity		Face Amount	Value
Type of Security, Series	Rate	Date		($ x 1,000)	($ x 1,000)

Sacramento Cnty Water Finance Auth
RB (Sacramento Cnty Water Agency Zones 40 & 41) Series 2007B	3.98%	03/03/08	(a)	50,000	42,379
San Diego Public Facilities Financing Auth
Subordinate Sewer Revenue Notes Series 2007	3.20%	03/06/08	(a)(b)(c)	2,000	2,000
San Jose Redevelopment Agency
Tax Allocation Refunding Bonds (Merged Area Redevelopment) Series 2006D	3.18%	03/06/08	(a)(b)(c)	10,000	10,000
Vernon Natural Gas Financing Auth
RB Series 2006B	3.50%	03/05/08	(a)(b)	6,705	6,705

					219,173

PUERTO RICO 12.5%
Puerto Rico
GO Public Improvement Bonds of 1996	4.40%	07/01/08	(a)	2,900	2,900
Puerto Rico Aqueduct & Sewer Auth
Refunding Bonds Series 1995	4.25%	07/01/08	(a)	7,600	7,600
Puerto Rico Electric Power Auth
Power Refunding RB Series UU	3.69%	04/01/08	(a)	5,000	4,060
Puerto Rico Highway & Transportation Auth
Transportation Refunding RB Series N	3.70%	04/01/08	(a)	30,000	22,127
Transportation Refunding RB Series N	3.70%	04/01/08	(a)	38,250	27,859
Puerto Rico Sales Tax Financing Corp
Sales Tax RB Series 2007A	4.25%	03/06/08	(b)(c)	7,500	7,500

					72,046

Total Variable-Rate Obligations (Cost $333,619)					291,219

End of Investments.

(All dollar amounts are x 1,000)

At 02/29/08 the tax basis cost of the fund’s investments was $610,266 and the unrealized appreciation and depreciation were $2,436 and ($42,894), respectively, with a net unrealized depreciation of ($40,458).

(a)	Credit-enhanced security.
(b)	Liquidity-enhanced security.
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $34,460 or 6.0% of net assets.
(d)	All or a portion of this security is held as collateral for open swap agreements.

BAN	— Bond anticipation note
COP	— Certificate of participation
GO	— General obligation
RB	— Revenue bond
TRAN	— Tax and revenue anticipation note

See financial notes 39

 Schwab California Tax-Free YieldPlus Fund

Portfolio Holdings (Unaudited) continued

In addition to the above, the fund held the following at
02/29/08. All numbers are x1,000.

	Notional Amount (USD)	Unrealized Gains (USD)

Swap Agreements

Interest Rate Swaps
Receive variable rate payments of 3 month LIBOR, Pay fixed rate of 2.75%, expires 05/07/13, Lehman Brothers, Inc.	35,000	1,110
Receive variable rate payments of 3 month LIBOR, Pay fixed rate of 3.49%, expires 05/07/18, Lehman Brothers, Inc.	25,000	1,348

Net Unrealized gains on Swap Agreements		2,458

Net premium received/paid		60,000

Swap Agreements, at fair value		62,458

40 See financial notes

 Schwab California Tax-Free YieldPlus Fund

Statement of
Assets and Liabilities

As of February 29, 2008; unaudited. All numbers x 1,000 except NAV.

Assets
Investments, at value (cost $610,282)		$569,808
Cash		1,258
Receivables:
Interest		6,001
Unrealized gains on swap agreements		2,458
Prepaid expenses	+	2

Total assets		579,527

Liabilities
Payables:
Investment adviser and administrator fees		17
Transfer agent and shareholder services fees		5
Fund shares redeemed		4,127
Distributions to shareholders		602
Accrued expenses	+	59

Total liabilities		4,810

Net Assets
Total assets		579,527
Total liabilities		4,810

Net assets		$574,717
Net Assets by Source
Capital received from investors		633,757
Distribution in excess of net investment income		(117)
Net realized capital losses		(20,907)
Net unrealized capital losses		(38,016)

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV

$574,717		61,911		$9.28

See financial notes 41

 Schwab California Tax-Free YieldPlus Fund

Statement of
Operations
For September 1, 2007 through February 29, 2008; unaudited. All numbers are x 1,000.

Investment Income
Interest		$17,982

Net Realized Gains and Losses
Net realized losses on investments		(12,005)
Net realized losses on futures contracts	+	(5,771)

Net realized losses		(17,776)

Net Unrealized Gains and Losses
Net unrealized losses on investments		(30,063)
Net unrealized gains on future contracts		270
Net unrealized gains on swap agreements	+	2,458

Net unrealized losses		(27,335)

Expenses
Investment adviser and administrator fees		1,446
Transfer agent and shareholder service fees		441
Portfolio accounting fees		33
Professional fees		21
Shareholder reports		15
Custodian fees		15
Trustees’ fees		8
Registration fees		4
Interest expense		1
Other expenses	+	3

Total expenses		1,987
Custody credits	−	29

Net expenses		1,958

Increase (Decrease) in Net Assets from Operations
Total investment income		17,982
Net expenses	−	1,958

Net investment income		16,024
Net realized losses		(17,776)
Net unrealized losses	+	(27,335)

Decrease in net assets from operations		($29,087)

42 See financial notes

 Schwab California Tax-Free YieldPlus Fund

Statement of
Changes in Net Assets
For the current and prior report periods. All numbers are x 1,000.

Figures for current period are unaudited.

Operations

		9/1/07-2/29/08	9/1/06-8/31/07
Net investment income		$16,024	$32,091
Net realized losses		(17,776)	(2,215)
Net unrealized losses	+	(27,335)	(11,169)

Increase (Decrease) in net assets from operations		(29,087)	18,707

Distributions to shareholders[1]

Distributions from net investment income
Investor Shares		−	490
Select Shares	+	16,141	31,697

Total distributions		$16,141	$32,187

Transactions in Fund Shares[1]

		9/1/07-2/29/08		9/1/06-8/31/07
		SHARES	VALUE	SHARES	VALUE

Shares Sold
Investor Shares		−	$−	1,532	$15,276
Select Shares	+	9,419	92,344	103,728	1,034,189

Total shares sold		9,419	$92,344	105,260	$1,049,465

Shares Reinvested
Investor Shares		−	$−	37	$366
Select Shares	+	1,164	11,266	2,529	25,185

Total shares reinvested		1,164	$11,266	2,566	$25,551

Shares Redeemed
Investor Shares		−	$−	(3,053)	($30,483)
Select Shares	+	(55,412)	(536,961)	(76,467)	(760,566)

Total shares redeemed		(55,412)	($536,961)	(79,520)	($791,049)

Net transactions in fund shares		(44,829)	($433,351)	28,306	$283,967

Shares Outstanding and Net Assets

		9/1/07-2/29/08		9/1/06-8/31/07
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		106,740	$1,053,296	78,434	$782,809
Total increase (decrease)	+	(44,829)	(478,579)	28,306	270,487

End of period		61,911	$574,717	106,740	$1,053,296

Distribution in excess of net investment income			($117)		$−

1 Effective on August 6, 2007, all outstanding Investor Shares (2,000 shares valued at $19,980) were converted into Select Shares.

See financial notes 43

Schwab California Tax-Free Bond Fund tm

Financial Statements

Financial Highlights

	9/1/07-		9/1/06-	9/1/05-	9/1/04-	9/1/03-	9/1/02-
	2/29/08*		8/31/07	8/31/06	8/31/05	8/31/04	8/31/03

Per—Share Data ($)

Net asset value at beginning of period	11.30		11.66	11.84	11.78	11.45	11.69

Income (Loss) from investment operations:
Net investment income (loss)	0.24		0.48	0.49	0.51	0.50	0.49
Net realized and unrealized gains (losses)	(0.19)		(0.30)	(0.17)	0.10	0.33	(0.24)

Total from investment operations	0.05		0.18	0.32	0.61	0.83	0.25
Less distributions:
Distributions from net investment income	(0.24)		(0.48)	(0.49)	(0.50)	(0.50)	(0.49)
Distributions from net realized gains	−		(0.06)	(0.01)	(0.05)	−	−

Total Distributions	(0.24)		(0.54)	(0.50)	(0.55)	(0.50)	(0.49)

Net asset value at end of period	11.11		11.30	11.66	11.84	11.78	11.45

Total return (%)	0.40	[1]	1.57	2.78	5.24	7.36	2.14

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.48	[2,3]	0.56	0.60	0.61	0.61	0.58
Gross operating expenses	0.60	[2]	0.61	0.60	0.61	0.61	0.60
Net investment income (loss)	4.23	[2]	4.15	4.19	4.27	4.30	4.16
Portfolio turnover rate	22	[1]	19	19	8	15	29
Net assets, end of period ($ x 1,000,000)	251		217	205	199	180	194
* Unaudited.
1 Not annualized.
2 Annualized.
3 The ratio of net operating expenses would have been 0.49% if custody credits had not been included.

44 See financial notes

 Schwab California Tax-Free Bond Fund

Portfolio Holdings as of February 29, 2008 (Unaudited)

This section shows all the securities in the fund’s portfolio and their value as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwab.com/schwabfunds.

For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued) and the maturity date shown is the stated legal maturity. For variable-rate obligations, the rate shown is the rate as of the report date, and the maturity date shown is the next interest rate change date.

		Cost	Value
Holdings by Category		($ x 1,000)	($ x 1,000)

79.3%	Fixed-Rate Obligations	200,287	199,328
16.7%	Variable-Rate Obligations	42,010	42,010

96.0%	Total Investments	242,297	241,338
4.0%	Other Assets and Liabilities		10,022

100.0%	Net Assets		251,360

Issuer
Project		Maturity		Face Amount	Value
Type of Security, Series	Rate	Date		($ x 1,000)	($ x 1,000)

Fixed-Rate Obligations 79.3% of net assets

CALIFORNIA 79.3%
Alameda Cnty
COP (Alameda Cnty Medical Center) Series 1998	5.38%	06/01/18	(a)	3,400	3,456
Alameda Corridor Transportation Auth
Sr Lien RB Series 1999A	5.13%	10/01/16	(a)	1,170	1,201
Alameda-Contra Costa Transit District
COP (FHR Computer System) Series 2007	4.00%	08/01/12		2,000	2,013
Anaheim Public Financing Auth
Sr Lease RB Series 1997A	6.00%	09/01/24	(a)	5,000	5,544
Association of Bay Area Governments
Revenue COP (Lytton Gardens Inc) Series 1999	6.00%	02/15/30		3,000	3,038
Tax Allocation RB (California Redevelopment Agency Pool) Series 1997A6	5.25%	12/15/17	(a)	985	1,007
Bay Area Toll Auth
Toll Bridge RB (San Francisco Bay Area) Series 2006F	5.00%	04/01/31		2,000	1,926
Brea Olinda USD
GO Bonds Series 1999A	5.60%	08/01/20	(a)	1,000	1,036
Burbank Public Finance Auth
RB (Golden State Redevelopment) Series 2003A	5.25%	12/01/17	(a)	2,825	3,015
RB (Golden State Redevelopment) Series 2003A	5.25%	12/01/18	(a)	2,175	2,310
California
GO Bonds Series 2000	5.63%	05/01/18		915	976
GO Refunding Bonds	5.00%	09/01/20		4,000	4,008
GO Refunding Bonds Series 2000	5.63%	05/01/18		85	91
Various Purpose GO Bonds	5.25%	11/01/17		3,000	3,131
Various Purpose GO Bonds	5.00%	11/01/22		1,500	1,471
California Dept of Veterans Affairs
Home Purchase RB Series 2002A	5.30%	12/01/21	(a)	5,000	5,080
California Dept of Water Resources
Power Supply RB Series 2002A	5.75%	05/01/17		3,000	3,319

See financial notes 45

 Schwab California Tax-Free Bond Fund

Portfolio Holdings (Unaudited) continued

Issuer
Project		Maturity		Face Amount	Value
Type of Security, Series	Rate	Date		($ x 1,000)	($ x 1,000)

California Educational Facilities Auth
RB (California College of Arts & Crafts) Series 2001	5.75%	06/01/25		1,800	1,807
RB (Pepperdine Univ) Series 2000	5.75%	09/15/30	(a)	3,000	3,082
California Health Facilities Financing Auth
Insured RB (Cedars-Sinai Medical Center) Series 1997B	5.13%	08/01/27	(a)	2,340	2,385
Refunding RB (Cedars-Sinai Medical Center) Series 2005	5.00%	11/15/27		4,000	3,633
California Infrastructure & Economic Development Bank
RB (The J. David Gladstone Institutes) Series 2001	5.50%	10/01/19		1,250	1,285
California State Public Works Board
Lease RB (Dept of Corrections) Series 2003	5.50%	06/01/17		6,970	7,329
Lease Refunding RB (Dept of Health Services-Richmond Laboratory) Series 2005K	5.00%	11/01/24		3,000	2,811
Refunding RB (California State Univ) Series 1998A	5.00%	10/01/19		5,385	5,443
California Statewide Communities Development Auth
Collateralized RB Series 2001A	7.00%	04/20/36	(a)	3,985	4,303
COP (Internext Group) Series 1999	5.38%	04/01/17		4,405	4,410
Insured Health Facility RB (Los Angeles Jewish Home for the Aging) Series 2003	5.25%	11/15/23		3,000	2,906
Insured Health Facility RB (Los Angeles Jewish Home for the Aging) Series 2008	4.00%	11/15/13	(a)	3,000	3,036
RB (Huntington Memorial Hospital) Series 2005	5.00%	07/01/18		6,190	6,239
Colton Public Finance Auth
Special Tax RB Series 1996	5.45%	09/01/19	(a)	3,020	3,054
Contra Costa Cnty Public Financing Auth
Tax Allocation RB Series 2003A	5.63%	08/01/33		5,000	5,358
East Bay Municipal Utility District
Water System Subordinated RB Series 1998	5.25%	06/01/19		2,600	2,644
Escondido
Revenue COP Series 2000A	6.00%	09/01/31	(a)	1,850	1,978
Fontana Redevelopment Agency
Tax Allocation Refunding Bonds (Jurupa Hills Redevelopment) Series 1997A	5.50%	10/01/19		3,500	3,577
Foothill-Eastern Transportation Corridor Agency
Toll Road Refunding RB Series 1999	5.13%	01/15/19	(a)	5,000	5,096
Golden State Tobacco Securitization Corp
Enhanced Tobacco Settlement Asset-Backed Bonds Series 2005A	5.00%	06/01/19		2,500	2,530
Hollister Joint Power Financing Auth
Wastewater RB (Refinancing & Improvement) Series 2006	5.00%	06/01/32	(a)	2,500	2,401
Huntington Beach
Lease RB (Capital Improvement Financing) Series 2000A	5.50%	09/01/20	(a)	1,500	1,537
Inglewood Redevelopment Agency
Tax Allocation Refunding Bonds (Merged Redevelopment) Series 1998A	5.25%	05/01/16	(a)	1,000	1,074
Los Angeles Community Redevelopment Agency
Lease RB (Vermont Manchester Social Services) Series 2005	5.00%	09/01/17	(a)	2,310	2,336
Los Angeles Dept of Water & Power
Power System RB Series 2001A1	5.25%	07/01/21	(a)	5,410	5,545
Power System RB Series 2007A2	5.00%	07/01/24	(a)	3,000	2,970
Los Angeles Municipal Improvement Corp
Lease Revenue Capital Equipment Series A	5.00%	08/01/14	(a)	1,000	1,057

46 See financial notes

 Schwab California Tax-Free Bond Fund

Portfolio Holdings (Unaudited) continued

Issuer
Project		Maturity		Face Amount	Value
Type of Security, Series	Rate	Date		($ x 1,000)	($ x 1,000)

Los Angeles USD
GO Bonds (Election of 2004) Series F	4.75%	07/01/27	(a)	4,000	3,656
GO Bonds (Election of 2005) Series C	5.00%	07/01/26	(a)	2,000	1,939
Lynwood Public Financing Auth
Lease Refunding RB (Public Capital Improvement) Series 2003	5.00%	09/01/18	(a)	1,000	1,013
Marina Joint Powers Financing Auth
M/F Housing RB (Abrams B Apts Financing) Series 2006	3.90%	11/15/16	(a)	4,000	3,780
Mountain House Public Financing Auth
Utility Systems RB Series 2007	5.00%	12/01/22		2,670	2,549
Oakland Joint Power Financing Auth
Reassessment RB Series 1999	5.50%	09/02/24		990	1,014
Oakland Redevelopment Agency
Subordinated Tax Allocation Bonds (Central District Redevelopment) Series 2003	5.50%	09/01/14	(a)	1,615	1,723
Oceanside Community Development Commission
M/F Rental Housing Refunding RB (Vista Del Oro Apts) Series 2001A	4.45%	04/01/11	(a)	1,250	1,264
Perris Public Financing Auth
Refunding RB Series 2007A	5.00%	09/01/24	(a)	1,815	1,703
Rancho Cordova
Special Tax Bonds Series 2007	5.00%	09/01/20		1,820	1,634
Roseville
Water Revenue COP Series 2007	5.00%	12/01/21	(a)	500	503
Sacramento Finance Auth
Capital Improvement RB Series 1999	5.88%	12/01/29	(a)	3,000	3,230
Lease RB (Cal EPA Building) Series 1998A	5.25%	05/01/19	(a)	1,575	1,599
Tax Allocation RB Series 2005A	5.00%	12/01/34	(a)	2,615	2,340
San Diego Redevelopment Agency
Subordinate Tax Allocation Bonds (Horton Plaza Redevelopment) Series 2000	5.80%	11/01/21		2,500	2,557
San Francisco Airports Commission
Refunding RB (San Francisco International Airport) Second Series (Issue 30)	5.00%	05/01/17	(a)	3,680	3,774
San Francisco Bay Area Rapid Transit
Sales Tax RB Series 1999	5.50%	07/01/26	(a)	1,000	1,050
Sales Tax RB Series 1999	5.50%	07/01/34	(a)	2,500	2,625
San Francisco State Univ
Student Housing RB (Auxiliary Organization) Series 1999	5.20%	07/01/19		1,150	1,200
San Luis Obispo Cnty Finance Auth
RB (Lopez Dam Improvement) Series 2000A	5.38%	08/01/24	(a)	1,000	1,011
Santa Ana USD
GO Bonds (Election of 1999) Series 2000	5.70%	08/01/29	(a)	6,000	6,180
Santa Clara Cnty Financing Auth
Lease RB (VMC Facility) Series 1994A	7.75%	11/15/10	(a)	1,460	1,633
Santa Clara Redevelopment Agency
Tax Allocation Refunding RB (Bayshore North)	7.00%	07/01/10	(a)	960	993
Santa Clara Valley Transportation Auth
Sales Tax Refunding RB (Measure A) Series 2007A	5.00%	04/01/25	(a)	4,390	4,286
South Orange Cnty Public Financing Auth
Special Tax RB Series 1999A	5.25%	08/15/18	(a)	8,195	8,403
Taft City Elementary SD
GO Bonds Series 2001A	4.90%	08/01/20	(a)	1,080	1,094

See financial notes 47

 Schwab California Tax-Free Bond Fund

Portfolio Holdings (Unaudited) continued

Issuer
Project		Maturity		Face Amount	Value
Type of Security, Series	Rate	Date		($ x 1,000)	($ x 1,000)

Truckee Public Financing Auth
Lease RB Series 2000A	5.88%	11/01/25	(a)	1,490	1,554
Univ of California
General RB Series 2008L	5.00%	05/15/17		350	373
Whittier
RB (Presbyterian Intercommunity Hospital) Series 2002	5.60%	06/01/22		2,000	2,200

Total Fixed-Rate Obligations (Cost $200,287)					199,328

Variable-Rate Obligations 16.7% of net assets

CALIFORNIA 16.5%
California
Economic Recovery Bonds Series 2004C3	2.89%	03/03/08	(b)	1,000	1,000
Economic Recovery Bonds Series 2004C5	3.68%	03/03/08	(b)	1,000	1,000
California Infrastructure & Economic Development Bank
Insured RB (Rand Corp) Series 2002B	6.00%	03/03/08	(a)(b)	10,300	10,300
RB (Asian Art Museum Foundation of SF) Series 2005	7.05%	03/03/08	(a)(b)	1,000	1,000
California Statewide Communities Development Auth
Insured Refunding RB (Univ Retirement Community at Davis) Series 2003	5.90%	03/03/08	(a)(b)	9,445	9,445
East Bay Municipal Utility District
Wastewater System Subordinated Refunding RB Series 2003B	8.50%	03/05/08	(a)(b)	1,850	1,850
Water System Subordinated Refunding RB Series 2005B3	10.86%	03/05/08	(a)(b)	3,265	3,265
Newport Beach
Insured RB (Hoag Memorial Presbyterian Hospital) Series 2007E	7.46%	03/03/08	(a)	6,000	6,000
Orange Cnty Sanitation District
Refunding COP (No.1-3, 5-7, & 11) Series 1993	3.90%	03/03/08	(a)(b)	1,000	1,000
Refunding COP Series 2000B	2.90%	03/03/08	(b)	1,000	1,000
Vernon Natural Gas Financing Auth
RB Series 2006B	3.50%	03/05/08	(a)(b)	3,175	3,175
RB Series 2006C	3.50%	03/05/08	(a)(b)	2,475	2,475

					41,510

PUERTO RICO 0.2%
Puerto Rico
GO Public Improvement Refunding Bonds Series 2007A4	2.90%	03/03/08	(a)(b)	500	500

Total Variable-Rate Obligations (Cost $42,010)					42,010

End of Investments.

48 See financial notes

 Schwab California Tax-Free Bond Fund

Portfolio Holdings (Unaudited) continued

(All dollar amounts are x 1, 000)

At 02/29/08, the tax basis cost of the fund’s investment was $242,293, and the unrealized appreciation and depreciation were $3,420 and ($4,375), respectively, with a net unrealized depreciation of ($955).

(a)	Credit-enhanced security.
(b)	Liquidity-enhanced security.

COP	— Certificate of participation
GO	— General obligation
M/F	— Multi-family
RB	— Revenue bond
SD	— School district
USD	— Unified school district

See financial notes 49

 Schwab California Tax-Free Bond Fund

Statement of
Assets and Liabilities

As of February 29, 2008; unaudited. All numbers x 1,000 except NAV.

Assets
Investments, at value (cost $242,297)		$241,338
Cash		91
Receivables:
Investments sold		7,000
Interest		3,055
Fund shares sold		717
Prepaid expenses	+	1

Total assets		252,202

Liabilities
Payables:
Investment adviser and administrator fees		4
Transfer agent and shareholder services fees		5
Fund shares redeemed		409
Distributions to shareholders		391
Accrued expenses	+	33

Total liabilities		842

Net Assets
Total assets		252,202
Total liabilities	−	842

Net assets		$251,360
Net Assets by Source
Capital received from investors		253,881
Net investment income not yet distributed		55
Net realized capital losses		(1,617)
Net unrealized capital losses		(959)

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV

$251,360		22,632		$11.11

50 See financial notes

 Schwab California Tax-Free Bond Fund

Statement of
Operations
For September 1, 2007 through February 29, 2008; unaudited. All numbers are x 1,000.

Investment Income
Interest		$5,395

Net Realized Gains and Losses
Net realized losses on investments		(1,168)

Net Unrealized Gains and Losses
Net unrealized losses on investments		(3,657)

Expenses
Investment adviser and administrator fees		344
Transfer agent and shareholder service fees		287
Portfolio accounting fees		23
Professional fees		15
Shareholder reports		11
Trustees’ fees		6
Custodian fees		2
Registration fees		1
Interest expense		1
Other expense		1

Total expenses		691
Expense reduction by adviser and Schwab	−	128
Custody credits	−	9

Net expenses		554

Increase (Decrease) in Net Assets from Operations
Total investment income		5,395
Net expenses	−	554

Net investment income		4,841
Net realized losses		(1,168)
Net unrealized losses	+	(3,657)

Increase in net assets from operations		$16

See financial notes 51

 Schwab California Tax-Free Bond Fund

Statement of
Changes in Net Assets
For the current and prior report periods. All numbers are x 1,000.

Figures for current period are unaudited.

Operations

		9/1/07-2/29/08	9/1/06-8/31/07
Net investment income		$4,841	$8,779
Net realized losses		(1,168)	(538)
Net unrealized losses	+	(3,657)	(5,031)

Increase in net assets from operations		16	3,210

Distributions to shareholders
Distributions from net investment income		4,901	8,774
Distributions from net realized gains	+	−	1,172

Total distributions		$4,901	$9,946

Transactions in Fund Shares

		9/1/07-2/29/08		9/1/06-8/31/07
		SHARES	VALUE	SHARES	VALUE
Shares sold		5,437	$62,103	5,359	$61,918
Shares reinvested		231	2,618	513	5,933
Shares redeemed	+	(2,218)	(25,300)	(4,277)	(49,366)

Net transactions in fund shares		3,450	$39,421	1,595	$18,485

Shares Outstanding and Net Assets

		9/1/07-2/29/08		9/1/06-8/31/07
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		19,182	$216,824	17,587	$205,075
Total increase	+	3,450	34,536	1,595	11,749

End of period		22,632	$251,360	19,182	$216,824

Net investment income not yet distributed			$55		$115

52 See financial notes

 Schwab Tax-Free Bond Funds

Financial Notes, unaudited

1. Business Structure of the Funds

Each of the funds discussed in this report is a series of Schwab Investments (the “trust”), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended. The list below shows all the funds in the trust including the funds discussed in this report, which are highlighted:

Schwab Investments (organized October 26, 1990)
Schwab Tax-Free YieldPlus Fund
Schwab Tax-Free Bond Fund
Schwab California Tax-Free YieldPlus Fund
Schwab California Tax-Free Bond Fund
Schwab YieldPlus Fund
Schwab Short-Term Bond Market Fund
Schwab Premier Income Fund Schwab Total Bond Market Fund Schwab GNMA Fund Schwab Inflation Protected Fund Schwab 1000 Index Fund Schwab Global Real Estate Fund

The funds in this report each offers one share class. Shares are bought and sold at net asset value, or NAV, which is the price for all outstanding shares. Each share has a par value of 1/1,000 of a cent, and the trustees may authorize the issuance of as many shares as necessary.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies the funds use in the preparation of financial statements. The accounting policies are in conformity with the principles generally accepted in the United States of America.

(a) Security Valuation:

The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:

Bonds and notes: valued at halfway between the most recent bid and asked quotes or, if such quotes are unavailable, at prices for securities of comparable maturity, credit quality and type. Valuations for bonds and notes are provided by an independent bond-pricing service.

Securities for which no quoted value is available: valued at fair value, as determined in good faith by the funds’ investment adviser using guidelines adopted by the funds’ Board of Trustees. In the determination of a fair valuation the guidelines include, but are not limited to, the use of analytical data, business conditions, recent trades, general and/or specific market trends and any emergency or significant events that would have a material impact on the value of the security.

Futures: open contracts are valued at their settlement prices as of the close of their exchanges. When a fund closes out a futures position, it calculates the difference between the value of the position at the beginning and at the end, and records a realized gain or loss accordingly.

Swap agreements: swaps may be valued based on a model that constructs curves, such as swap yield curves, based on market data, and that uses the curves to calculate prices. Or swaps may be valued based on dealer quotes.

Short-term securities (60 days or less to maturity): valued at amortized cost.

(b) Portfolio Investments:

Futures Contract: The funds may invest in futures contracts. Futures contracts involve certain risks because they can be very sensitive to market movements.

One risk is that the price of a futures contract may not move in perfect correlation with the price of the underlying securities. Another risk is that, at certain times, it may be impossible for a fund to close out a position in a futures contract, due to a difference in trading hours or to market conditions that may reduce the liquidity for a futures contract or its underlying securities.

Because futures carry inherent risks, a fund must give the broker a deposit of cash and/or securities (the “initial margin”) whenever it enters into the futures contract. The amount of the deposit may vary from one contract to another, but it is generally a percentage of the contract amount.

 53

 Schwab Tax-Free Bond Funds

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

Futures are traded publicly on exchanges, and their market value changes daily. A fund records the change in market value of futures, and also the change in the amount of margin deposit required (“due to/from broker”).

Swap agreements: The funds may enter into swap agreements. In an interest rate swap, a fund and a counterparty agree to swap payments that are based on two different rates. The counterparty is typically a large financial institution, and the terms of the swap are specified in advance. For example, a fund may agree that for six months it will pay the counterparty the equivalent of the interest on a given amount invested at LIBOR (the London Interbank Offered Rate). In exchange, the counterparty might agree to pay a fund the equivalent of the same amount invested in a certain bond index during this same six months period.

The Credit Swap or Credit Default Swap is a bilateral financial contract in which one counterparty (the Protection Buyer) pays a periodic fee, typically expressed in basis points on the notional amount, in return for a Contingent Payment by the Protection Seller following a Credit Event of a Reference Entity. The definitions of a Credit Event and the settlement mechanism used to determine the Contingent Payment are flexible and determined by negotiation between the counterparties at the inception of the transaction.

Swap agreements carry certain risks. Because the net gains or losses stemming from a swap agreement depend on the movements of one rate relative to another, a fund could experience unanticipated losses if one or both rates failed to behave as expected. A fund also could lose money if a counterparty failed to honor the terms of a swap agreement.

Delayed-delivery: The funds may buy securities on a delayed-delivery basis. In these transactions, a fund agrees to buy a security for a stated price, with settlement generally occurring within two weeks. If the security’s value falls before settlement occurs, a fund could end up paying more for the security than its market value at the time of settlement. The funds have set aside sufficient securities as collateral for those securities bought on a delayed-delivery basis.

(c) Security Transactions:

Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.

(d) Investment Income:

Interest income is recorded as it accrues. If a fund buys a debt security at a discount (that is, for less than its face value) or a premium (more than face value), it amortizes the discount or premium from the current date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. If the security is callable (meaning that the issuer has the option to pay it off before its maturity date), then the fund amortizes the premium to the security’s call date and price, rather than the maturity date and price.

(e) Expenses:

Expenses that are specific to a fund or a class within the trust are charged directly to that fund or class. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.

(f) Distributions to Shareholders:

The funds declare dividends every day they are open for business. These dividends, which are equal to a fund’s net investment income for that day, are paid out to shareholders once a month. The funds may make distributions from any net realized capital gains once a year.

(g) Custody Credit:

Each fund has an arrangement with its custodian bank under which the fund receives a credit for its uninvested cash balance to offset its custody fees and accounting fees. The credit amounts (if any) are disclosed in the Statement of Operations as a reduction to the fund’s operating expenses.

54

 Schwab Tax-Free Bond Funds

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

(h) Accounting Estimates:

The accounting policies described in this report conform to accounting principles generally accepted in the United States of America. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates.

(i) Federal Income Taxes:

The funds intend to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the funds distribute substantially all of their net investment income and realized net capital gains (if any) to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.

Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund also keeps certain assets in segregated accounts, as may be required by securities law.

(j) Indemnification:

Under the funds’ organizational documents, the officers and trustees are indemnified against certain liability arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the fund expect the risk of loss to be remote.

(k) New Accounting Standards:

Financial Accounting Standards Board Interpretation (FIN) No. 48 — Accounting for Uncertainty in Income Taxes — an Interpretation of SFAS No. 109, was issued in July 2006 and is effective for fiscal years beginning after December 15, 2006. This Interpretation provides new requirements for the recognition, measurement, and disclosure in the financial statements of a tax position taken or expected to be taken in a tax return when there is uncertainty about whether that tax position will ultimately be sustained. As of February 29, 2008, management has reviewed the tax positions for open tax years (August 31, 2004, through August 31, 2007), and determined that no provision for income tax is required in the funds’ financial statements.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (SFAS No. 157). SFAS No. 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. SFAS No. 157 is effective for fiscal years beginning after November 15, 2007. As of February 29, 2008, management does not believe the adoption of SFAS No. 157 will impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effects of certain of the measurements on changes in net assets for the period.

3.	Affiliates and Affiliated Transactions:
(All dollar amounts are x 1,000)

Charles Schwab Investment Management, Inc. (CSIM or the investment adviser), a wholly owned subsidiary of The Charles Schwab Corporation, serves as the funds’ investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement (Advisory Agreement) between it and the trust. Charles Schwab & Co., Inc. (“Schwab”) is an affiliate of the investment adviser and is the trust’s shareholder services agent and transfer agent.

 55

 Schwab Tax-Free Bond Funds

Financial Notes, unaudited (continued)

3. Affiliates and Affiliated Transactions (continued):

For its advisory and administrative services to each fund, the investment adviser is entitled to receive an annual fee payable monthly based on each funds’ average daily net assets described as follows:

			California
	Tax-Free		Tax-Free	California
	YieldPlus	Tax-Free	YieldPlus	Tax-Free
Average daily net assets	Fund	Bond Fund	Fund	Bond Fund

First $500 million	0.35%	0.30%	0.35%	0.30%
Over $500 million	0.30%	0.22%	0.30%	0.22%

For its transfer agent and shareholder services, Schwab is entitled to receive an annual fee payable monthly based on the funds’ average daily net assets described as follows:

			California
	Tax-Free		Tax-Free	California
	YieldPlus	Tax-Free	YieldPlus	Tax-Free
	Fund	Bond Fund	Fund	Bond Fund

Transfer Agent Fees	0.05%	0.05%	0.05%	0.05%
Shareholder Service Fees	0.05%	0.20%	0.05%	0.20%

Although these agreements specify certain fees for these services, CSIM and Schwab have made additional agreements with the funds to limit the total expenses charged, excluding interest, taxes and certain non-routine expenses as follows so long as CSIM serves as the adviser to the Funds:

California
Tax-Free		Tax-Free	California
YieldPlus	Tax-Free	YieldPlus	Tax-Free
Fund	Bond Fund	Fund	Bond Fund

0.49%	0.49%	0.49%	0.49%

Prior to August 6, 2007, such expense limitation for the Investor Shares in the Schwab Tax-Free YieldPlus Fund and Schwab California Tax-Free YieldPlus Fund was 0.64% and the limitation for the Tax-Free Bond Fund was 0.65%.

The funds may make direct transactions with certain other Schwab Funds when practical. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and officers. As of February 29, 2008, the fund’s total security transactions with other Schwab Funds were as follows:

Tax-Free YieldPlus Fund	$296,580
Tax-Free Bond Fund	28,640
California Tax-Free YieldPlus Fund	423,310
California Tax-Free Bond Fund	88,675

Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions within the Schwab Funds. All loans are for temporary or emergency purposes only. The interest rate charged on the loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review of the Board of Trustees of the Schwab Funds. There was no interfund borrowing or lending activity for any fund during the period.

Trustees

Trustees may include people who are officers and/or directors of the investment adviser or Schwab. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these persons for their service as trustees, but it did pay non-interested persons (independent trustees), as noted in each fund’s Statement of Operations.

56

 Schwab Tax-Free Bond Funds

Financial Notes, unaudited (continued)

4. Borrowing from Banks:

The funds may borrow money from banks and custodians. The funds may obtain temporary bank loans through the trust to which they belong, to use for meeting shareholder redemptions or for extraordinary or emergency purposes. The Schwab Funds have custodian overdraft facilities and uncommitted line of credit arrangements of $150 million and $100 million with State Street Corporation, and Bank of America, N.A., respectively. The funds pay interest on the amounts they borrow at rates that are negotiated periodically. There were no borrowings from the line of credit for any funds during the period.

5.	Purchases and Sales of Investment Securities:
(All dollar amounts are x 1,000)

For the period ended February 29, 2008, purchases and sales of securities (excluding short-term obligations and securities sold short) were as follows:

	Purchases of Securities	Sales/Maturities of Securities

Tax-Free YieldPlus Fund	$132,207	$250,802
Tax-Free Bond Fund	28,797	30,605
California Tax-Free YieldPlus Fund	25,130	186,527
California Tax-Free Bond Fund	54,891	45,004

6.	Federal Income Taxes:
(All dollar amounts are x 1,000)

As of August 31, 2007, the following funds had capital loss carry forwards available to offset future net capital gains before the expiration date:

			California
	Tax-Free		Tax-Free	California
	YieldPlus	Tax-Free	YieldPlus	Tax-Free
Expires	Fund	Bond Fund	Fund	Bond Fund

2008	—	—	—	—
2009	—	$584	—	—
2010	—	—	—	—
2012	—	—	—	—
2013	—	—	—	—
2014	$159	—	$476	—
2015	669		1,630

Total	$828	$584	$2,106	$—

For tax purposes, capital loss carry forwards may be used to offset future realized capital gains for federal income tax purposes. Also for tax purposes, realized capital losses occurring after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. As of August 31, 2007, capital losses utilized and capital losses deferred for each fund are as follows:

			California
	Tax-Free		Tax-Free	California
	YieldPlus	Tax-Free	YieldPlus	Tax-Free
	Fund	Bond Fund	Fund	Bond Fund

Deferred capital losses	$601	—	$1,297	$451
Capital losses utilized	—	$454	—	—

 57

Trustees and Officers

The tables below give information as of February 29, 2008, about the trustees and officers for Schwab Investments, which includes the funds covered in this report. The “Fund Complex” includes the Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Laudus Trust, and Laudus Institutional Trust. As of February 29, 2008, the Fund Complex included 73 funds.

The address for all trustees and officers is 101 Montgomery Street, San Francisco, CA 94104. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-800-435-4000.

Independent Trustees
Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Mariann Byerwalter 1960 Trustee (Trustee of Schwab Investments since 2000.)	Chairman of JDN Corporate Advisory LLC.	73	Board 1–Director, Redwood Trust, Inc. Board 2–Director, PMI Group, Inc.

John F. Cogan 1947 Trustee (Trustee of Schwab Investments since 2008.)	Senior Fellow: The Hoover Institution at Stanford University; Stanford Institute for Economic Policy Research; Professor of Public Policy, Stanford University	62	Board 1–Director, Gilead Sciences, Inc. Board 2–Director, Monaco Coach Corporation Board 3–Director, Venture Lending and Leasing, Inc.

William A. Hasler 1941 Trustee (Trustee of Schwab Investments since 2000.)	Dean Emeritus, Haas School of Business, University of California, Berkeley. Until February 2004, Co-Chief Executive Officer, Aphton Corp. (bio-pharmaceuticals).	73	Board 1–Director, Mission West Properties
Board 2–Director, TOUSA
Board 3–Director, Harris-Stratex Networks
Board 4–Director, Genitope Corp.
Board 5– Director, Ditech Networks
			Board 6–Director, Rubicon Limited

Gerald B. Smith 1950 Trustee (Trustee of Schwab Investments since 2000.)	Chairman, Chief Executive Officer and founder of Smith Graham & Co.(investment advisors).	62	Board 1–Board of Cooper Industries Board 2–Chairman of the Audit Committee of Oneok Partners LP

Donald R. Stephens 1938 Trustee (Trustee of Schwab Investments since 1989.)	Managing Partner, D. R. Stephens & Company (investments).	62	None.

Joseph H. Wender 1944 Trustee (Trustee of Schwab Investments since 2008.)	Senior Managing Director, Chairman of the Finance Committee, GSC Group; General Partner, Goldman Sachs & Co., until June 2005.	62	Board 1–Board Member and Chairman of the Audit Committee, Isis Pharmaceuticals

58

Independent Trustees continued
Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Michael W. Wilsey 1943 Trustee (Trustee of Schwab Investments since 1989.)	Chairman, Chief Executive Officer, Wilsey Bennett, Inc. (real estate investment and management, and other investments).	62	None.

Interested Trustees
Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served )	During the Past Five Years	the Trustee	Other Directorships

Charles R. Schwab[2] 1937 Chairman and Trustee (Chairman and Trustee of Schwab Investments since 1989.)	Chairman, Chief Executive Officer and Director, The Charles Schwab Corporation, Charles Schwab & Co., Inc.; Chairman and Director, Charles Schwab Investment Management, Inc., Charles Schwab Bank, N.A.; Chairman and Chief Executive Officer, Schwab (SIS) Holdings Inc. I, Schwab International Holdings, Inc.; Chief Executive Officer and Director, Schwab Holdings, Inc. Through June 2007, Director, U.S. Trust Company, N.A., U.S. Trust Company of New York. Until May 2003, Co-Chief Executive Officer, The Charles Schwab Corporation.	62	None.

Walt Bettinger[2] 1960 Trustee (Trustee of Schwab Investments since 2008.)	President and Chief Operating Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation; Director, Charles Schwab Bank; Executive Vice President and President – Schwab Investor Services, The Charles Schwab Corporation; Executive Vice President and President – Schwab Investor Services, Charles Schwab & Co., Inc.; Chairman and President, Schwab Retirement Plan Services, Inc.; President and Chief Executive Officer, The Charles Schwab Trust Company, Director, Charles Schwab Bank, N.A., Schwab Retirement Plan Services, and Schwab Retirement Technologies.	62	None.

 59

Officers of the Trust
Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

Randall W. Merk 1954 President and Chief Executive Officer (Officer of Schwab Investments since 2007.)	Executive Vice President and President, Investment Management Services, Charles Schwab & Co., Inc.; Executive Vice President, Charles Schwab & Co., Inc. (2002 – present); President and Chief Executive Officer, Charles Schwab Investment Management, Inc. (2007-present); Director, Charles Schwab Asset Management (Ireland) Limited and Charles Schwab Worldwide Funds, plc. From September 2002 to July 2004, Chief Executive Officer and President, Charles Schwab Investment Management, Inc. and Executive Vice President, Charles Schwab & Co., Inc.

George Pereira 1964 Treasurer and Principal Financial Officer (Officer of Schwab Investments since 2004.)	Senior Vice President and Chief Financial Officer, Charles Schwab Investment Management, Inc.; Chief Financial Officer, Laudus Trust and Laudus Institutional Trust; Director, Charles Schwab Worldwide Funds, plc and Charles Schwab Asset Management (Ireland) Limited. Through June 2007, Treasurer, Chief Financial Officer and Chief Accounting Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc. and Excelsior Funds Trust; Chief Financial Officer, Mutual Fund Division, UST Advisors, Inc. From December 1999 to November 2004, Sr. Vice President, Financial Reporting, Charles Schwab & Co. Inc.

Kimon Daifotis 1959 Senior Vice President and Chief Investment Officer-Fixed Income (Officer of Schwab Investments since 2004.)	Senior Vice President and Chief Investment Officer-Fixed Income, Charles Schwab Investment Management, Inc. Prior to 2004, Vice President and Sr. Portfolio Manager, Charles Schwab Investment Management, Inc.

Jeffrey Mortimer 1963 Senior Vice President and Chief Investment Officer-Equities (Officer of Schwab Investments since 2004.)	Senior Vice President and Chief Investment Officer-Equities, Charles Schwab Investment Management, Inc.; Vice President and Chief Investment Officer, Laudus Trust and Laudus Institutional Trust. Prior to 2004, Vice President and Sr. Portfolio Manager, Charles Schwab Investment Management, Inc.

Randall Fillmore 1960 Chief Compliance Officer and AML Officer (Officer of Schwab Investments since 2002.)	Senior Vice President and Chief Compliance Officer, Charles Schwab Investment Management, Inc.; Senior Vice President, Charles Schwab & Co. Inc.; Chief Compliance Officer, Laudus Trust and Laudus Institutional Trust. Through June 2007, Chief Compliance Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior Funds Trust. From 2002 to 2003, Vice President, Charles Schwab & Co., Inc. and Charles Schwab Investment Management, Inc.

Koji E. Felton 1959 Secretary and Chief Legal Officer (Officer of Schwab Investments since 1998.)	Senior Vice President, Chief Counsel and Corporate Secretary, Charles Schwab Investment Management, Inc.; Senior Vice President and Deputy General Counsel, Charles Schwab & Co., Inc. Through June 2007, Chief Legal Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc. and Excelsior Funds Trust.

Catherine MacGregor 1964 Vice President (Officer of Schwab Investments since 2005.)	Vice President, Charles Schwab & Co., Inc. and Charles Schwab Investment Management, Inc., Laudus Trust and Laudus Institutional Trust; since 2006, Chief Counsel, Laudus Trust and Laudus Institutional Trust. Until July 2005, Senior Associate, Paul Hastings Janofsky & Walker LLP.

Cathy Sabo 1964 Vice President (Officer of Schwab Investments since 2005.)	Vice President-Compliance, Charles Schwab Investment Management, Inc., Laudus Trust and Laudus Institutional Trust. Until 2004, Vice President, Client, Sales & Services Controls, Charles Schwab & Co., Inc.

60

Officers of the Trust continued
Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

Michael Haydel 1970 Vice President (Officer of Schwab Investments since 2006.)	Vice President, Asset Management Client Services, Charles Schwab & Co., Inc.; Vice President and AML Officer, Laudus Trust and Laudus Institutional Trust. Until March 2004, Director Charles Schwab & Co., Inc.

[1]	Trustees remain in office until they resign, retire or are removed by shareholder vote. The Schwab Funds retirement policy requires that independent trustees elected after January 1, 2000 retire at age 72 or after 20 years of service as a trustee, whichever comes first. Independent trustees elected prior to January 1, 2000 will retire on the following schedule: Messrs. Stephens and Wilsey will retire on December 31, 2010.

[2]	In addition to their employment with the investment advisor and the distributor, Messrs. Schwab and Bettinger also own stock of The Charles Schwab Corporation. Mr. Schwab and Mr. Bettinger are Interested Trustees because they are employees of Schwab and/or the advisor.

[3]	The President, Treasurer and Secretary hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each other officer serves at the pleasure of the Board.

 61

Glossary

agency discount notes Notes issued by federal agencies—known as Government Sponsored Enterprises, or GSEs—at a discount to their value at maturity. An agency discount note is a short-term investment offering a high degree of credit quality.

Alternative Minimum Tax (AMT) A federal income tax designed to limit the extent to which high-income taxpayers (including individuals, estates, trusts and corporations) can benefit from certain deductions and exemptions. For example, some types of income that are exempt from regular federal income tax are not exempt from the AMT.

asset allocation The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage.

asset-backed securities Bond or other debt securities that represent ownership in a pool of assets such as credit card debt.

asset class A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.

average rate The average rate of interest paid annually by the fixed-income securities in a fund or portfolio.

beta A historical measure of an investment’s volatility relative to a market index (usually the S&P 500®). The index is defined as having a beta of 1.00. Investments with a beta higher than 1.00 have been more volatile than the index; those with a beta of less than 1.00 have been less volatile.

bond A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the “coupon rate”) until a specified date (the “maturity date”), at which time the issuer returns the money borrowed (“principal” or “face value”) to the bondholder. Because of their structure, bonds are sometimes called “fixed income securities” or “debt securities.”

An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond’s market value prior to call or maturity. There is no guarantee that a bond’s yield to call or maturity will provide a positive return over the rate of inflation.

bond fund A bond fund is subject to the same credit, interest rate, and inflation risks as bonds. In addition, a bond fund incurs ongoing fees and expenses. A bond fund’s net asset value will fluctuate with the price of the underlying bonds and the portfolio turnover activity; return of principal is not guaranteed.

call An early repayment of a bond’s principal by the issuer, usually done because the issuer is able to refinance its bond debt at a lower rate.

call protection A term used in reference to a bond that cannot be called by the issuer before maturity, or at least for many years from the present date. A bond that offers call protection can more reliably be expected to provide a given yield over a given number of years than a bond that could be called (assuming both bonds are of the same credit quality).

capital gain, capital loss The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.

certificate of participation A municipal bond that is repaid from an annual budget appropriation rather than being backed by the full faith and credit of the issuer.

coupon, coupon rate The annual rate of interest paid until maturity by the issuer of a debt security.

credit-enhanced securities Securities that are backed by the credit of an entity other than the issuer (such as a financial institution). Credit enhancements, which can equal up to 100% of the security’s value, are designed to help lower the risk of default on a security and may also make the security more liquid.

credit quality The capacity of an issuer to make its interest and principal payments. See chart below.

credit risk The risk that a bond issuer may be unable to pay interest or principal to its bondholders.

discount rate The implied rate on a debt security that does not pay interest but is bought at a discount and redeemed at face value when it matures.

dividend Money from earnings that is distributed to shareholders as a given amount per share.

duration A measure of a bond’s sensitivity to interest rates. Calculations of duration generally take into account the investment’s yield, interest payments, maturity date and call features. Like maturity, duration is expressed in years, but is more accurate than maturity in determining the effect of interest rate movements on a bond investment’s price. The duration of a portfolio equals the market value weighted average of the duration of the bonds held in the portfolio.

Credit Ratings

Most major bond issuers arrange with a recognized independent rating organization, such as Standard & Poor’s (S&P) or Moody’s Investors Service, to rate the creditworthiness of their bonds. The spectrum of these ratings is divided into two major categories: investment grade and below investment grade (sometimes called “junk bonds”). Bonds rated below investment grade range from those that are considered to have some vulnerability to default to those that appear on the brink of default or are in default.

62

expense ratio The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.

general obligation bonds Municipal bonds that are secured by the issuer’s full faith and credit, which typically is backed by the power of the issuer to levy taxes.

interest Payments to bondholders (usually made twice a year) as compensation for loaning the bond principal to the issuer.

interest rate risk The risk that a bond’s value will fluctuate if market interest rates change or are expected to change. Bond prices tend to move in the opposite direction of interest rates: when interest rates rise, bond prices tend to fall.

liquidity-enhanced security A security that when tendered is paid from funds advanced by an entity other than the issuer (such as a large financial institution). Liquidity enhancements are often used on variable-rate securities where the portfolio manager has an option to tender the securities prior to their final maturity.

market risk Those elements of risk that are common to all securities in an asset class, and therefore cannot be significantly reduced by diversification within the asset class. Also known as “systemic risk.”

maturity The date a bond is scheduled to be “retired” and its principal amount returned to the bond holders. Maturity of Investments will generally be determined using the portfolio securities’ final maturity dates. However, for certain securities, maturity will be determined using the securities’ effective maturity date. Except as discussed below, the effective maturity date for a security subject to a put or demand feature is the demand date, unless the security is a variable-rate or floating-rate security. If it is a variable-rate security, its effective maturity date is the earlier of its demand date or next interest rate change date. For variable-rate securities not subject to a put or demand feature and floating-rate securities, the effective maturity date is the next interest rate change date. The effective maturity of mortgage-backed and certain other asset-backed securities are determined on an “expected life” basis by the investment adviser. Additional information relating to maturity is contained in the Schwab Bond Funds’ Statement of Additional Information.

mortgage-backed securities Bond or other debt securities that represent ownership in a pool of mortgage loans.

muni, municipal bonds, municipal securities Debt securities issued by a state, its counties, municipalities, authorities and other subdivisions, or the territories and possessions of the United States and the District of Columbia, including their subdivisions, agencies and instrumentalities and corporations. These securities may be issued to obtain money for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works.

net asset value (NAV) The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding.

outstanding shares, shares outstanding When speaking of a company or mutual fund, indicates all shares currently held by investors.

prepayment risk The risk that a mortgage-backed security may be paid off early, typically because interest rates have fallen and the homeowners who hold the underlying mortgages have refinanced those mortgages at lower rates. In this type of situation, the investor who held the mortgage-backed security will usually have to settle for a lower rate when reinvesting the principal.

restricted securities Securities that are subject to contractual restrictions on resale. These securities are often purchased in private placement transactions.

revenue bonds Municipal bonds that are issued to finance public works projects and are secured by revenue generated by the project (such as water and sewer fees) rather than the full faith and credit of the issuer.

section 4(2)/144A securities Securities exempt from registration under Section 4(2) of the Securities Act of 1933. These securities may be sold only to qualified institutional buyers under Securities Act Rule 144A.

taxable-equivalent yield The yield an investor would need to get from a taxable investment in order to match the yield paid by a given tax-exempt investment, once the effect of all applicable taxes is taken into account. For example, if your tax rate were 25%, a tax-exempt investment paying 4.5% would have a taxable-equivalent yield for you of 6.0% (4.5% ÷ [1 – 0.25%] = 6.0%).

total return The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

weighted average For mutual funds, an average that gives the same weight to each security as the security represents in the fund’s portfolio.

weighted average maturity For mutual funds, the maturity of all the debt securities in its portfolio, calculated as a weighted average. As a rule, the longer a fund’s weighted average maturity, the greater its interest rate risk. Money funds are required to maintain a weighted average maturity of no more than 90 days.

yield The income paid out by an investment, expressed as a percentage of the investment’s market value.

yield to maturity The annualized rate of return a bondholder could expect if the bond were held to maturity. In addition to interest payments, yield to maturity also factors in any difference between a bond’s current price and its principal amount, or face value.

 63

Notes

Schwab Funds® offers you an extensive family of mutual funds, each one based on a clearly defined investment approach and using disciplined management strategies. The list at right shows all Schwab Funds.

Whether you are an experienced investor or just starting out, Schwab Funds can help you achieve your financial goals. An investor should consider a fund’s investment objectives, risks, charges and expenses carefully before investing or sending money. This and other important information can be found in the fund’s prospectus. Please call 1-800-435-4000 for a prospectus and brochure for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.

Proxy Voting Policies, Procedures and Results

A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting Schwab’s website at www.schwab.com/schwabfunds, the SEC’s website at www.sec.gov, or by contacting Schwab Funds at 1-800-435-4000.

Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting Schwab’s website at www.schwab.com/schwabfunds or the SEC’s website at http://www.sec.gov.

The Schwab Funds Family®

Stock Funds
Schwab Premier Equity Fundtm
Schwab Core Equity Fundtm
Schwab Dividend Equity Fundtm
Schwab Large-Cap Growth Fundtm
Schwab Small-Cap Equity Fundtm
Schwab Hedged Equity Fundtm
Schwab Financial Services Fundtm
Schwab Health Care Fundtm
Schwab Fundamental US Large Company Index Fundtm
Schwab Fundamental US Small-Mid Company Index Fundtm
Schwab Fundamental International Large Company Index Fundtm
Schwab Fundamental International Small-Mid Company Index Fundtm
Schwab Fundamental Emerging Markets Index Fundtm
Schwab Global Real Estate Fundtm
Schwab Institutional Select® S&P 500 Fund
Schwab S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab International Index Fund®

Asset Allocation Funds
Schwab Viewpoints Fundtm
Schwab MarketTrack All Equity Portfoliotm
Schwab MarketTrack Growth Portfoliotm
Schwab MarketTrack Balanced Portfoliotm
Schwab MarketTrack Conservative Portfoliotm
Schwab Target 2010 Fund
Schwab Target 2015 Fund
Schwab Target 2020 Fund
Schwab Target 2025 Fund
Schwab Target 2030 Fund
Schwab Target 2035 Fund
Schwab Target 2040 Fund
Schwab Retirement Income Fund

Bond Funds
Schwab YieldPlus Fund®
Schwab Short-Term Bond Market Fundtm
Schwab® Premier Income Fund
Schwab Total Bond Market Fundtm
Schwab GNMA Fundtm
Schwab Inflation Protected Fundtm
Schwab Tax-Free YieldPlus Fundtm
Schwab Tax-Free Bond Fundtm
Schwab California Tax-Free YieldPlus Fundtm
Schwab California Tax-Free Bond Fundtm

Schwab Money Funds
Schwab offers an array of money market funds that seek high current income consistent with safety and liquidity.1 Choose from taxable or tax-advantaged alternatives. Many can be linked to your eligible Schwab account to “sweep” cash balances automatically, subject to availability, when you’re between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments®.

[1]	Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although they seek to preserve the value of your investment at $1 per share, it is possible to lose money

Investment Adviser
Charles Schwab Investment Management, Inc.
101 Montgomery Street, San Francisco, CA 94104
Funds
Schwab Funds®
P.O. Box 3812, Englewood, CO 80155–3812
This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.
© 2006 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC
Printed on recycled paper.
MFR13481-11

Schwab YieldPlus Fund ®

Semiannual Report
February 29, 2008

Select Shares® are available on many Schwab Fundstm

Schwab Funds offers Select Shares, a shares class that carries lower expenses than Investor Sharestm in exchange for higher investment minimums on many of its funds. Select Shares are available for initial purchases of $50,000 or more of a single fund in a single account and for shareholders who add to their existing Investor Share position, bringing the value to or above $50,000. We encourage shareholders to review their portfolio to see if they are eligible to exchange into Select Shares. If you believe you are eligible, you should contact Schwab or your financial intermediary to request a tax-free interclass exchange into Select Shares. Select Shares may not be available through financial intermediaries other than Charles Schwab & Co., Inc.

Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).
Distributor and transfer agent: Charles Schwab & Co., Inc. (Schwab).

Performance at a Glance

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwab.com/schwabfunds.

Total Return for the Report Period

Schwab YieldPlus Fund®

Investor Shares (Ticker Symbol: SWYPX)	-4.01%
Select Shares® (Ticker Symbol: SWYSX)	-3.94%
Benchmark: Lehman Brothers U.S. Short Treasury: 9-12 Months Index[1]	3.86%
Fund Category: Morningstar Ultrashort Bond	0.44%

Performance Details	pages 6-7

Minimum Initial Investment[2]

Investor Shares	$ 100
Select Shares®	$50,000

Expenses may be partially absorbed by fund management. Without these reductions, the fund’s total return would have been lower. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

Source for category information: Morningstar, Inc.

[1]	While the fund may invest in debt instruments that are subject to credit risk (please see the discussion of credit risk in the principal risk section of the prospectus), the Lehman Brothers Short 9-12 Month U.S. Treasury Index includes only U.S. Treasury securities. U.S. Treasury securities are direct obligations of the U.S. government and are backed by the full faith and credit of the United States and are, therefore, considered free of credit risk.

[2]	Please see prospectus for further detail and eligibility requirements.

Schwab YieldPlus Fund 1

From the Chairman

Charles Schwab
Chairman

Dear Shareholder,

For the past several months, the financial markets have been struggling to overcome problems that arose initially out of declining home prices and a collapse in the subprime mortgage market, along with larger economic issues including a drop in the value of the dollar globally, heightened risk of inflation, and the threat of recession.

These developments created significant liquidity issues for some securities held in the YieldPlus Fund. These securities were generally highly rated when purchased by the fund, but suffered significant declines in value over the last several months, as a result of their lack of liquidity.

In the pages that follow, the YieldPlus Fund management team discusses in greater detail the economic environment as well as the specifics of the YieldPlus Fund’s performance.

Sincerely,

2 Schwab YieldPlus Fund

From the President

Randall W. Merk is President and CEO of Charles Schwab Investment Management, Inc. and the fund covered in this report. He joined the firm in 2002 and has held a variety of executive positions at Schwab.

Dear Shareholder,

The latter half of 2007 and the beginning of 2008 marked times of extreme volatility in many sectors of the economy. Credit quality and liquidity concerns that at first seemed contained to the subprime lending market have since resulted in myriad broad-market disruptions. Particularly, instability within mortgage and asset-backed fixed income markets combined with a continued fall in housing prices created extraordinarily tight lending conditions and a difficult investment environment.

Within our Taxable Bond Funds, the YieldPlus Fund was particularly affected by these deteriorating market conditions, and the decline in the fund’s net asset value (NAV) has been disappointing. In our view, this decline has been more the result of the unprecedented market illiquidity, and less about the underlying credit quality, or fundamentals of the portfolio. For a further explanation of the fund’s performance, I would like to direct you to the managers’ discussion in this report.

During these times of market uncertainty, we encourage you to seek the guidance and advice of your Schwab financial consultant or your independent investment advisor to ensure that your portfolio allocations represent your goals and tolerance for risk. Our Schwab Fixed Income Specialists can be reached at 1-877-563-7818, while our Client Service Specialists are available at 1-800-435-4000.

Sincerely,

Schwab YieldPlus Fund 3

The Investment Environment

Kimon Daifotis, CFA, a senior vice president and chief investment officer, fixed income, has overall responsibility for the management of the fund.

As overall U.S. economic growth slowed, disruptions in the financial markets over the last several months have proven to be some of the most dramatic in recent memory. Problems in housing and credit markets continued to weigh on investor confidence as illiquidity and credit quality concerns spread into the broader marketplace. Volatility within fixed income markets, particularly within non-U.S. Treasury securities, catalyzed by the perception of risk and mass selling of bonds, contributed to an increase in market pessimism and depressed security prices.

Leading economic indicators, such as Gross Domestic Product (GDP), employment, and consumer prices, revealed diminishing overall economic growth and several contracting sectors. Real GDP—the output of goods and services produced in the United States adjusted for inflation—grew at an annual rate of 0.6% in the fourth quarter of 2007, compared to a 4.9% increase in the third quarter. From December through the end of February, private sector employment declined by 141,000 jobs, while the unemployment rate rose above 5% during the reporting period. Consumer prices, including food and energy, rose by 3.9% in the fourth quarter. The rise in prices, coupled with job loss and diminished growth, acted to depress consumer confidence.

Over the last several months, the decline in the value of the U.S. dollar in conjunction with broad-spectrum increases in commodity prices contributed to concerns over inflation and the strength of the U.S. economy. Since peaking in early 2002, the U.S. dollar has declined in value by more than 40% relative to the Euro and 20% relative to broad trade-weighted currency indexes. While this decline has stimulated exports and curtailed imports, it has also worked to drive an increase in commodity prices. From January 2007 through the end of the period, commodity prices have increased more than 25% as measured by the Dow Jones-AIG Commodity Index, with gold and oil breaking $1,000 and $100 price thresholds, respectively, for the first time.

Housing and the subprime mortgage crisis were among the primary forces that contributed to broader market volatility and investor pessimism throughout the period. After many years of sustained growth, housing prices fell dramatically as supply began to outpace demand. Subprime borrowers, those with below average credit ratings, were disproportionately affected in the housing market correction. Although subprime adjustable rate mortgages accounted for just 6.8% of outstanding loans in the U.S., they represented 43% of foreclosures in the third quarter of 2007. With the increase in defaults on subprime loans, the prices of asset-backed and mortgage-backed securities in the market declined, despite the fact that subprime represented only a fraction of the sector.

In this environment, investors became increasingly risk adverse. Even securities that carried triple-A credit ratings declined in price. Seeking the safety of government-backed debt,

 Yield Curve: Average Yields of AAA Securities of Seven Maturities

This chart shows where yields stood at the beginning of the report period and at the end of the period. For debt securities of comparable quality, those with longer maturities typically pay higher interest rates, in part because they are presumed to carry higher risk.

Data source: Bloomberg L.P.

4 Schwab YieldPlus Fund

The Investment Environment continued

investors migrated to U.S. Treasuries. Correspondingly, prices of non-U.S. Treasury fixed income securities sank on depressed demand, while yields rose. As the housing crisis deepened and economic indicators pointed toward impending recession, pessimism and selling continued.

In the early part of 2008, the municipal bond market became volatile as demand for auction rate securities and variable rate demand notes, among others, decreased. Yields on short-term double-A rated debt rose substantially, while even long-term municipal bonds of the highest quality reached yields of 6%. As auctions failed and the ability to turnover short-term debt became uncertain, many institutions and hedge funds were forced to sell securities to meet certain portfolio requirements. This selling created more illiquidity in the market and drove demand down even further.

In response to mounting market volatility and illiquidity across the broader marketplace, the Federal Reserve initiated a number of market control mechanisms designed to bolster investor confidence. During the reporting period, the Fed cut interest rates from 5.25% to 3.00% attempting to restore liquidity to the market by making lending more attractive. Additionally, major banks and other lending institutions in the private sector took measures to shore up riskier portions of their portfolios and encourage stricter borrowing standards in order to prevent further defaults and credit downgrades.

 Yields of U.S. Treasury Securities: Effective Yields of Three-Month, Two-Year and Ten-Year Treasuries

Yields, or interest rates, represent the cost of borrowing money. Rapid economic growth, waning investor interest in bonds, an increase in the issuance of bonds, or the expectation of higher inflation can drive rates up, while the opposite conditions can push rates down.

Data source: Bloomberg L.P.

Nothing in this report represents a recommendation of a security by the investment adviser.

Manager views and portfolio holdings may have changed since the report date.

Schwab YieldPlus Fund 5

Schwab YieldPlus Fund®

Kimon Daifotis, CFA, a senior vice president and chief investment officer, fixed income, has overall responsibility for management of the fund.

Matthew Hastings, CFA, managing director and portfolio manager, has day-to-day co-responsibility for the management of the fund.

Steven Hung, managing director and portfolio manager, has day-to-day co-responsibility for the management of the fund.

Alfonso Portillo, managing director and portfolio manager, has day-to-day co-responsibility for the management of the fund.

The Schwab YieldPlus Fund Investor Shares declined 4.01% during the period, underperforming the benchmark Lehman Brothers U.S. Short Treasury: 9-12 Months Index, which returned 3.86%. The fund was impacted by deteriorating market conditions, in which many non-U.S. Treasury securities were subjected to downward pricing pressures. Risk aversion, deleveraging, and downgrades in the fixed income markets led to a corresponding rush to raise cash and maintain liquidity. As a result, many high quality securities were selling at depressed prices.

The desire for safety during this crisis led investors primarily to U.S. Treasuries, while other traditional safe havens, such as Agency securities, did not offer the same level of security. Managing risk and liquidity through sector diversification became difficult as many non-U.S. Treasury asset classes were affected by downward repricing. As a result, U.S. Treasuries outperformed all other fixed income sectors during the period.

In this environment, the fund experienced a decline in its share price. During the period, disruptions in fixed income markets froze liquidity and drove down the prices of securities held by the fund. In addition, an increase in redemption requests forced the fund to sell securities into a highly illiquid market at sharply lower prices.

As of 2/29/08:

 Portfolio Composition % of Investments

These tables show three different views of the fund’s portfolio: by type of security, credit quality of the security and remaining maturity.

By Security Type

Mortgage-Backed Securities	46.8%

Corporate Bonds	31.8%
Commercial Paper & Other

Corporate Obligations	10.6%

Asset-Backed Obligations	9.3%

Preferred Stock	1.5%

By Credit Quality 1

AAA	46.5%

AA	19.6%

A	14.7%

BBB	6.2%

BB	2.6%

Short-Term Ratings	10.4%

Weighted Average

Credit Quality	AA

By Maturity

0-6 months	63.7%

7-18 months	0.2%

19-30 months	4.0%

More than 30 months	32.1%

Weighted Average Maturity	1.2 yrs
Weighted Average Effective

Duration	1.3 yrs

Portfolio holdings may have changed since the report date.

[1]	Based on ratings from Moody’s. Where Moody’s ratings are not available, Standard & Poor’s ratings are used. The fund may use different ratings provided by other ratings agencies for purposes of determining compliance with the fund’s investment policies.

6 Schwab YieldPlus Fund

 Schwab YieldPlus Fund®

Performance Summary as of 2/29/08

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwab.com/schwabfunds.

Performance of a Hypothetical
$10,000 Investment1

Performance of a Hypothetical
$50,000 Investment1

 Average Annual Total Returns1,2,3

Class and Inception Date	6 Months	1 Year	5 Years	Since Inception

Investor Shares (10/1/99)	-4.01%	-4.27%	1.89%	3.08%
Select Shares (10/1/99)	-3.94%	-4.13%	2.04%	3.23%
Benchmark: Lehman Brothers U.S. Short Treasury: 9-12 Months Index [4]	3.86%	6.80%	3.32%	4.03%
Fund Category: Morningstar Ultrashort Bond	0.44%	1.37%	2.44%	3.53%

Fund Expense Ratios5: Investor Shares: 0.58% / Select Shares: 0.43%

 Style Assessment6

 Yields1,3

30-Day SEC Yield
Investor Shares	5.28%
Select Shares	5.43%

12-Month Distribution Yield
Investor Shares	5.76%
Select Shares	5.92%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc.
[3]	Fund expenses may have been partially absorbed by CSIM and Schwab. Without these reductions, the total return may have been lower.
[4]	While the fund may invest in debt instruments that are subject to credit risk (please see the discussion of credit risk in the principal risk section of the prospectus), the Lehman Brothers Short 9-12 Months U.S. Treasury Index includes only U.S. Treasury securities. U.S. Treasury securities are direct obligations of the U.S. government and are backed by the full faith and credit of the United States and are, therefore, considered free of credit risk.
[5]	Per prospectus effective 11/15/07.
[6]	Source: Morningstar, Inc. Interest rate sensitivity and credit quality are two main components of bond performance. The assessment reflects the fund’s portfolio as of 2/29/08 and is not a precise indication of risk or performance–past, present or future. Definitions of style assessments: Sensitivity (measured as duration): short, up to 3.5 years; Medium, more than 3.5 years to less than six years; Long, six years or greater. Credit quality: High, AA or better; Medium, A or BBB; Low, BB or lower.

Schwab YieldPlus Fund 7

Fund Expenses (Unaudited)

 Examples for a $1,000 Investment

As a fund shareholder, you incur two types of costs: transaction costs, such as redemption fees; and, ongoing costs, such as management fees, transfer agent and shareholder services fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six-months beginning September 1, 2007 and held through February 29, 2008.

Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund or share class under the heading entitled “Expenses Paid During Period”.

Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s or share class’ actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

			Ending
		Beginning	Account Value	Expenses Paid
	Expense Ratio[1]	Account Value	(Net of Expenses)	During Period[2]
	(Annualized)	at 9/1/07	at 2/29/08	9/1/07 - 2/29/08

Schwab YieldPlus Fund®
Investor Shares
Actual Return	0.59%	$1,000	$959.87	$2.88
Hypothetical 5% Return	0.59%	$1,000	$1,021.93	$2.97
Select Shares®
Actual Return	0.44%	$1,000	$960.59	$2.14
Hypothetical 5% Return	0.44%	$1,000	$1,022.68	$2.21

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in Financial Highlights.

[2]	Expenses for each fund or share class are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 182 days of the period, and divided by 366 days of the fiscal year.

8 Schwab YieldPlus Fund

Schwab YieldPlus Fund®

Financial Statements

Financial Highlights

	9/1/07-		9/1/06-	9/1/05-	9/1/04-	9/1/03-	9/1/02-
Investor Shares	2/29/08*		8/31/07	8/31/06	8/31/05	8/31/04	8/31/03

Per Share Data ($)

Net asset value at beginning of period	9.41		9.67	9.68	9.71	9.70	9.75

Income (loss) from investment operations:
Net investment income (loss)	0.25		0.51	0.45	0.29	0.24	0.30
Net realized and unrealized gains (losses)	(0.62)		(0.26)	(0.01)	(0.02)	0.01	(0.02)

Total from investment operations	(0.37)		0.25	0.44	0.27	0.25	0.28
Less distributions:
Distributions from net investment income	(0.25)		(0.51)	(0.45)	(0.30)	(0.24)	(0.33)

Net asset value at end of period	8.79		9.41	9.67	9.68	9.71	9.70

Total return (%)	(4.01)[1]		2.59	4.64	2.82	2.63	2.95

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.59	[2]	0.58	0.58	0.59	0.59	0.59
Gross operating expenses	0.59	[2]	0.58	0.58	0.59	0.59	0.59
Net investment income (loss)	5.42	[2]	5.27	4.62	3.00	2.43	3.08
Portfolio turnover rate	44	[1]	188	54	76	89	109
Net assets, end of period ($ x 1,000,000)	696		1,145	886	741	639	410

	9/1/07-		9/1/06-	9/1/05-	9/1/04-	9/1/03-	9/1/02-
Select Shares	2/29/08*		8/31/07	8/31/06	8/31/05	8/31/04	8/31/03

Per Share Data ($)

Net asset value at beginning of period	9.41		9.66	9.68	9.70	9.70	9.75

Income (loss) from investment operations:
Net investment income (loss)	0.25		0.52	0.46	0.30	0.25	0.32
Net realized and unrealized gains (losses)	(0.61)		(0.24)	(0.02)	(0.01)	0.01	(0.02)

Total from investment operations	(0.36)		0.28	0.44	0.29	0.26	0.30
Less distributions:
Distributions from net investment income	(0.26)		(0.53)	(0.46)	(0.31)	(0.26)	(0.35)

Net asset value at end of period	8.79		9.41	9.66	9.68	9.70	9.70

Total return (%)	(3.94)[1]		2.85	4.69	3.08	2.67	3.10

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.44	[2]	0.43	0.43	0.44	0.45	0.44
Gross operating expenses	0.44	[2]	0.43	0.43	0.44	0.45	0.44
Net investment income (loss)	5.59	[2]	5.42	4.80	3.18	2.57	3.23
Portfolio turnover rate	44	[1]	188	54	76	89	109
Net asset, end of period ($ x 1,000,000)	4,196		9,552	7,319	5,091	3,030	1,476

* Unaudited.
1 Not annualized.
2 Annualized.

See financial notes 9

 Schwab YieldPlus Fund

Portfolio Holdings as of February 29, 2008 (Unaudited)

This section shows all the securities in the fund’s portfolio and their value as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwab.com/schwabfunds.

For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued) and the maturity date shown is the stated legal maturity. For variable-rate obligations, the rate shown is the rate as of the report date, and the maturity date shown is the next interest rate change date.

			Cost	Value
Holdings by Category			($ x 1,000)	($ x 1,000)

34.0%		Corporate Bonds	1,854,977	1,662,591
10.0%		Asset-Backed Obligations	537,595	489,630
50.1%		Mortgage-Backed Securities	2,525,886	2,450,323
1.5%		Preferred Stock	78,798	76,595
11.4%		Short-Term Investments	556,343	556,459

107.0%		Total Investments	5,553,599	5,235,598
(1	.2)%	Short Sales	(59,493)	(59,468)
(5	.8)%	Other Assets and Liabilities		(284,397)

100.0%		Net Assets		4,891,733

Security	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Corporate Bonds 34.0% of net assets

Finance 28.3%

Banking 21.1%
Abbey National plc
6.70%, 06/15/08 (a)(b)	2,200	2,098
AGFirst Farm Credit Bank
6.59%, 06/15/08 (a)(b)(c)(d)	25,000	21,678
Artesia Overseas Ltd.
3.84%, 05/27/08 (a)(b)	10,000	10,067
CoBank ACB
5.59%, 03/17/08 (a)(b)(c)(d)	67,000	57,125
Credit Suisse Guernsey
3.76%, 05/15/08 (a)(b)(d)	275,000	237,531
DBS Bank Ltd./Singapore
3.29%, 05/16/08 (a)(b)(c)	41,000	38,246
DBS Capital Funding Corp.
7.66%, 03/15/11 (a)(b)(c)(d)	24,500	26,765
Deutsche Bank Capital Trust
6.63%, 03/31/08 (a)	48,400	51,019
Deutsche Bank Capital Trust III
6.74%, 03/31/08 (a)(b)	10,000	9,425
Fleet Capital Trust V
5.97%, 03/18/08 (a)(b)(d)	42,600	41,487
Glitnir Banki HF
4.42%, 04/18/08 (a)(d)	15,000	13,012
Natexis Ambs Co., LLC
8.44%, 06/30/08 (a)(b)(c)(d)	53,370	54,281
RBS Capital Trust IV
5.63%, 03/31/08 (a)(b)(d)	233,765	200,449
Republic New York Corp.
3.50%, 07/31/08 (a)(b)(d)	44,700	43,662
Societe Generale
5.40%, 04/07/08 (a)(b)(c)	200,000	172,250
Unicredito Italiano Capital Trust II
9.20%, 10/05/10 (a)(b)(c)(d)	48,086	52,557

		1,031,652

Brokerage 1.8%
Goldman Sachs Capital Trust III
5.89%, 03/03/08 (a)(b)(d)	50,000	38,562
Lehman Brothers Holdings E-Capital Trust I
3.85%, 05/19/08 (a)(b)(d)	58,000	47,699

		86,261

Finance Company 1.3%
HSBC Finance Capital Trust IX
5.91%, 11/30/15 (a)(b)(d)	6,600	6,008
ILFC E-Capital Trust I
5.90%, 12/21/10 (a)(b)(c)	43,495	38,779
SLM Corp.
5.08%, 03/17/08 (a)(c)	20,000	19,601

		64,388

Insurance 4.1%
Mantis Reef Ltd.
4.69%, 11/14/08 (b)(c)(d)	53,970	54,423
Oil Insurance Ltd.
7.56%, 06/30/11 (a)(b)(c)(d)	71,375	66,699
XL Financial Assurance Ltd. - Twin Reefs Pass-Through
4.17%, 03/10/08 (a)(b)(c)(d)	25,636	5,159
ZFS Finance USA Trust III
6.14%, 03/15/08 (a)(b)(c)(d)	78,050	75,124

		201,405

		1,383,706

Industrial 5.7%

Communications 0.6%
Alamosa Delaware, Inc.
8.50%, 01/31/12 (b)(d)	24,718	22,251
Time Warner Entertainment Co.
10.15%, 05/01/12	4,250	4,985

		27,236

Consumer Cyclical 4.6%
CVS Caremark Corp.
6.30%, 06/01/08 (a)(b)(d)	90,000	85,456
Seminole Tribe of Florida
5.80%, 10/01/13 (c)(d)	5,510	5,836
Toll Corp.
8.25%, 02/01/11 (b)(d)	92,500	87,412
8.25%, 12/01/11 (b)(d)	50,000	46,625

		225,329

10 See financial notes

 Schwab YieldPlus Fund

Portfolio Holdings (Unaudited) continued

Security	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Energy 0.5%
Delek & Avner-Yam Tethys Ltd.
4.34%, 05/01/08 (a)(b)(c)(d)	26,351	26,320

		278,885

Total Corporate Bonds (Cost $1,854,977)		1,662,591

Asset-Backed Obligations 10.0% of net assets
ACE Securities Corp.
Series 2004-FM1 Class M1
4.04%, 03/25/08 (a)(b)(d)	7,422	6,855
Series 2002-HE1 Class M2
4.94%, 03/25/08 (a)(b)(d)	684	175
Ameriquest Mortgage Securities, Inc.
Series 2004-R10 Class M1
3.84%, 03/25/08 (a)(b)(d)	9,550	8,406
Series 2003-IA1 Class M2
5.03%, 03/25/08 (a)(b)(d)	1,763	1,505
Series 2003-AR3 Class M2
6.45%, 03/25/08 (a)(b)(d)	2,065	2,021
Amortizing Residential Collateral Trust
Series 2002-BC1 Class M2
4.24%, 03/25/08 (a)(b)(d)	983	454
Argent Securities, Inc.
Series 2003-W9 Class M2
4.86%, 03/25/08 (a)(b)(d)	16,736	15,303
Aria CDO I (Jersey) Ltd.
Series 1A-3 Class B1U5
6.28%, 04/07/08 (a)(b)(c)(d)(f)	53,600	53,581
Asset Backed Funding Certificates
Series 2004-OPT2 Class M1
3.69%, 03/25/08 (a)(b)(d)	16,969	15,126
Series 2003-AHL1 Class M1
3.99%, 03/25/08 (a)(b)(d)	6,322	5,964
Series 2003-WMC1 Class M1
4.11%, 03/25/08 (a)(b)(d)	1,625	1,526
Series 2004-OPT2 Class M2
4.14%, 03/25/08 (a)(b)(d)	11,676	9,600
Series 2003-OPT1 Class M2
4.69%, 03/25/08 (a)(b)(d)	993	829
Series 2004-HE1 Class M2
4.86%, 03/25/08 (a)(b)(d)	9,224	8,282
Series 2004-HE1 M8
6.64%, 03/25/08 (a)(b)(d)	298	65
Asset Backed Securities Corp. Home Equity
Series 2002-H3 Class M2
5.36%, 03/17/08 (a)(b)(d)	2,838	2,435
Series 2003-HE1 Class M2
6.65%, 03/17/08 (a)(b)(d)	11,098	10,925
Bear Stearns Asset Backed Securities, Inc.
Series 2004-HE6 Class M1
3.71%, 03/25/08 (a)(b)(d)	3,095	2,851
Series 2003-2 Class M2
5.14%, 03/25/08 (a)(b)(d)	3,245	2,838
CDC Mortgage Capital Trust
Series 2003-HE1 Class M1
4.49%, 03/25/08 (a)(b)(d)	12,810	11,532
Centex Home Equity
Series 2003-B Class M1
3.84%, 03/25/08 (a)(b)(d)	15,555	14,414
Series 2003-B Class M2
4.84%, 03/25/08 (a)(b)(d)	2,036	1,675
Chase Funding Mortgage Loan Asset-Backed
Series 2001-3 Class 2M2
4.61%, 03/25/08 (a)(b)(d)	39	20
Chec Loan Trust
Series 2004-2 Class M1
3.78%, 03/25/08 (a)(b)(d)	8,750	8,137
CIT Marine Trust
Series 1999-A Class C1
6.25%, 11/15/19 (b)(d)(e)	1,158	1,115
Countrywide Asset-Backed Certificates
Series 2004-6 Class M2
3.79%, 03/25/08 (a)(b)(d)	12,916	10,889
Series 2004-10 Class MV5
4.24%, 03/25/08 (a)(b)(d)	897	826
Series 2002-6 Class M1
4.79%, 03/25/08 (a)(b)(d)	843	735
Series 2002-6 Class M2
5.24%, 03/25/08 (a)(b)(d)	826	583
Series 2003-2 Class M2
5.76%, 03/26/08 (a)(b)(d)	79	72
Series 2005-2N Class N
4.50%, 08/25/36 (c)(d)	79	76
Distribution Financial Services
Series 2001-1 Class D
7.73%, 11/15/22 (b)(d)	8,250	7,675
Finance America Mortgage Loan
Series 2004-3 Class M1
3.72%, 03/25/08 (a)(b)(d)	11,610	10,505
Series 2004-1 Class M4
3.99%, 03/25/08 (a)(b)(d)	4,000	3,578
First Alliance Mortgage Loan Trust
Series 1998-3 Class A4
3.61%, 03/20/08 (a)(b)(d)	104	101
First Franklin Mortgage Loan
Series 2003-FF3 Class M4
8.01%, 03/25/08 (a)(b)(d)	268	6
Fremont Home Loan Trust
Series 2003-B Class M1
4.19%, 03/25/08 (a)(b)	9,685	9,154
Series 2004-A Class M2
4.86%, 03/25/08 (a)(b)(d)	691	616
Series 2003-B Class M2
5.57%, 03/25/08 (a)(b)(d)	2,338	2,101
Series 2003-A Class M2
5.72%, 03/25/08 (a)(b)(d)	1,182	988
Galena CDO I (Cayman No. 1) Ltd.
Series I-A Class B1U7
5.11%, 07/11/08 (a)(d)(f)	12,000	8,846
Home Equity Asset Trust
Series 2004-8 Class M1
3.72%, 03/25/08 (a)(b)(d)	14,113	12,932
Series 2003-3 Class M2
5.51%, 03/25/08 (a)(b)(d)	558	254
Indymac Home Equity Loan Trust
Series 2004-B Class M4
4.29%, 03/25/08 (a)(b)(d)	14,500	12,638
Long Beach Mortgage Loan Trust
Series 2003-4 Class M2
4.89%, 03/25/08 (a)(b)(d)	7,022	6,162
Series 2003-4 Class M3
5.29%, 03/25/08 (a)(b)	76	46

See financial notes 11

 Schwab YieldPlus Fund

Portfolio Holdings (Unaudited) continued

Security	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Series 2003-2 Class M3
6.51%, 03/25/08 (a)(b)	388	319
Mastr Asset Backed Securities
Series 2003-WMC2 Class M1
4.19%, 03/25/08 (a)(b)	539	511
Series 2003-OPT1 Class M2
5.91%, 03/25/08 (a)(b)	12,500	12,207
Series 2002-OPT1 Class M2
6.06%, 03/25/08 (a)(b)	4,563	4,566
Merrill Lynch Mortgage Investors, Inc.
Series 2003-WWC3 Class M3
5.61%, 03/25/08 (a)(b)	1,021	951
Morgan Stanley ABS Capital I
Series 2004-HE8 Class M1
3.78%, 03/25/08 (a)(b)(d)	10,000	9,820
Series 2003-HE3 Class M1
3.82%, 03/25/08 (a)(b)(d)	9,403	8,301
Series 2004-HE9 Class M4
4.14%, 03/25/08 (a)(b)(d)	15,000	12,735
Series 2003-NC6 Class M1
4.34%, 03/25/08 (a)(b)(d)	13,918	12,846
New Century Home Equity Loan Trust
Series 2004-3 Class M1
3.76%, 03/25/08 (a)(b)(d)	10,523	9,865
Novastar Home Equity Loan
Series 2005-1 Class M4
3.82%, 03/25/08 (a)(b)(d)	8,000	6,611
Series 2003-4 Class M1
3.85%, 03/25/08 (a)(b)(d)	9,903	9,025
Series 2003-2 Class M1
3.89%, 03/25/08 (a)(b)(d)	8,896	8,608
Series 2003-3 Class M1
3.89%, 03/25/08 (a)(b)(d)	16,036	14,587
Series 2003-3 Class M2
4.79%, 03/25/08 (a)(b)(d)	2,894	2,464
Series 2003-1 Class M2
5.14%, 03/25/08 (a)(b)(d)	2,692	1,723
Ocwen Advance Receivables Backed Notes
Series 2006-1A
5.34%, 11/24/15 (b)(c)(d)	30,000	27,750
ODIN CDO I (Cayman Islands) Ltd.
Series 1A Class B1U5
6.01%, 04/11/08 (a)(c)(d)(f)	20,000	19,950
Option One Mortgage Loan Trust
Series 2003-2 Class M1
3.79%, 03/25/08 (a)(b)(d)	3,601	3,259
Series 2002-6 Class M2
5.69%, 03/25/08 (a)(b)	35	28
Series 2003-1 Class M2
6.06%, 03/25/08 (a)(b)	80	40
Option One Mortgage Securities Corp. NIM Trust
Series 2005-3A Class N1
5.44%, 08/25/35 (c)(d)	1,287	29
Park Place Securities, Inc.
Series 2004-MHQ1 Class M1
3.84%, 03/25/08 (a)(b)(d)	14,000	12,583
Residential Asset Securities Corp.
Series 2004-KS2 Class M22
4.64%, 03/25/08 (a)(b)(d)	1,297	1,172
Specialty Underwriting & Residential Finance
Series 2004-BC1 Class M1
3.65%, 03/25/08 (a)(b)(d)	8,949	8,320
Structured Asset Investment Loan Trust
Series 2003-BC7 Class M2
5.76%, 03/25/08 (a)(b)(d)	1,966	1,725
USXL Funding LLC
Series 2006-1A Class A
5.38%, 04/15/14 (b)(c)(d)(e)	26,817	25,218

Total Asset-Backed Obligations (Cost $537,595)		489,630

Mortgage-Backed Securities 50.1% of net assets

Collateralized Mortgage Obligations 40.4%
ABN Amro Mortgage Corp.
Series 2003-9 Class A2
4.50%, 08/25/18 (b)(d)	3,981	4,027
Adjustable Rate Mortgage Trust
Series 2005-7 Class 2AX
0.27%, 03/01/08 (a)(b)(d)(g)	88,596	244
Series 2007-1 Class 4A1
5.94%, 03/01/08 (a)(b)(d)	46,119	43,371
American Home Mortgage Investment Trust
Series 2007-A Class 13A1
6.10%, 07/20/10 (a)(b)(c)(d)	62,974	62,037
Series 2005-3 Class 2A3
4.99%, 08/25/10 (a)(b)(d)	25,000	25,005
Banc of America Funding Corp.
Series 2006-A Class 3A1
5.88%, 03/01/08 (a)(b)(d)	68,868	61,923
Bear Stearns Adjustable Rate Mortgage Trust
Series 2004-12 Class 1A1
6.67%, 03/01/08 (a)(b)	455	456
Bear Stearns Alt-A Trust
Series 2006-1 Class 23A1
5.66%, 03/01/08 (a)(b)	1,082	909
Citigroup Mortgage Loan Trust, Inc.
Series 2006-AR3 Class 2A4A
5.90%, 03/01/08 (a)(b)	57,785	55,179
Series 2006-AR5 Class 2A4A
6.46%, 03/01/08 (a)(b)(d)	8,583	7,912
Citimortgage Alternative Loan Trust
Series 2006-A7 Class 1A12
6.00%, 12/25/36 (b)(d)	33,778	34,221
Series 2007-A2 Class 1A13
5.75%, 02/25/37 (b)(d)	28,735	28,945
Countrywide Alternative Loan Trust
Series 2005-51 Class 3AB1
3.32%, 03/20/08 (a)(b)(d)	1,113	1,103
Series 2004-J7 Class 1A6
5.01%, 12/01/08 (a)(b)(d)	9,764	9,778
Series 2007-HY3 Class 1A1
5.99%, 02/25/12 (a)(b)(d)	35,365	32,486
Series 2005-J1 Class 3A1
6.50%, 08/25/32 (b)(d)	7,734	7,966
Series 2003-21T1 Class A2
5.25%, 12/25/33 (b)	953	966
Series 2004-30CB Class 1A2
4.25%, 02/25/35 (b)(d)	2,878	2,936
Series 2005-1CB Class 1A1
5.00%, 03/25/35 (b)(d)	10,457	10,314
Series 2005-21CB Class A3
5.25%, 06/25/35 (b)(d)	47,782	45,406

12 See financial notes

 Schwab YieldPlus Fund

Portfolio Holdings (Unaudited) continued

Security	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Series 2005-75CB Class A3
5.50%, 01/25/36 (b)(d)	3,475	3,510
Series 2006-41 Class 2A14
6.00%, 01/25/37 (b)(d)	43,169	43,749
Series 2007-2CB Class 1A1
5.75%, 03/25/37 (b)	27	28
Series 2007-2CB Class 2A13
5.75%, 03/25/37 (b)(d)	42	43
Countrywide Home Loan
Series 2005-HYB2 Class 1A4
6.01%, 03/01/08 (a)(b)(d)	1,230	1,089
Credit Suisse Mortgage Capital Certificates
Series 2006-2 Class 3A1
6.50%, 03/25/36 (b)(d)	8,336	8,354
Series 2006-6 Class 1A8
6.00%, 07/25/36 (b)(d)	46,944	47,487
Series 2006-7 Class DX
7.00%, 08/25/36 (b)(g)	4,496	524
Series 2007-2 Class 2A1
5.00%, 03/25/37 (b)(d)	43,792	43,702
Series 2007-3 Class AP
0.00%, 04/25/37 (b)(h)	1,863	1,175
Series 2007-3 Class 3A1
5.00%, 04/25/37 (b)(d)	17,815	17,225
CS First Boston Mortgage Securities Corp.
Series 2004-AR3 Class 3A1
6.59%, 03/01/08 (a)(b)	5,599	5,623
Series 2002-AR28 Class 1A2
7.13%, 03/01/08 (a)(b)(d)	219	218
Series 2003-8 Class 3A3
5.50%, 04/25/33 (b)(d)	8,468	8,111
Series 2003-29 Class 1A1
6.50%, 12/25/33 (b)(d)	3,123	3,190
Series 2004-8 Class DX
6.00%, 12/25/34 (b)(g)	2,871	325
Series 2005-10 Class DX2
6.00%, 11/25/35 (b)(g)	8,430	754
Series 2005-12 Class 6A1
6.00%, 01/25/36 (b)	313	305
Deutsche Alternative Asset Securities, Inc.
Series 2006-AR5 Class 22A
5.50%, 10/25/21 (b)(d)	17,232	16,294
Series 2006-AR5 Class 23A
6.00%, 10/25/21 (b)(d)	29,993	28,394
Series 2005-6 Class 1A3
5.50%, 12/25/35 (b)(d)	28,488	28,930
Deutsche Mortgage Securities, Inc.
Series 2004-3 Class 1A7
3.75%, 05/27/09 (a)(b)(d)	4,955	4,922
Fifth Third Mortgage Loan Trust
Series 2002-FTB1 Class 2A1
6.28%, 03/01/08 (a)(b)(d)	1,115	1,114
Harborview Mortgage Loan Trust
Series 2006-6 Class X1
4.83%, 03/01/08 (a)(b)(d)(g)	4,198	5
Indymac Index Mortgage Loan Trust
Series 2007-AR1 Class 2A1
5.71%, 03/01/08 (a)(b)(d)	53,307	48,443
Series 2007-AR7 Class 2A1
5.81%, 03/01/08 (a)(b)(d)	57,027	51,814
Series 2007-AR1 Class 3A1
5.99%, 03/01/08 (a)(b)(d)	121,513	112,869
Series 2007-AR5 Class 2A1
6.11%, 03/01/08 (a)(b)(d)	117,063	107,114
JP Morgan Alternative Loan Trust
Series 2007-A1 Class 2A1
5.91%, 03/01/08 (a)(b)(d)	105,147	98,802
Series 2006-A1 Class 4A1
6.03%, 03/01/08 (a)(b)(d)	18,145	16,771
Series 2006-A4 Class A1
5.95%, 09/14/09 (a)(b)(d)	81,938	80,664
Series 2006-A6 Class 2A1
5.50%, 12/31/09 (a)(b)(d)	42,733	41,312
Series 2006-S1 Class 1A16
6.00%, 03/25/36 (b)(d)	20,539	20,899
JP Morgan Mortgage Trust
Series 2007-A2 Class 3A3
5.86%, 03/01/08 (a)(b)	6,165	6,040
Lehman XS Trust
Series 2005-4 Class 2A1B
5.17%, 03/25/08 (a)(b)	1,773	1,783
Series 2007-5H Class 3A4
6.45%, 11/08/09 (a)(b)	21,777	21,674
MASTR Adjustable Rate Mortgage Trust
Series 2004-6 Class 5A1
4.71%, 03/01/08 (a)(b)	550	559
Series 2004-1 Class 4A2
4.89%, 03/01/08 (a)(b)	1,438	1,441
Series 2005-1 Class 5A1
6.95%, 03/01/08 (a)(b)	1,303	1,145
Merrill Lynch Alternative Note Asset
Series 2007-AF1 Class AV1
5.67%, 03/01/08 (a)(b)	66,426	56,946
Series 2007-AF1 Class 1AF6
6.00%, 05/30/37 (b)	22,303	22,749
MLCC Mortgage Investors, Inc.
Series 2004-HB1 Class A3
7.00%, 03/01/08 (a)(b)	3,639	3,618
Morgan Stanley Dean Witter Capital I
Series 2003-HYB1 Class A2
5.36%, 03/01/08 (a)(b)	2,185	2,135
Morgan Stanley Mortgage Loan Trust
Series 2007-6XS Class 1A2S
5.50%, 03/01/08 (a)(b)	27,966	28,462
Series 2007-3XS Class 1A2
5.62%, 03/01/08 (a)(b)(d)	30,335	31,265
Series 2006-1AR Class 3A
5.88%, 03/01/08 (a)(b)	21,943	19,652
Series 2007-11AR Class 1A1
6.29%, 03/01/08 (a)(b)	19,279	19,702
Series 2004-9 Class 2A
6.33%, 03/01/08 (a)(b)	7,886	8,150
Series 2005-2AR Class B1
3.64%, 03/25/08 (a)(b)(d)	26,751	26,382
Series 2006-2 Class 4A
6.00%, 05/08/09 (b)(d)	4,543	4,534
Series 2007-8XS Class A1
5.75%, 11/18/10 (a)(b)	59,827	61,435
Series 2006-7 Class 2A
6.00%, 06/25/21 (b)(d)	21,624	22,587
Series 2006-2 Class 6A
6.50%, 02/25/36 (b)(d)	12,312	12,470
Prime Mortgage Trust
Series 2005-3 Class A4
4.75%, 08/25/20 (b)	501	499

See financial notes 13

 Schwab YieldPlus Fund

Portfolio Holdings (Unaudited) continued

Security	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Residential Accredit Loans, Inc.
Series 2004-QA3 Class NB21
4.48%, 03/01/08 (a)(b)(d)	4,063	4,098
Series 2006-QA1 Class A21
5.96%, 03/01/08 (a)(b)(d)	63,302	58,180
Series 2003-QS10 Class A13
4.25%, 05/25/33 (b)	8,659	8,396
Series 2005-QS7 Class A1
5.50%, 06/25/35 (b)	12,156	12,177
Series 2006-QS8 Class A1
6.00%, 08/25/36 (b)	150,070	153,293
Residential Asset Mortgage Products, Inc.
Series 2004-SL2 Class A1
6.50%, 10/25/16 (b)	48	50
Residential Asset Securitization Trust
Series 2003-A11 Class A8
4.25%, 11/25/33 (b)	23,069	22,389
Series 2005-A8CB Class A11
6.00%, 07/25/35 (b)	2,451	2,422
Series 2007-A1 Class A8
6.00%, 03/25/37 (b)	19,098	19,338
Residential Funding Mortgage Securities I
Series 2003-S7 Class A17
4.00%, 05/25/33 (b)	430	405
Structured Adjustable Rate Mortgage Loan Trust
Series 2005-20 Class 1A1
5.77%, 03/01/08 (a)(b)	12,023	10,757
Structured Asset Securities Corp.
Series 2003-40A Class 3A2
4.51%, 03/01/08 (a)(b)	1,665	1,654
Series 2003-24A Class 1A1
4.60%, 03/01/08 (a)(b)	951	977
Series 2006-RF3 Class 4A
5.66%, 03/01/08 (a)(b)(c)	8,358	8,476
TBW Mortgage Backed Pass Through Certificates
Series 2006-1 Class DX
6.00%, 04/25/36 (b)	4,607	379
Washington Mutual Alternative Mortgage Pass-Through Certificates
Series 2007-1 Class 2A1
6.00%, 01/25/22 (b)	24,721	25,432
Series 2005-7 Class 3CB
6.50%, 08/25/35 (b)(d)	9,099	9,481
Washington Mutual MSC Mortgage
Series 2002-MS7 Class CB2
5.93%, 03/01/08 (a)(b)	3,955	4,013
Washington Mutual, Inc.
Series 2003-AR1 Class A6
5.63%, 03/01/08 (a)(b)(d)	678	677
Wells Fargo Alternative Loan Trust
Series 2007-PA3 Class A
0.29%, 03/01/08 (a)(b)(g)	826,308	2,528
Wells Fargo Mortgage Backed Securities Trust
Series 2004-Z Class 2AI0
0.21%, 03/01/08 (a)(b)(g)	61,063	122

		1,977,415

Commercial Mortgage Backed Securities 1.6%
ACT Depositor Corp.
Series 2005-RR Class A1FL
3.42%, 03/24/08 (a)(b)(d)	9,999	7,002
WAMU Commercial Mortgage Security
Series 2007-SL2 Class A1
5.43%, 03/01/08 (a)(b)(c)(d)	43,545	42,492
Series 2007-SL3 Class A1
6.11%, 03/01/08 (a)	29,669	29,465

		78,959

U.S. Government Agency Mortgages 8.1%
Fannie Mae
6.68%, 03/01/08 (a)	213	219
6.77%, 03/01/08 (a)(d)	259	265
7.09%, 07/01/08 (a)(d)	134	138
6.00%, 09/01/08	2	2
6.89%, 09/01/08 (a)(d)	239	243
5.00%, 03/27/11 (d)	12,675	1,463
7.00%, 10/01/31 (d)	115	118
Fannie Mae TBA
5.00%, 01/07/12	62,000	62,688
5.50%, 03/17/12	130,000	132,864
4.00%, 09/19/12	29,500	28,744
6.00%, 03/18/23	115,000	118,791
Freddie Mac
6.77%, 03/01/08 (a)(d)	415	422
7.28%, 03/01/08 (a)(d)	348	358
6.00%, 05/01/08 (d)	57	58
7.23%, 09/01/08 (a)(d)	129	131
Freddie Mac TBA
6.00%, 12/02/10	46,000	47,445

		393,949

Total Mortgage-Backed Securities (Cost $2,525,886)		2,450,323

	Number	Value
Security	of Shares	($ x 1,000)

Preferred Stock 1.5% of net assets

Sovereign Real Estate Investment Trust (b)	3,255	3,548
WoodBourne Pass-Through Trust (b)(c)	740,000	73,047

Total Preferred Stock (Cost $78,798)		76,595

Security	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Short-Term Investments 11.4% of net assets

Commercial Paper & Other Corporate Obligations 11.1%
Atlantis Two Funding Corp.
3.75%, 03/03/08	85,000	85,000
3.80%, 03/03/08	15,000	15,000
Cox Enterprises, Inc.
3.75%, 03/03/08	75,000	75,000
CVS Corp.
3.50%, 03/03/08	10,000	10,000
Dominion Resources, Inc.
3.47%, 03/04/08	40,515	40,511

14 See financial notes

 Schwab YieldPlus Fund

Portfolio Holdings (Unaudited) continued

Security	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Kinder Morgan Energy
3.50%, 03/03/08	93,700	93,700
3.53%, 03/03/08	22,000	22,000
Kroger Co.
3.65%, 03/03/08	102,500	102,500
Rockies Express Pipeline
3.65%, 03/03/08	22,000	22,000
Volkswagen of America, Inc.
3.45%, 03/03/08	75,000	75,000

		540,711

Repurchase Agreement 0.0%
Fixed Income Clearing Corp.
dated 02/29/08, due 03/03/08 at 2.76%, with a maturity value of $305 (fully collateralized by U.S. Government Agency Securities with a value of $316).	305	305

U.S. Treasury Obligations 0.3%
U.S. Treasury Bills
2.24%, 04/24/08 (d)	2,500	2,492
2.06%, 05/08/08 (d)	7,000	6,977
2.02%, 05/29/08 (d)	6,000	5,974

		15,443

Total Short-Term Investments (Cost $556,343)		556,459

End of Investments.

(All dollar amounts are x 1,000)

At 02/29/08 the tax basis cost of the fund’s investments was $5,553,600, and the unrealized appreciation and depreciation were $22,440 and ($340,442), respectively, with a net unrealized depreciation of ($318,002).

(a)	Variable-rate security.
(b)	Callable security.
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $1,027,499 or 21.0% of net assets.
(d)	All or a portion of this security is held as collateral for futures contract short sales and swap agreements
(e)	Credit-enhanced security.
(f)	Illiquid security. At the period end, the value of these amounted to $82,377 or 1.7% of net assets
(g)	Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.
(h)	Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the “principal only” holder.

Short Sales 1.2% of net assets

U.S. Government Agency Mortgages 1.2%
Fannie Mae TBA
6.00%, 03/12/38	8,500	8,684
6.50%, 03/12/38	49,000	50,784

Total Short Sales (Proceeds $59,493)		59,468

End of Short Sale Positions.

In addition to the above, the fund held the following at02/29/08. All numbers are x 1,000 except number of futures contracts.

		Unrealized
		Gains/
	Notional Amount	(Losses)
	(USD)	(USD)

Swap Agreements

Interest Rate Swaps
Receive fixed rate payments of 4.00%, Pay variable rate payments of 3 month LIBOR, expires 03/19/10, Lehman Brothers, Inc.	250,910	6,325

Receive variable rate payments of 3 month LIBOR, Pay fixed rate payments of 5.00%, expires 03/19/18, Lehman Brothers, Inc.	60,000	(2,614)

Total unrealized gains on swap agreements		3,711
Net premium received/paid		(317)

Swap Agreements, at fair value		3,394

	Number of	Contract	Unrealized
	Contracts	Value	Losses

Futures Contracts
2 Years, Short, U.S. Treasury Note, expires 06/30/08	(631)	135,616	(967)
5 Years, Short, U.S. Treasury Note, expires 06/30/08	(1,724)	196,967	(2,712)

Net unrealized losses on futures			(3,679)

See financial notes 15

 Schwab YieldPlus Fund

Statement of
Assets and Liabilities

As of February 29, 2008; unaudited. All numbers x 1,000 except NAV.

Assets
Investments, at value (cost $5,553,599)		$5,235,598
Cash		1
Receivables:
Investment sold short		59,493
Investments sold		43,614
Interest		31,203
Deposits with broker for swaps		1,448
Fund shares sold		1,057
Dividends		332
Unrealized gains on swap agreements		6,325
Prepaid expenses	+	31

Total assets		5,379,102

Liabilities
Securities sold short, at value (proceeds $59,493)		59,468
Premium on swap agreements		317
Payables:
Investments bought		389,919
Investment adviser and administrator fees		125
Transfer agent and shareholder services fees		50
Fund shares redeemed		24,562
Distributions to shareholders		7,025
Due to brokers for futures		2,405
Unrealized losses on swap agreements		2,614
Accrued expenses and other liabilities	+	884

Total liabilities		487,369

Net Assets
Total assets		5,379,102
Total liabilities	−	487,369

Net assets		$4,891,733
Net Assets by Source
Capital received from investors		5,784,417
Distribution in excess of net investment income		(1,566)
Net realized capital losses		(573,174)
Net unrealized capital losses		(317,944)

Net Asset Value (NAV) by Shares Class

			Shares
Share Class	Net Assets	÷	Outstanding	=	NAV

Investor Shares	$695,626		79,147		$8.79
Select Shares	$4,196,107		477,467		$8.79

16 See financial notes

 Schwab YieldPlus Fund

Statement of
Operations
For September 1, 2007 through February 29, 2008; unaudited. All numbers are x 1,000.

Investment Income
Interest		$237,963
Dividends	+	2,766

Total investment income		240,729

Net Realized Gains and Losses
Net realized losses on investments		(295,169)
Net realized losses on short sales		(1,666)
Net realized losses on futures contracts		(81,948)
Net realized losses on swap agreements	+	(58,455)

Net realized losses		(437,238)

Net Unrealized Gains and Losses
Net unrealized losses on investments		(88,303)
Net unrealized gains on short sales		193
Net unrealized losses on futures contracts		(5,654)
Net unrealized gains on swap agreements	+	48,856

Net unrealized losses		(44,908)

Expenses
Investment adviser and administrator fees		12,184
Transfer agent and shareholder service fees:
Investor Shares		1,214
Select Shares		3,534
Registration fees		648
Custodian fees		207
Portfolio accounting fees		168
Shareholder reports		117
Interest expense		64
Professional fees		59
Trustees’ fees		34
Other expenses	+	46

Total expenses		18,275
Custody credits	−	35

Net expenses		18,240

Increase (Decrease) in Net Assets from Operations
Total investment income		240,729
Net expenses	−	18,240

Net investment income		222,489
Net realized losses		(437,238)
Net unrealized losses	+	(44,908)

Decrease in net assets from operations		($259,657)

See financial notes 17

 Schwab YieldPlus Fund

Statement of
Changes in Net Assets
For the current and prior report periods. All numbers are x 1,000.
Figures for the current period are unaudited.

Operations

		9/1/07-02/29/08	9/1/06-08/31/07
Net investment income		$222,489	$604,729
Net realized losses		(437,238)	(74,251)
Net unrealized losses	+	(44,908)	(259,514)

Increase (Decrease) in net assets from operations		(259,657)	270,964

Distributions to shareholders
Distribution from net investment income
Investor Shares		26,584	58,154
Select Shares	+	198,311	549,141

Total distributions from net investment income		$224,895	$607,295

Transactions in Fund Shares

		9/1/07-2/29/08		9/1/06-8/31/07
		SHARES	VALUE	SHARES	VALUE

Shares Sold
Investor Shares		10,979	$102,454	111,827	$1,082,026
Select Shares	+	87,525	817,011	1,141,775	11,048,039

Total shares sold		98,504	$919,465	1,253,602	$12,130,065

Shares Reinvested
Investor Shares		2,329	$21,339	5,155	$49,725
Select Shares	+	13,981	128,283	44,244	426,649

Total shares reinvested		16,310	$149,622	49,399	$476,374

Shares Redeemed
Investor Shares		(55,809)	($511,529)	(86,989)	($839,721)
Select Shares	+	(638,982)	(5,877,782)	(928,409)	(8,938,667)

Total shares redeemed		(694,791)	($6,389,311)	(1,015,398)	($9,778,388)

Net transactions in fund shares		(579,977)	($5,320,224)	287,603	$2,828,051

Shares Outstanding and Net Assets

		9/1/07-2/29/08		9/1/06-8/31/07
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		1,136,591	$10,696,509	848,988	$8,204,789
Total increase (decrease)	+	(579,977)	(5,804,776)	287,603	2,491,720

End of period		556,614	$4,891,733	1,136,591	$10,696,509

Distribution in excess of net investment income /Net investment income not yet distributed			($1,566)		$711

18 See financial notes

 Schwab YieldPlus Fund

Financial Notes, unaudited

1. Business Structure of the Fund

Schwab YieldPlus Fund is a series of Schwab Investments (the “trust”), a no-load, open-end management investment company. The company is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The list below shows all the funds in the trust including the fund discussed in this report, which is highlighted:

Schwab Investments (organized October 26, 1990)
Schwab YieldPlus Fund
Schwab Short-Term Bond Market Fund
Schwab Premier Income Fund
Schwab Total Bond Market Fund
Schwab GNMA Fund
Schwab Inflation Protected Fund
Schwab 1000 Index Fund Schwab Tax-Free YieldPlus Fund Schwab Tax-Free Bond Fund Schwab California Tax-Free YieldPlus Fund Schwab California Tax-Free Bond Fund Schwab Global Real Estate Fund

The Fund offers two share classes: Investor Shares and Select Shares. Shares of each class represent interests in the same portfolio, but each class has different expenses and investment minimums.

Shares are bought and sold at net asset value, or NAV, which is the price for all outstanding shares. Each share has a par value of 1/1,000 of a cent, and the trustees may authorize the issuance of as many shares as necessary.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies the fund used in the preparation of financial statements. The accounting policies are in conformity with accounting principles generally accepted in the United States of America.

(a) Security Valuation:

The fund values the securities in its portfolios every business day. The fund uses the following policies to value various types of securities:

Bonds and notes: valued at halfway between the most recent bid and asked quotes or, if such quotes are unavailable, at prices for securities of comparable maturity, credit quality and type. Valuations for bonds and notes are provided by an independent bond-pricing service.

Securities for which no quoted value is available: valued at fair value, as determined in good faith by the fund’s investment adviser using guidelines adopted by the fund’s Board of Trustees. In the determination of a fair valuation the guidelines include, but are not limited, to the use of analytical data, business conditions, recent trades, general and/or specific market trends and any emergency or significant events that would have a material impact on the value of the security.

Futures: open contracts are valued at their settlement prices as of the close of their exchanges. When the fund closes out a futures position, it calculates the difference between the value of the position at the beginning and at the end, and records a realized gain or loss accordingly.

Swap agreements: swaps may be valued based on a model that constructs curves, such as swap yield curves, based on market data, and that uses the curves to calculate prices. Or swaps may be valued based on dealer quotes.

Short-term securities (60 days or less to maturity): valued at amortized cost.

Mutual Funds: Valued at their respective net asset values as determined by those funds in accordance with the 1940 Act.

(b) Portfolio Investments:

Futures Contract: The fund may invest in futures contracts. Futures contracts involve certain risks because they can be very sensitive to market movements.

One risk is that the price of a futures contract may not move in perfect correlation with the price of the underlying securities. Another risk is that, at certain times, it may be impossible for the fund to close out a position in a futures contract, due to the difference in trading hours or to market conditions that may reduce the liquidity for a futures contract or its underlying securities.

 19

 Schwab YieldPlus Fund

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

Because futures carry inherent risks, the fund must give the broker a deposit of cash and/or securities (the “initial margin”) whenever it enters into the futures contract. The amount of the deposit may vary from one contract to another, but it is generally a percentage of the contract amount.

Futures are traded publicly on exchanges, and their market value changes daily. The fund records the change in market value of futures, and also the change in the amount of margin deposit required (“due to/from broker”).

Swap Agreements: The fund may enter into swap agreements. In an interest rate swap, the fund and a counterparty agree to swap payments that are based on two different rates. The counterparty is typically a large financial institution, and the terms of the swap are specified in advance. For example, the fund may agree that for six months it will pay the counterparty the equivalent of the interest on a given amount invested at LIBOR (the London Interbank Offered Rate). In exchange, the counterparty might agree to pay the fund the equivalent of the same amount invested in a certain bond index during this same six months period.

The Credit Swap or Credit Default Swap is a bilateral financial contract in which one counterparty (the Protection Buyer) pays a periodic fee, typically expressed in basis points on the notional amount, in return for a Contingent Payment by the Protection Seller following a Credit Event of a Reference Entity. The definitions of a Credit Event and the settlement mechanism used to determine the Contingent Payment are flexible and determined by negotiation between the counterparties at the inception of the transaction.

Swap agreements carry certain risks. Because the net gains or losses stemming from a swap agreement depend on the movements of one rate relative to another, the fund could experience unanticipated losses if one or both rates failed to behave as expected. The fund also could lose money if a counterparty failed to honor the terms of a swap agreement.

TBA: The fund may enter into “TBA” (to be announced) purchase commitments to purchase securities for a fixed price at a future date, typically not exceeding 45 days. TBAs may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date.

Mortgage Dollar Roll: The fund may enter into mortgage dollar roll transactions. In these transactions, the fund sells mortgage-backed securities for delivery in the current month and simultaneously agrees to buy back, on a given date in the future, securities of a similar type, coupon rate and maturity. Dollar roll transactions involve the risk that the market value of the security sold short by the fund may decline below the repurchase price of similar securities.

Short Sale: The fund may also sell securities short (sell securities they do not own). When it does so, the fund also places assets worth at least 100% of the value of the short securities into segregated accounts as collateral. If the market value of the short securities subsequently falls, the fund can realize a gain by closing the position. However, if the value rises, the fund typically would have to add to their collateral or close out their short position at a loss. The potential for losses associated with short positions is much greater than the original value of the securities sold short and exceed amounts recorded in the Statements of Assets and Liabilities.

If the fund sells securities short, it records the proceeds received as an asset and the obligation to buy back the securities as a liability. At the time a short sale is initiated, the asset and the liability are of equal value and effectively cancel each other out. Subsequently, the fund values the liability side of the transaction according to the market price of the securities sold short, and values the asset side according to the value of the proceeds. When the fund closes out a short position (buys the security), it records as a realized gain or loss. Interest accrued on securities sold short is recorded as an expense on the fund’s records.

Repurchase Agreement: The fund may enter into repurchase agreements. In a repurchase agreement, the fund buys a security from another party (usually a financial institution) with the agreement that it be sold back in the future. The date, price and other conditions are all specified when the agreement is created.

The fund’s repurchase agreements will be fully collateralized by U.S. government securities or by U.S. government agency. All collateral is held by the fund’s custodian (or, with tri-party agreements, the agent’s bank) and is monitored daily to ensure that its market value is at least equal to the repurchase price under the agreement.

Delayed-delivery: The fund may buy securities on a delayed-delivery basis. In these transactions, the fund agrees to buy a security for a stated price, with settlement generally occurring within two weeks. If the security’s value falls before settlement occurs, the fund could end up paying more for the security than its market value at the time of settlement. The fund sets aside sufficient securities as collateral for those securities bought on a delayed-delivery basis.

20

 Schwab YieldPlus Fund

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

Securities Lending: The fund may loan securities to certain brokers, dealers and other financial institutions that pay the fund negotiated fees. The fund receives cash, letters of credit or U.S. Government securities as collateral on these loans. All of the cash collateral received is reinvested in high quality, short-term investments. The value of the collateral must be at least 102% of the market value of the loaned securities as of the first day of the loan, and at least 100% each day thereafter.

(c) Security Transactions:

Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved. Gains and losses from paydowns on mortgage and asset backed securities are recorded as adjustments to interest income.

(d) Investment Income:

Interest income is recorded as it accrues. If the fund buys a debt security at a discount (that is, for less than its face value) or a premium (more than face value), it amortizes the discount or premium from the current date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. If the security is callable (meaning that the issuer has the option to pay it off before its maturity date), then the fund amortizes the premium to the security’s call date and price, rather than the maturity date and price.

(e) Expenses:

Expenses that are specific to a fund or a class within the trust are charged directly to that fund or class. Expenses that are common to all funds within the trust generally are allocated among the fund in proportion to their average daily net assets.

For funds offering multiple share classes, net investment income, other than class specific expenses, and realized and unrealized gains or losses, are allocated daily to each class in proportion to its average daily net assets.

(f) Distributions to Shareholders:

The fund declares dividends every day it is open for business. These dividends, which are equal to a fund’s net investment income for that day, are paid out to shareholders once a month. The fund may make distributions from any net realized capital gains once a year.

(g) Custody Credit:

The fund has an arrangement with its custodian bank under which the fund receives a credit for its uninvested cash balance to offset its custody fees and accounting fees. The credit amounts (if any) are disclosed in the Statement of Operations as a reduction to the fund’s operating expenses.

(h) Accounting Estimates:

The accounting policies described in this report conform with accounting principles generally accepted in the United States of America. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates.

The fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, the fund also may keep certain assets in segregated accounts, as required by securities law.

(i) Federal Income Taxes:

The fund intends to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the fund distributes substantially all of its net investment income and realized net capital gains (if any) to its shareholders each year. As long as the fund meets the tax requirements, it is not required to pay federal income tax.

 21

 Schwab YieldPlus Fund

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

(j) Indemnification:

Under the fund’s organizational documents, the officers and trustees are indemnified against certain liability arising out of the performance of their duties to the fund. In addition, in the normal course of business the fund enters into contracts with their vendors and others that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the fund expects the risk of loss to be remote.

(k) New Accounting Standards:

Financial Accounting Standards Board Interpretation (FIN) No. 48 — Accounting for Uncertainty in Income Taxes — an Interpretation of SFAS No. 109, was issued in July 2006 and is effective for fiscal years beginning after December 15, 2006. This Interpretation provides new requirements for the recognition, measurement, and disclosure in the financial statements of a tax position taken or expected to be taken in a tax return when there is uncertainty about whether that tax position will ultimately be sustained. As of February 29, 2008, management has reviewed the tax positions for open tax years (August 31, 2004, through August 31, 2007), and determined that no provision for income tax is required in the funds’ financial statements.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (SFAS No. 157). SFAS No. 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. SFAS No. 157 is effective for fiscal years beginning after November 15, 2007. As of February 29, 2008, management does not believe the adoption of SFAS No. 157 will impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effects of certain of the measurements on changes in net assets for the period.

3.	Affiliates and Affiliated Transactions:
(All dollar amounts are x 1,000)

Charles Schwab Investment Management, Inc. (CSIM or the investment adviser), a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement (Advisory Agreement) between it and the trust.

For its advisory and administrative services to the fund, the investment adviser is entitled to receive an annual fee payable monthly based on the fund’s average daily net assets described as follows:

Average daily net assets

First $500 million	0.35%
Over $500 million	0.30%

Charles Schwab & Co., Inc. (“Schwab”), an affiliate of the investment adviser and is the trust’s shareholder services agent and transfer agent.

For its transfer agent and shareholder services, Schwab is entitled to receive an annual fee payable monthly based on the fund’s average daily net assets described as follows:

	Transfer Agent Fees	Shareholder Service Fees

Investor Shares	0.05%	0.20%
Select Shares	0.05%	0.05%

22

 Schwab YieldPlus Fund

Financial Notes, unaudited (continued)

3.	Affiliates and Affiliated Transactions (continued): (All dollar amounts are x 1,000)

The fund may engage in certain transactions involving affiliates. As of February 29, 2008, the percentages of Schwab YieldPlus Fund shares owned by other Schwab Funds are:

Target 2010 Fund	0%	*
Target 2020 Fund	0%	*
Target 2030 Fund	0%	*
Target 2040 Fund	0%	*
Retirement Income Fund	0.4%

*	Less than 0.1%

The fund may make direct transactions with certain other Schwab Funds when practical. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and officers. As of February 29, 2008, the fund’s total security transactions with other Schwab Funds was $253,835.

Pursuant to an exemptive order issued by the SEC, the fund may enter into interfund borrowing and lending transactions within the Schwab Funds. All loans are for temporary or emergency purposes only. The interest rate charged on the loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review of the Board of Trustees of the Schwab Funds. There was no interfund borrowing or lending activity for any fund during the period.

Trustees

Trustees may include people who are officers and/ or directors of the investment adviser or Schwab. Federal securities law limit the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these persons for their service as trustees, but it did pay non-interested persons (independent trustees), as noted in each fund’s Statement of Operations.

4.	Borrowing from Banks:

The fund may borrow money from banks and custodians. The fund may obtain temporary bank loans through the trust to which they belong, to use for meeting shareholder redemptions or for extraordinary or emergency purposes. The Schwab Funds have custodian overdraft facilities and uncommitted line of credit arrangements of $150 million and $100 million with State Street Corporation, and Bank of America, N.A., respectively. The fund pays interest on the amounts it borrows at rates that are negotiated periodically. There were no borrowings from the line of credit for the fund during the period. However, the fund utilized its overdraft facility and incurred interest expense, which is disclosed in the Statement of Operations.

5.	Purchases and Sales of Investment Securities:
(All dollar amounts are x 1,000)

For the period ended February 29, 2008, purchases and sales of securities (excluding short-term obligations and securities sold short) were as follows:

Purchases of Long-Term
U.S. Government	Purchases of other	Total Purchases of
Securities Transactions	Long-Term Securities	Long-Term Securities

3,069,906	165,543	3,235,449

Sales/Maturities of
Long-Term
U.S. Government	Sales/Maturities of	Total Sales/Maturities of
Securities Transactions	other Long-Term Securities	Long-Term Securities

3,235,603	4,979,058	8,214,661

 23

 Schwab YieldPlus Fund

Financial Notes, unaudited (continued)

6.	Federal Income Taxes:
(All dollar amounts are x 1,000)

As of August 31, 2007, the fund had the following capital loss carry forwards available to offset net capital gains before the expiration dates:

Expire

2009	$—
2010	287
2011	47,204
2012	7,223
2013	7,728
2014	—
2015	8,207

$70,649

For tax purposes, capital loss carry forwards that may be used to offset future realized capital gains. Also for tax purposes, realized capital losses, occurring after October 31, may be deferred and treated as occurring on the first day of following fiscal year. As of August 31, 2007, capital losses utilized and capital losses deferred for the fund are as follows:

Deferred capital losses	$62,060
Capital losses utilized	—

7. Contingencies:

In December 2003, Enron Corp. brought an Adversary Proceeding in its Chapter 11 bankruptcy filing against numerous financial entities, including Schwab YieldPlus Fund. The Adversary Proceeding alleges that the proceeds of certain sales transactions in Enron commercial paper should be treated as early redemptions and returned to the Enron bankruptcy estate. Enron seeks the avoidance of a sale of commercial paper by the Schwab YieldPlus Fund in the amount of $9,087,260, plus interest in the amount of approximately $1,260,000.

On June 15, 2005, the bankruptcy court denied the financial entities’ motion to dismiss. Schwab YieldPlus Fund together with other financial institutions are currently seeking to appeal the decision.

It is not possible at this time to predict whether the litigation will have any material adverse effect on the fund.

8. Other:

After the close of the reporting period, a number of class action lawsuits were filed relating to the YieldPlus Fund. The Charles Schwab Corporation, Charles Schwab & Co. Inc. and Charles Schwab Investment Management, Inc. and certain current and former officers and trustees who are interested persons of the trust were named as defendants in each of the actions. The trust and the fund were named as defendants in two of the actions and certain current and former trustees of the trust who are not interested persons of the trust were named as defendants in one of the actions.

24

Trustees and Officers

The tables below give information as of February 29, 2008, about the trustees and officers for Schwab Investments, which includes the fund covered in this report. The “Fund Complex” includes the Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Laudus Trust, and Laudus Institutional Trust. As of February 29, 2008, the Fund Complex included 73 funds.

The address for all trustees and officers is 101 Montgomery Street, San Francisco, CA 94104. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-800-435-4000.

Independent Trustees
Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Mariann Byerwalter 1960 Trustee (Trustee of Schwab Investments since 2000.)	Chairman of JDN Corporate Advisory LLC.	73	Board 1–Director, Redwood Trust, Inc. Board 2–Director, PMI Group, Inc.

John F. Cogan 1947 Trustee (Trustee of Schwab Investments since 2008.)	Senior Fellow: The Hoover Institution at Stanford University; Stanford Institute for Economic Policy Research; Professor of Public Policy, Stanford University	62	Board 1–Director, Gilead Sciences, Inc. Board 2–Director, Monaco Coach Corporation Board 3–Director, Venture Lending and Leasing, Inc.

William A. Hasler 1941 Trustee (Trustee of Schwab Investments since 2000.)	Dean Emeritus, Haas School of Business, University of California, Berkeley. Until February 2004, Co-Chief Executive Officer, Aphton Corp. (bio-pharmaceuticals).	73	Board 1–Director, Mission West Properties
Board 2–Director, TOUSA
Board 3–Director, Harris-Stratex Networks
Board 4–Director, Genitope Corp.
Board 5– Director, Ditech Networks
			Board 6–Director, Rubicon Limited

Gerald B. Smith 1950 Trustee (Trustee of Schwab Investments since 2000.)	Chairman, Chief Executive Officer and founder of Smith Graham & Co.(investment advisors).	62	Board 1–Board of Cooper Industries Board 2–Chairman of the Audit Committee of Oneok Partners LP

Donald R. Stephens 1938 Trustee (Trustee of Schwab Investments since 1989.)	Managing Partner, D. R. Stephens & Company (investments).	62	None.

Joseph H. Wender 1944 Trustee (Trustee of Schwab Investments since 2008.)	Senior Managing Director, Chairman of the Finance Committee, GSC Group; General Partner, Goldman Sachs & Co., until June 2005.	62	Board 1–Board Member and Chairman of the Audit Committee, Isis Pharmaceuticals

 25

Independent Trustees continued
Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Michael W. Wilsey 1943 Trustee (Trustee of Schwab Investments since 1989.)	Chairman, Chief Executive Officer, Wilsey Bennett, Inc. (real estate investment and management, and other investments).	62	None.

Interested Trustees
Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served )	During the Past Five Years	the Trustee	Other Directorships

Charles R. Schwab[2] 1937 Chairman and Trustee (Chairman and Trustee of Schwab Investments since 1989.)	Chairman, Chief Executive Officer and Director, The Charles Schwab Corporation, Charles Schwab & Co., Inc.; Chairman and Director, Charles Schwab Investment Management, Inc., Charles Schwab Bank, N.A.; Chairman and Chief Executive Officer, Schwab (SIS) Holdings Inc. I, Schwab International Holdings, Inc.; Chief Executive Officer and Director, Schwab Holdings, Inc. Through June 2007, Director, U.S. Trust Company, N.A., U.S. Trust Company of New York. Until May 2003, Co-Chief Executive Officer, The Charles Schwab Corporation.	62	None.

Walt Bettinger[2] 1960 Trustee (Trustee of Schwab Investments since 2008.)	President and Chief Operating Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation; Director, Charles Schwab Bank; Executive Vice President and President – Schwab Investor Services, The Charles Schwab Corporation; Executive Vice President and President – Schwab Investor Services, Charles Schwab & Co., Inc.; Chairman and President, Schwab Retirement Plan Services, Inc.; President and Chief Executive Officer, The Charles Schwab Trust Company, Director, Charles Schwab Bank, N.A., Schwab Retirement Plan Services, and Schwab Retirement Technologies.	62	None.

26

Officers of the Trust
Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

Randall W. Merk 1954 President and Chief Executive Officer (Officer of Schwab Investments since 2007.)	Executive Vice President and President, Investment Management Services, Charles Schwab & Co., Inc.; Executive Vice President, Charles Schwab & Co., Inc. (2002 – present); President and Chief Executive Officer, Charles Schwab Investment Management, Inc. (2007-present); Director, Charles Schwab Asset Management (Ireland) Limited and Charles Schwab Worldwide Funds, plc. From September 2002 to July 2004, Chief Executive Officer and President, Charles Schwab Investment Management, Inc. and Executive Vice President, Charles Schwab & Co., Inc.

George Pereira 1964 Treasurer and Principal Financial Officer (Officer of Schwab Investments since 2004.)	Senior Vice President and Chief Financial Officer, Charles Schwab Investment Management, Inc.; Chief Financial Officer, Laudus Trust and Laudus Institutional Trust; Director, Charles Schwab Worldwide Funds, plc and Charles Schwab Asset Management (Ireland) Limited. Through June 2007, Treasurer, Chief Financial Officer and Chief Accounting Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc. and Excelsior Funds Trust; Chief Financial Officer, Mutual Fund Division, UST Advisors, Inc. From December 1999 to November 2004, Sr. Vice President, Financial Reporting, Charles Schwab & Co. Inc.

Kimon Daifotis 1959 Senior Vice President and Chief Investment Officer-Fixed Income (Officer of Schwab Investments since 2004.)	Senior Vice President and Chief Investment Officer-Fixed Income, Charles Schwab Investment Management, Inc. Prior to 2004, Vice President and Sr. Portfolio Manager, Charles Schwab Investment Management, Inc.

Jeffrey Mortimer 1963 Senior Vice President and Chief Investment Officer-Equities (Officer of Schwab Investments since 2004.)	Senior Vice President and Chief Investment Officer-Equities, Charles Schwab Investment Management, Inc.; Vice President and Chief Investment Officer, Laudus Trust and Laudus Institutional Trust. Prior to 2004, Vice President and Sr. Portfolio Manager, Charles Schwab Investment Management, Inc.

Randall Fillmore 1960 Chief Compliance Officer and AML Officer (Officer of Schwab Investments since 2002.)	Senior Vice President and Chief Compliance Officer, Charles Schwab Investment Management, Inc.; Senior Vice President, Charles Schwab & Co. Inc.; Chief Compliance Officer, Laudus Trust and Laudus Institutional Trust. Through June 2007, Chief Compliance Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior Funds Trust. From 2002 to 2003, Vice President, Charles Schwab & Co., Inc. and Charles Schwab Investment Management, Inc.

Koji E. Felton 1959 Secretary and Chief Legal Officer (Officer of Schwab Investments since 1998.)	Senior Vice President, Chief Counsel and Corporate Secretary, Charles Schwab Investment Management, Inc.; Senior Vice President and Deputy General Counsel, Charles Schwab & Co., Inc. Through June 2007, Chief Legal Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc. and Excelsior Funds Trust.

Catherine MacGregor 1964 Vice President (Officer of Schwab Investments since 2005.)	Vice President, Charles Schwab & Co., Inc. and Charles Schwab Investment Management, Inc., Laudus Trust and Laudus Institutional Trust; since 2006, Chief Counsel, Laudus Trust and Laudus Institutional Trust. Until July 2005, Senior Associate, Paul Hastings Janofsky & Walker LLP.

Cathy Sabo 1964 Vice President (Officer of Schwab Investments since 2005.)	Vice President-Compliance, Charles Schwab Investment Management, Inc., Laudus Trust and Laudus Institutional Trust. Until 2004, Vice President, Client, Sales & Services Controls, Charles Schwab & Co., Inc.

 27

Officers of the Trust continued
Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

Michael Haydel 1970 Vice President (Officer of Schwab Investments since 2006.)	Vice President, Asset Management Client Services, Charles Schwab & Co., Inc.; Vice President and AML Officer, Laudus Trust and Laudus Institutional Trust. Until March 2004, Director Charles Schwab & Co., Inc.

[1]	Trustees remain in office until they resign, retire or are removed by shareholder vote. The Schwab Funds retirement policy requires that independent trustees elected after January 1, 2000 retire at age 72 or after 20 years of service as a trustee, whichever comes first. Independent trustees elected prior to January 1, 2000 will retire on the following schedule: Messrs. Stephens and Wilsey will retire on December 31, 2010.

[2]	In addition to their employment with the investment advisor and the distributor, Messrs. Schwab and Bettinger also own stock of The Charles Schwab Corporation. Mr. Schwab and Mr. Bettinger are Interested Trustees because they are employees of Schwab and/or the advisor.

[3]	The President, Treasurer and Secretary hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each other officer serves at the pleasure of the Board.

28

Glossary

agency discount notes Notes issued by federal agencies—known as Government Sponsored Enterprises, or GSEs—at a discount to their value at maturity. An agency discount note is a short-term investment offering a high degree of credit quality.

Alternative Minimum Tax (AMT) A federal income tax designed to limit the extent to which high-income taxpayers (including individuals, estates, trusts and corporations) can benefit from certain deductions and exemptions. For example, some types of income that are exempt from regular federal income tax are not exempt from the AMT.

asset allocation The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage.

asset-backed securities Bond or other debt securities that represent ownership in a pool of assets such as credit card debt.

asset class A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.

average rate The average rate of interest paid annually by the fixed-income securities in a fund or portfolio.

beta A historical measure of an investment’s volatility relative to a market index (usually the S&P 500®). The index is defined as having a beta of 1.00. Investments with a beta higher than 1.00 have been more volatile than the index; those with a beta of less than 1.00 have been less volatile.

bond A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the “coupon rate”) until a specified date (the “maturity date”), at which time the issuer returns the money borrowed (“principal” or “face value”) to the bondholder. Because of their structure, bonds are sometimes called “fixed income securities” or “debt securities.”

An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond’s market value prior to call or maturity. There is no guarantee that a bond’s yield to call or maturity will provide a positive return over the rate of inflation.

bond fund A bond fund is subject to the same credit, interest rate, and inflation risks as bonds. In addition, a bond fund incurs ongoing fees and expenses. A bond fund’s net asset value will fluctuate with the price of the underlying bonds and the portfolio turnover activity; return of principal is not guaranteed.

call An early repayment of a bond’s principal by the issuer, usually done because the issuer is able to refinance its bond debt at a lower rate.

call protection A term used in reference to a bond that cannot be called by the issuer before maturity, or at least for many years from the present date. A bond that offers call protection can more reliably be expected to provide a given yield over a given number of years than a bond that could be called (assuming both bonds are of the same credit quality).

capital gain, capital loss The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.

certificate of participation A municipal bond that is repaid from an annual budget appropriation rather than being backed by the full faith and credit of the issuer.

coupon, coupon rate The annual rate of interest paid until maturity by the issuer of a debt security.

credit-enhanced securities Securities that are backed by the credit of an entity other than the issuer (such as a financial institution). Credit enhancements, which can equal up to 100% of the security’s value, are designed to help lower the risk of default on a security and may also make the security more liquid.

credit quality The capacity of an issuer to make its interest and principal payments. See chart below.

credit risk The risk that a bond issuer may be unable to pay interest or principal to its bondholders.

discount rate The implied rate on a debt security that does not pay interest but is bought at a discount and redeemed at face value when it matures.

dividend Money from earnings that is distributed to shareholders as a given amount per share.

duration A measure of a bond’s sensitivity to interest rates. Calculations of duration generally take into account the investment’s yield, interest payments, maturity date and call features. Like maturity, duration is expressed in years, but is more accurate than maturity in determining the effect of interest rate movements on a bond investment’s price. The duration of a portfolio equals the market value weighted average of the duration of the bonds held in the portfolio.

Credit Ratings

Most major bond issuers arrange with a recognized independent rating organization, such as Standard & Poor’s (S&P) or Moody’s Investors Service, to rate the creditworthiness of their bonds. The spectrum of these ratings is divided into two major categories: investment grade and below investment grade (sometimes called “junk bonds”). Bonds rated below investment grade range from those that are considered to have some vulnerability to default to those that appear on the brink of default or are in default.

 29

expense ratio The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.

general obligation bonds Municipal bonds that are secured by the issuer’s full faith and credit, which typically is backed by the power of the issuer to levy taxes.

interest Payments to bondholders (usually made twice a year) as compensation for loaning the bond principal to the issuer.

interest rate risk The risk that a bond’s value will fluctuate if market interest rates change or are expected to change. Bond prices tend to move in the opposite direction of interest rates: when interest rates rise, bond prices tend to fall.

liquidity-enhanced security A security that when tendered is paid from funds advanced by an entity other than the issuer (such as a large financial institution). Liquidity enhancements are often used on variable-rate securities where the portfolio manager has an option to tender the securities prior to their final maturity.

market risk Those elements of risk that are common to all securities in an asset class, and therefore cannot be significantly reduced by diversification within the asset class. Also known as “systemic risk.”

maturity The date a bond is scheduled to be “retired” and its principal amount returned to the bond holders. Maturity of Investments will generally be determined using the portfolio securities’ final maturity dates. However, for certain securities, maturity will be determined using the securities’ effective maturity date. Except as discussed below, the effective maturity date for a security subject to a put or demand feature is the demand date, unless the security is a variable-rate or floating-rate security. If it is a variable-rate security, its effective maturity date is the earlier of its demand date or next interest rate change date. For variable-rate securities not subject to a put or demand feature and floating-rate securities, the effective maturity date is the next interest rate change date. The effective maturity of mortgage-backed and certain other asset-backed securities are determined on an “expected life” basis by the investment adviser. Additional information relating to maturity is contained in the Schwab Bond Funds’ Statement of additional Information.

mortgage-backed securities Bond or other debt securities that represent ownership in a pool of mortgage loans.

muni, municipal bonds, municipal securities Debt securities issued by a state, its counties, municipalities, authorities and other subdivisions, or the territories and possessions of the United States and the District of Columbia, including their subdivisions, agencies and instrumentalities and corporations. These securities may be issued to obtain money for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works.

net asset value (NAV) The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding.

outstanding shares, shares outstanding When speaking of a company or mutual fund, indicates all shares currently held by investors.

prepayment risk The risk that a mortgage-backed security may be paid off early, typically because interest rates have fallen and the homeowners who hold the underlying mortgages have refinanced those mortgages at lower rates. In this type of situation, the investor who held the mortgage-backed security will usually have to settle for a lower rate when reinvesting the principal.

restricted securities Securities that are subject to contractual restrictions on resale. These securities are often purchased in private placement transactions.

revenue bonds Municipal bonds that are issued to finance public works projects and are secured by revenue generated by the project (such as water and sewer fees) rather than the full faith and credit of the issuer.

section 4(2)/144A securities Securities exempt from registration under Section 4(2) of the Securities Act of 1933. These securities may be sold only to qualified institutional buyers under Securities Act Rule 144A.

taxable-equivalent yield The yield an investor would need to get from a taxable investment in order to match the yield paid by a given tax-exempt investment, once the effect of all applicable taxes is taken into account. For example, if your tax rate were 25%, a tax-exempt investment paying 4.5% would have a taxable-equivalent yield for you of 6.0% (4.5% ÷ [1 – 0.25%] = 6.0%).

total return The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

weighted average For mutual funds, an average that gives the same weight to each security as the security represents in the fund’s portfolio.

weighted average maturity For mutual funds, the maturity of all the debt securities in its portfolio, calculated as a weighted average. As a rule, the longer a fund’s weighted average maturity, the greater its interest rate risk. Money funds are required to maintain a weighted average maturity of no more than 90 days.

yield The income paid out by an investment, expressed as a percentage of the investment’s market value.

yield to maturity The annualized rate of return a bondholder could expect if the bond were held to maturity. In addition to interest payments, yield to maturity also factors in any difference between a bond’s current price and its principal amount, or face value.

30

Notes

Schwab Funds® offers you an extensive family of mutual funds, each one based on a clearly defined investment approach and using disciplined management strategies. The list at right shows all Schwab Funds.

Whether you are an experienced investor or just starting out, Schwab Funds can help you achieve your financial goals. An investor should consider a fund’s investment objectives, risks, charges and expenses carefully before investing or sending money. This and other important information can be found in the fund’s prospectus. Please call 1-800-435-4000 for a prospectus and brochure for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.

Proxy Voting Policies, Procedures and Results

A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting Schwab’s website at www.schwab.com/schwabfunds, the SEC’s website at www.sec.gov, or by contacting Schwab Funds at 1-800-435-4000.

Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting Schwab’s website at www.schwab.com/schwabfunds or the SEC’s website at http://www.sec.gov.

The Schwab Funds Family®

Stock Funds
Schwab Premier Equity Fundtm
Schwab Core Equity Fundtm
Schwab Dividend Equity Fundtm
Schwab Large-Cap Growth Fundtm
Schwab Small-Cap Equity Fundtm
Schwab Hedged Equity Fundtm
Schwab Financial Services Fundtm
Schwab Health Care Fundtm
Schwab Fundamental US Large Company Index Fundtm
Schwab Fundamental US Small-Mid Company Index Fundtm
Schwab Fundamental International Large Company Index Fundtm
Schwab Fundamental International Small-Mid Company Index Fundtm
Schwab Fundamental Emerging Markets Index Fundtm
Schwab Global Real Estate Fundtm
Schwab Institutional Select® S&P 500 Fund
Schwab S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab International Index Fund®

Asset Allocation Funds
Schwab Viewpoints Fundtm
Schwab MarketTrack All Equity Portfoliotm
Schwab MarketTrack Growth Portfoliotm
Schwab MarketTrack Balanced Portfoliotm
Schwab MarketTrack Conservative Portfoliotm
Schwab Target 2010 Fund
Schwab Target 2015 Fund
Schwab Target 2020 Fund
Schwab Target 2025 Fund
Schwab Target 2030 Fund
Schwab Target 2035 Fund
Schwab Target 2040 Fund
Schwab Retirement Income Fund

Bond Funds
Schwab YieldPlus Fund®
Schwab Short-Term Bond Market Fundtm
Schwab® Premier Income Fund
Schwab Total Bond Market Fundtm
Schwab GNMA Fundtm
Schwab Inflation Protected Fundtm
Schwab Tax-Free YieldPlus Fundtm
Schwab Tax-Free Bond Fundtm
Schwab California Tax-Free YieldPlus Fundtm
Schwab California Tax-Free Bond Fundtm

Schwab Money Funds
Schwab offers an array of money market funds that seek high current income consistent with safety and liquidity.1 Choose from taxable or tax-advantaged alternatives. Many can be linked to your eligible Schwab account to “sweep” cash balances automatically, subject to availability, when you’re between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments®.

[1]	Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although they seek to preserve the value of your investment at $1 per share, it is possible to lose money

Investment Adviser
Charles Schwab Investment Management, Inc.
101 Montgomery Street, San Francisco, CA 94104
Funds
Schwab Funds®
P.O. Box 3812, Englewood, CO 80155–3812
This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.
© 2006 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC
Printed on recycled paper.
MFR13482-07

Item 2: Code of Ethics.
Not applicable to this semi-annual report.
Item 3: Audit Committee Financial Expert.
Not applicable to this semi-annual report.
Item 4: Principal Accountant Fees and Services.
Not applicable to this semi-annual report.
Item 5: Audit Committee of Listed Registrants.
Not applicable.
Item 6: Schedule of Investments.
Except as noted below, the schedules of investments are included as part of the report to shareholders filed under Item 1 of this Form.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8: Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9: Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10: Submission of Matters to a Vote of Security Holders.
Not applicable.
Item 11: Controls and Procedures.
(a)	Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Randall W. Merk and Registrant’s Principal Financial Officer, George Pereira, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)	During the second fiscal quarter of the period covered by this report, there have been no changes in Registrant’s internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.
Item 12: Exhibits.
(a)	(1) Code of ethics — not applicable to this semi-annual report.
(2)	Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached.

(3)	Not applicable.
(b)	A certification for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached. This certification is being furnished to the Securities and Exchange Commission solely pursuant to 18 U.S.C. section 1350 and is not being filed as part of the Form N-CSR with the Commission.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Schwab Investments

By:	/s/ Randall W. Merk
Randall W. Merk Chief Executive Officer

Date:	04/21/2008
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Randall W. Merk
Randall W. Merk Chief Executive Officer

Date:	04/21/2008

By:	/s/ George Pereira
George Pereira Principal Financial Officer

Date:	04/21/2008